UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 129.3%
	Asset-Backed Securities — 12.4%
5,000	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, FRN, 5.50%, 04/25/36 (m)	5,007
2,022	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.82%, 02/15/12 (e) (m)	2,026
	AmeriCredit Automobile Receivables Trust,
1,725	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	1,706
546	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	542
5,000	Asset Backed Securities Corp. Home Equity, Series 2006-HE5, Class M2, FRN, 5.62%, 07/25/36 (m)	5,004
6,000	Bank of America Credit Card Trust, Series 2006-C4, Class C4, 5.55%, 11/15/11 (m)	5,998
4,833	Capital Auto Receivables Asset Trust, Series 2006-1 A2A, 5.03%, 09/15/08 (m)	4,826
	Capital One Auto Finance Trust,
921	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	910
3,065	Series 2004-A, Class A4, FRN, 5.42%, 03/15/11 (m)	3,066
	Capital One Multi-Asset Execution Trust,
7,580	Series 2003-A, FRN, 6.57%, 12/15/10 (e) (i) (m)	7,682
6,233	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	6,099
1,500	Capital One Prime Auto Receivables Trust, Series 2005-1 Class A4, FRN, 5.34%, 04/15/11 (m)	1,501
	Carmax Auto Owner Trust,
659	Series 2003-2, Class A4, 3.07%, 10/15/10 (m)	653
5,000	Series 2006-1, Class A4, 5.41%, 06/15/11 (m)	5,067
	CARSS Finance LP (Cayman Islands),
142	Series 2004-A, Class B1, FRN, 5.60%, 01/15/11 (e) (m)	142
82	Series 2004-A, Class B2, FRN, 6.27%, 01/15/11 (e) (m)	83
3	Centex Home Equity, Series 2004-A, Class AV2, FRN, 5.57%, 06/25/34 (m)	3
	Citibank Credit Card Issuance Trust,
1,555	Series 2004-A8, Class A8, 4.90%, 12/12/16 (m)	1,552
1,145	Series 2005-A9, Class A9, 5.10%, 11/20/17 (m)	1,156
	Citigroup Mortgage Loan Trust, Inc.,
1,768	Series 2003-HE3, Class A, FRN, 5.70%, 12/25/33 (m)	1,776
1,178	Series 2005-OPT1, Class A1B, FRN, 5.53%, 02/25/35 (m)	1,178
1,995	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	1,974
	Countrywide Asset-Backed Certificates,
4,775	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	4,751
238	Series 2004-1, Class 3A, FRN, 5.60%, 04/25/34 (m)	238
1,320	Series 2004-1, Class M1, FRN, 5.82%, 03/25/34 (m)	1,326
1,080	Series 2004-1, Class M2, FRN, 5.87%, 03/25/34 (m)	1,085
66	Series 2004-BC, Class 1A, FRN, 5.55%, 04/25/34 (m)	66
1,748	Series 2005-3, Class AF3, VAR, 4.82%, 08/25/35 (m)	1,736
940	Series 2005-11, Class AF3, VAR, 4.78%, 02/25/36 (m)	929
814	Series 2005-11, Class 3AV1, FRN, 5.48%, 02/25/36 (m)	814
	Countrywide Home Equity Loan Trust,
473	Series 2004-I, Class A, FRN, 5.61%, 02/15/34 (m)	474
651	Series 2004-K, Class 2A, FRN, 5.62%, 02/15/34 (m)	652
791	Credit-Based Asset Servicing and Securitization, Series 2006-CB1, Class AF1, SUB, 5.46%, 01/25/36 (m)	787
4,478	Daimler Chrysler Auto Trust, Series 2006-B, Class A2, 5.30%, 10/08/08 (m)	4,478
	First Franklin Mortgage Loan Asset Backed Certificates,
2,600	Series 2005-FF2, Class A2B, FRN, 5.50%, 03/25/35 (m)	2,601
6,000	Series 2006-FF10, Class M1, FRN, 5.60%, 07/25/36 (m)	6,005
	Ford Credit Auto Owner Trust,
3,070	Series 2004-A, Class A4, 3.54%, 11/15/08 (m)	3,033
6,000	Series 2006-B, Class A2A, 5.42%, 07/15/09 (m)	6,009
5,000	Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	4,990
2,800	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	2,781
1,000	GMAC Mortgage Corp. Loan Trust, Series 2004-HE, Class 1A2, FRN, 5.42%, 06/25/34 (m)	1,000
1,325	Gracechurch Card Funding plc (United Kingdom), Series 7, Class A, FRN, 5.34%, 11/16/09 (m)	1,325

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	GS Auto Loan Trust,
1,689	Series 2004-1, Class A4, 2.65%, 05/15/11 (m)	1,670
13,750	Series 2006-1, Class A3, 5.37%, 12/15/10 (m)	13,827
	GSAMP Trust,
394	Series 2004-OPT, Class A1, FRN, 5.66%, 11/25/34 (m)	394
2,000	Series 2005-WMC2, Class A2B, FRN, 5.58%, 11/25/35 (m)	2,003
6,000	Series 2006-NC1, Class A2, FRN, 5.50%, 02/25/36 (m)	6,010
	Home Equity Asset Trust,
1,465	Series 2005-8, Class M2, FRN, 5.77%, 02/25/36 (m)	1,473
7,000	Series 2006-3, Class2A3, FRN, 5.50%, 07/25/36 (m)	7,011
510	Honda Auto Receivables Owner Trust, Series 2003-3, Class A4, 2.77%, 11/21/08 (m)	507
	Household Automotive Trust,
3,284	Series 2003-2, Class A4, 3.02%, 12/17/10 (m)	3,236
2,000	Series 2006-1 A2, 5.40%, 06/17/09 (m)	2,001
6,650	Series 2006-2 A2, 5.61%, 06/17/09 (m)	6,664
5,000	HSI Asset Securitization Corp. Trust, Series OPT2, Class 2A3, 5.51%, 01/25/36 (m)	5,009
1,690	Lehman XS Trust, Series 2005-7N, Class 1A1A, FRN, 5.59%, 11/25/35 (m)	1,698
	Long Beach Mortgage Loan Trust,
2,000	Series 2003-4, Class M1, FRN, 6.00%, 08/25/33 (m)	2,006
2,030	Series 2004-1, Class M1, FRN, 5.82%, 02/25/34 (m)	2,035
1,360	Series 2004-1, Class M2, FRN, 5.87%, 02/25/34 (m)	1,363
1,500	Series 2004-3, Class M1, FRN, 5.89%, 07/25/34 (m)	1,514
1,307	M&I Auto Loan Trust, Series 2003-1, Class A4, 2.97%, 04/20/09 (m)	1,291
	MASTR Asset Backed Securities Trust,
472	Series 2005-NC1, Class A4, FRN, 5.55%, 12/25/34 (m)	472
8,844	Series 2006-AB1, Class A1, FRN, 5.46%, 02/25/36 (m)	8,845
5,000	Series 2006-NC1, Class A3, FRN, 5.51%, 01/25/36 (m)	5,010
	MBNA Credit Card Master Note Trust,
3,000	Series 2001-C2, Class C2, FRN, 6.47%, 12/15/10 (e) (m)	3,048
4,875	Series 2003-A1, Class A1, 3.30%, 07/15/10 (m)	4,775
5,000	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1 A2C, FRN, 5.52%, 01/25/37 (m)	5,002
	New Century Home Equity Loan Trust,
1,051	Series 2005-1, Class A2B, FRN, 5.54%, 03/25/35 (m)	1,052
1,350	Series 2005-1, Class M1, FRN, 5.77%, 03/25/35 (m)	1,356
1,565	Series 2005-2, Class A2B, FRN, 5.50%, 06/25/35 (m)	1,566
1,000	Series 2005-B, Class A2B, FRN, 5.50%, 10/25/35 (m)	1,000
4,000	Newcastle Mortgage Securities Trust, Series 2006-1, Class A2, FRN, 5.44%, 03/25/36 (m)	4,001
1,289	Nissan Auto Receivables Owner Trust, Series 2006-A, Class A2, 4.80%, 06/16/08 (m)	1,286
563	Onyx Acceptance Grantor Trust, Series 2003-D, Series A4, 3.20%, 03/15/10 (m)	556
	Option One Mortgage Loan Trust,
529	Series 2003-1, Class A2, FRN, 5.74%, 02/25/33 (m)	529
311	Series 2003-5, Class A2, FRN, 5.64%, 08/25/33 (m)	312
2,000	Peco Energy Transition Trust, Series 2000-A, Class A3, 7.63%, 03/01/10 (m)	2,111
5,998	PP&L Transition Bond Co. LLC, Series 1999-1, Class A8, 7.15%, 06/25/09 (m)	6,175
2,650	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	2,871
2,000	Residential Asset Mortgage Products, Inc.,
	Series 2006-RS1, Class AI2, FRN, 5.55%, 01/25/36 (m)	2,003
	Residential Asset Securities Corp.,
1,100	Series 1999-1, Class A8, FRN, 5.52%, 05/25/34 (m)	1,101
539	Series 2002-KS4, Class AIIB, FRN, 5.57%, 07/25/32 (m)	540
949	Series 2003-KS5, Class AIIB, FRN, 5.61%, 07/25/33 (m)	949
2,000	Specialty Underwriting & Residential Finance, Series 2005- BC3, Class A2B, FRN, 5.57%, 06/25/36 (m)	2,004
6,365	Structured Asset Securities Corp., Series 2006-WF2, Class M2, FRN, 5.61%, 07/25/36 (m)	6,372
	Triad Auto Receivables Owner Trust,
3,974	Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	3,909
8,000	Series 2006-C, Class A3, 5.26%, 11/14/11 (m)	8,040
1,447	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10	1,427
	Wachovia Asset Securitization, Inc.,
1,467	Series 2002-HE2, Class A, FRN, 5.75%, 12/25/32	1,469
969	Series 2003-HE3, Class A, FRN, 5.57%, 11/25/33	972
6,700	Wachovia Auto Loan Owner Trust, Series 2006-1, Class A2, 5.28%, 04/20/10 (e)	6,704

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	WFS Financial Owner Trust,
1,164	Series 2003-3, Class A4, 3.25%, 05/20/11	1,150
2,734	Series 2003-4, Class A4, 3.15%, 05/20/11	2,701

	Total Asset-Backed Securities (Cost $252,650)	252,051

	Collateralized Mortgage Obligations — 19.3%
	Agency CMO — 8.3%
	Federal Home Loan Mortgage Corp.,
19,442	Series 237, Class S22, IF, IO, 1.83%, 05/15/36 (m)	1,495
17,450	Series 237, Class S23, IF, IO, 1.78%, 05/15/36 (m)	1,309
56,771	Series 239, Class S29, IF, IO, 2.43%, 08/15/36 (m)	4,311
88,093	Series 239, Class S30, IF, IO, 2.38%, 08/15/36 (m)	6,552
1,958	Series 239, IO, 6.00%, 08/15/36 (m)	365
47,238	Series 240, Class S22, IF, IO, 1.83%, 07/15/36 (m)	3,907
89,225	Series 242, Class S29, IF, IO, 2.43%, 11/15/36 (m)	7,022
763	Series 2508, Class PE, 5.50%, 05/15/28 (m)	763
9,859	Series 2564, Class LS, IF, IO, 2.33%, 01/15/17 (m)	540
4,295	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	437
13,268	Series 2701, Class ST, IF, IO, 1.68%, 08/15/21 (m)	618
4,450	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	199
1,609	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	22
5,236	Series 2772 Class GI, IO, 5.00%, 11/15/22 (m)	286
8,081	Series 2779, Class SM, IF, IO, 1.83%, 10/15/18 (m)	487
3,854	Series 2781, Class PL, IO, 5.00%, 10/15/23 (m)	201
29,485	Series 2791, Class SI, IF, IO, 1.83%, 12/15/31 (m)	1,909
23,434	Series 2813, Class SB, IF, IO, 1.73%, 02/15/34 (m)	1,524
2,503	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	40
21,698	Series 2861, Class GS, IF, IO, 1.88%, 01/15/21 (m)	565
5,168	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	334
8,659	Series 2894, Class S, IF, IO, 1.88%, 03/15/31 (m)	476
3,774	Series 2897, Class SI, IF, 4.79%, 10/15/31 (m)	3,632
1,343	Series 2921, Class SC, IF, 7.32%, 10/15/32 (m)	1,471
6,349	Series 2931, Class GA, 5.00%, 11/15/28 (m)	6,333
6,092	Series 2971, Class PI, IO, 5.50%, 03/15/26 (m)	550
828	Series 2980, Class QB, 6.50%, 05/15/35 (m)	854
9,036	Series 3029, Class S, IF, IO, 1.88%, 08/15/35 (m)	834
47,484	Series 3117, Class ES, IF, IO, 1.83%, 02/15/36 (m)	4,204
19,061	Series 3174, Class SA, IF, IO, 2.38%, 04/15/36 (m)	1,539
38,889	Series 3199, Class AD, 6.50%, 12/15/33 (m)	39,527
	Federal National Mortgage Association,
7,713	Series 2004-61, Class TS, IF, IO, 1.78%, 10/25/31 (m)	365
6,227	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	622
3,445	Series 2006-3, Class SY, IF, 7.08%, 03/25/36 (m)	3,587
5,449	Series 2006-43, Class GS, IF, 6.78%, 06/25/36 (m)	5,610
2,268	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	2,300
9,698	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	9,836
23,429	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	23,758
16,894	Series 2006-104, Class FC, FRN, 5.57%, 11/25/36 (m)	16,857
10,000	Series 2006-115, Class BF, FRN, 5.56%, 12/25/36 (m)	10,008
	Federal National Mortgage Association Whole Loan,
195	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	193
2,546	Series 2003-W6, Class 1A41, 5.40%, 10/25/42 (m)	2,526
	Government National Mortgage Association,
2,178	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	73
4,471	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	255
1,092	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	23

		168,319

	Non-Agency CMO — 11.0%
	Adjustable Rate Mortgage Trust,
644	Series 2005-4, Class 7A2, FRN, 5.55%, 08/25/35 (m)	647
2,476	Series 2005-6, Class 6A21, FRN, 5.55%, 09/25/35 (m)	2,479
481	Series 2005-6A Class 2A1, FRN, 5.63%, 11/25/35 (m)	482
14,282	American Home Mortgage Assets, Series 2006-2 Class 2A1, FRN, 5.51%, 09/25/46 (m)	14,294
2,710	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	2,674
1,559	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A2A, SUB, 5.91%, 05/25/36 (m)	1,555
	Countrywide Alternative Loan Trust,
5,639	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	5,660
5,627	Series 2005-51 Class 1A1, FRN, 5.64%, 11/20/35 (m)	5,654
12,194	Series 2006-OA1, Class 2A1, FRN, 5.53%, 03/20/46 (m)	12,207
5,968	Series 2006-OA2, Class A1, FRN, 5.53%, 05/20/46 (m)	5,978
4,093	Series 2006-OA9, Class 1A1, FRN, 5.52%, 07/20/46 (m)	4,080

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

10,689	Series 2006-OA10, Class 3A1, FRN, 5.51%, 08/25/46 (m)	10,670
5,738	Series 2006-OA12, Class A2, FRN, 5.53%, 09/20/46 (m)	5,730
3,761	Series 2006-OT9, Class 2A1B, FRN, 5.52%, 07/20/46 (m)	3,768
10,592	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	10,548
	CS First Boston Mortgage Securities Corp.,
550	Series 2003-29, Class 7A1, 6.50%, 12/25/33 (m)	563
758	Series 2004-4, Class 1A1, 6.00%, 08/25/34 (m)	757
2,772	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	2,768
6,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR1, Class 1A2, FRN, 5.53%, 02/25/36 (m)	6,009
2,329	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005- AR6, Class 2A1A, FRN, 5.61%, 10/19/45 (m)	2,338
3,000	Granite Master Issuer plc (United Kingdom), Series 2006-2 Class A4, FRN, 5.54%, 12/20/54 (m)	3,000
873	Granite Mortgages plc (United Kingdom), Series 2004-3, Class 1A3, 5.49%, 09/20/44 (m)	873
1,447	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, FRN, 5.63%, 10/25/45 (m)	1,453
5,288	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, FRN, 5.67%, 01/25/35 (e) (m)	5,308
	Harborview Mortgage Loan Trust,
6,212	Series 2005-3, Class 2A1A, FRN, 5.56%, 06/19/35 (m)	6,227
1,482	Series 2005-8, Class A2A, FRN, 5.65%, 09/19/35 (m)	1,488
3,115	Series 2006-8, Class 2A1A, FRN, 5.51%, 08/21/36 (m)	3,115
	Indymac Index Mortgage Loan Trust,
2,656	Series 2004-AR7, Class A1, FRN, 5.76%, 09/25/34 (m)	2,676
1,060	Series 2005-AR14, Class 2A1A, FRN, 5.62%, 08/25/35 (m)	1,064
13,875	Series 2006-AR2, Class 1A1A, FRN, 5.54%, 04/25/46 (m)	13,885
2,500	K2 Corp. Commercial Mortgage Trust, 0.00%, 02/15/10	2,500
4,100	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	4,115
1,282	Medallion Trust (Australia), Series 2004-1G, Class A1, FRN, 5.50%, 05/25/35 (m)	1,284
	Permanent Financing plc (United Kingdom),
2,500	Series 4, Class 2A, FRN, 5.46%, 03/10/09	2,501
5,000	Series 9A, Class 2A, FRN, 5.34%, 03/10/15 (e) (m)	4,999
13,075	Permanent Master Issuer plc (United Kingdom), Series 2006-1, Class 2A, FRN, 5.41%, 10/17/15 (m)	13,074
	RESI Finance LP (Cayman Islands),
6,474	Series 2003-C, Class B3, FRN, 6.72%, 09/10/35 (e) (m)	6,585
1,240	Series 2003-C, Class B4, FRN, 6.92%, 09/10/35 (e) (m)	1,281
1,381	Series 2003-D, Class B3, FRN, 6.62%, 12/10/35 (e) (m)	1,385
1,997	Series 2003-D, Class B4, FRN, 6.82%, 12/10/35 (e) (m)	2,003
2,347	Series 2005-A, Class B3, FRN, 5.90%, 03/10/37 (e) (m)	2,364
785	Series 2005-A, Class B4, FRN, 6.00%, 03/10/37 (e) (m)	792
	Residential Accredit Loans, Inc.,
1,224	Series 2005-Q04, Class 2AI, FRN, 5.60%, 12/25/45 (m)	1,229
9,656	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	9,683
4,064	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 05/25/36 (m)	4,081
317	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i) (m)	314
	Structured Asset Mortgage Investments, Inc.,
1,689	Series 2005-AK2, Class 2A1, FRN, 5.55%, 05/25/45 (m)	1,694
9,242	Series 2006-AR1, Class 3A1, FRN, 5.55%, 02/25/36 (m)	9,252
2,423	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 1A, FRN, 5.51%, 07/25/46	2,424
	Washington Mutual, Inc.,
1,328	Series 2005-AR2, Class 2A21, FRN, 5.65%, 01/25/45	1,332
2,140	Series 2005-AR9, Class A1A, FRN, 5.64%, 07/25/45	2,149
1,979	Series 2005-AR15, Class A1A1, FRN, 5.58%, 11/25/45	1,986
1,146	Series 2005-AR17, Class A1A1, FRN, 5.59%, 12/25/45	1,150
	Wells Fargo Mortgage Backed Securities Trust,
2,460	Series 2003-2, Class A6, 5.25%, 03/25/18	2,441
3,904	Series 2006-AR3, Class A1, FRN, 5.72%, 03/25/36	3,909

		222,477

	Total Collateralized Mortgage Obligations (Cost $393,138)	390,796

	Commercial Mortgage-Backed Securities — 4.1%
	Bear Stearns Commercial Mortgage Securities,
4,655	Series 2005-PWR9, Class A4A, 4.87%, 09/11/42 (m)	4,578
4,155	Series 2005-T18, Class A4, VAR, 4.93%, 02/13/42 (m)	4,107

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

2,515	Series 2005-T20, Class A4A, VAR, 5.30%, 10/12/42 (m)	2,535
5,000	Series 2006-PW12, Class A4, VAR, 5.90%, 09/11/38 (m)	5,243
5,790	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, VAR, 5.91%, 03/15/49 (m)	6,070
10,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, VAR, 5.96%, 06/10/46 (m)	10,523
8,610	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, VAR, 6.02%, 06/15/38 (m)	9,092
	Greenwich Capital Commercial Funding Corp.,
5,405	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42 (m)	5,299
5,405	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42 (m)	5,297
	LB-UBS Commercial Mortgage Trust,
1,200	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	1,173
2,170	Series 2006-C1, Class A4, 5.16%, 02/15/31 (m)	2,176
4,060	Series 2006-C4, Class A4, VAR, 6.10%, 06/15/38 (m)	4,313
6,331	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-FFLA, Class A2, FRN, 5.44%, 09/15/21 (e) (m)	6,331
7,610	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.84%, 05/12/39 (m)	7,952
1,755	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	1,740
	Wachovia Bank Commercial Mortgage Trust,
370	Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42	368
5,605	Series 2006-C26, Class A3, VAR, 6.01%, 06/15/45	5,965

	Total Commercial Mortgage-Backed Securities Cost ($80,782)	82,762

	Corporate Bonds — 37.8%
	Aerospace & Defense — 0.2%
900	L-3 Communications Corp., 5.88%, 01/15/15 (m)	873
3,500	United Technologies Corp., FRN, 5.44%, 06/01/09	3,503

		4,376

	Auto Components — 0.0% (g)
549	TRW Automotive, Inc., 9.38%, 02/15/13 (m)	589

	Automobiles — 0.8%
	DaimlerChrysler NA Holding Corp.,
10,280	5.88%, 03/15/11 (m)	10,401
3,425	FRN, 5.82%, 03/13/09 (m)	3,428
2,000	Series E, FRN, 5.90%, 10/31/08 (m)	2,007

		15,836

	Beverages — 0.2%
450	Diageo Capital plc (United Kingdom), 3.38%, 03/20/08 (m)	440
3,875	Diageo Finance BV (Netherlands), 3.00%, 12/15/06 (m)	3,871

		4,311

	Building Products — 0.1%
2,735	Owens Corning, Inc., 7.00%, 12/01/36 (e) (m)	2,843

	Capital Markets — 6.6%
1,395	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	1,367
1,020	Banque Paribas (France), 6.88%, 03/01/09 (m)	1,062
	Bear Stearns Cos., Inc. (The),
520	4.00%, 01/31/08 (m)	513
6,565	5.55%, 01/22/17 (m)	6,602
5,000	FRN, 5.47%, 08/21/09 (m)	5,004
1,640	FRN, 5.53%, 04/29/08 (m)	1,644
	Credit Suisse First Boston USA, Inc.,
2,000	FRN, 5.43%, 06/05/09 (m)	2,001
2,190	FRN, 5.48%, 06/02/08 (m)	2,194
3,000	FRN, 5.52%, 12/09/08 (m)	3,005
	Goldman Sachs Group, Inc.,
1,550	4.13%, 01/15/08 (m)	1,534
6,340	5.95%, 01/15/27 (m)	6,434
7,000	FRN, 5.48%, 12/22/08 (m)	7,007
6,525	FRN, 5.48%, 06/23/09 (m)	6,528
	Kaupthing Bank (Iceland),
17,400	5.75%, 10/04/11 (e) (m)	17,500
3,335	7.13%, 05/19/16 (e) (m)	3,575
6,500	FRN, 6.07%, 01/15/10 (e)	6,538

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Lehman Brothers Holdings, Inc.,
6,315	5.75%, 01/03/17 (m)	6,467
12,000	FRN, 5.40%, 05/29/08 (m)	12,009
7,000	FRN, 5.48%, 08/21/09 (m)	7,003
3,100	Links Finance LLC, FRN, 5.64%, 09/15/08 (e) (i) (m)	3,102
	Merrill Lynch & Co., Inc.,
4,885	6.22%, 09/15/26 (m)	5,144
2,000	FRN, 5.47%, 10/27/08 (m)	2,002
7,250	FRN, 5.57%, 11/01/11 (m)	7,257
1,900	FRN, 5.62%, 02/06/09 (m)	1,908
	Morgan Stanley,
8,835	5.38%, 10/15/15 (m)	8,881
7,000	FRN, 5.49%, 02/09/09 (m)	7,011
1,000	FRN, 5.50%, 11/09/07 (m)	1,001

		134,293

	Chemicals — 0.3%
1,025	Huntsman LLC, 11.50%, 07/15/12 (m)	1,158
835	Nalco Co., 7.75%, 11/15/11 (m)	852
705	PolyOne Corp., 10.63%, 05/15/10 (m)	754
2,685	Potash Corp. of Saskatchewan (Canada), 5.88%, 12/01/36	2,683

		5,447

	Commercial Banks — 5.8%
	Bank of America Corp.,
2,100	3.25%, 08/15/08 (m)	2,040
2,415	4.25%, 10/01/10 (m)	2,358
2,695	4.38%, 12/01/10 (m)	2,639
9,585	5.63%, 10/14/16 (m)	9,874
1,230	5.88%, 02/15/09 (m)	1,254
2,495	Bank of New York Co., Inc., 5.20%, 07/01/07 (m)	2,495
	Barclays Bank plc (United Kingdom),
1,595	7.40%, 12/15/09 (m)	1,701
9,100	VAR, 5.93%, 12/31/49 (e) (m)	9,290
620	BB&T Capital Trust I, 5.85%, 08/18/35 (m)	623
6,195	Commonwealth Bank of Australia (Australia), VAR, 6.02%, 12/31/49 (e) (m)	6,325
4,750	Deutsche Bank Capital Funding Trust VII, VAR, 5.63%, 12/31/49 (e) (m)	4,716
2,660	Export-Import Bank of Korea (South Korea), 4.63%, 03/16/10 (m)	2,625
	Glitnir Banki HF (Iceland),
6,675	FRN, 5.80%, 01/21/11 (e) (m)	6,675
1,500	VAR, 5.53%, 10/15/08 (e) (m)	1,496
3,500	VAR, 7.45%, 12/31/49 (e) (m)	3,716
5,000	HBOS plc (United Kingdom), VAR, 5.92%, 12/31/49 (e) (m)	4,953
1,720	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e) (m)	1,662
1,795	KFW International Finance (Germany), 4.75%, 01/24/07 (m)	1,793
4,250	Landsbanki Islands HF (Iceland), 6.10%, 08/25/11 (e) (m)	4,354
6,870	Lloyds TSB Group plc (United Kingdom), VAR, 6.27%, 12/31/49 (e) (m)	6,965
305	Royal Bank of Scotland Group plc (United Kingdom), VAR, 7.65%, 12/31/49 (m)	368
6,600	Shinsei Finance II (Cayman Islands), VAR, 7.16%, 12/31/49 (e) (m)	6,786
3,705	SunTrust Preferred Capital I, VAR, 5.85%, 12/31/49 (m)	3,763
2,005	United Overseas Bank Ltd. (Singapore), VAR, 5.37%, 09/03/19 (e)	2,010
	VTB Capital SA for Vneshtorgbank (Luxembourg),
8,525	FRN, 5.97%, 08/01/08 (e)	8,521
6,955	FRN, 6.14%, 09/21/07 (e) (m)	6,966
1,500	Wachovia Bank NA, 5.80%, 12/01/08 (m)	1,522
2,140	Wachovia Corp., FRN, 5.45%, 07/20/07 (m)	2,142

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Wells Fargo & Co.,
185	4.20%, 01/15/10	181
140	5.13%, 09/01/12	141
2,070	Wells Fargo Bank, 6.45%, 02/01/11	2,181
1,930	Wells Fargo Capital X, 5.95%, 12/15/86	1,933
2,335	Woori Bank (South Korea), VAR, 5.75%, 03/13/14 (e)	2,359

		116,427

	Commercial Services & Supplies — 0.1%
725	ACCO Brands Corp., 7.63%, 08/15/15 (m)	711
400	Allied Waste North America, 6.13%, 02/15/14 (m)	379
415	Corrections Corp. of America, 6.25%, 03/15/13 (m)	409

		1,499

	Communications Equipment — 0.2%
4,000	Cisco Systems, Inc., FRN, 5.45%, 02/20/09 (m)	4,004

	Computers & Peripherals — 0.2%
3,500	Hewlett-Packard Co., FRN, 5.50%, 05/22/09 (m)	3,505
695	International Business Machines Corp., 5.38%, 02/01/09 (m)	701

		4,206

	Consumer Finance — 2.0%
2,500	AIG SunAmerica Global Financing VII, 5.85%, 08/01/08 (e) (m)	2,528
4,722	American General Finance Corp., Series H, 4.50%, 11/15/07 (m)	4,694
3,030	Capital One Capital III, 7.69%, 08/15/36 (m)	3,517
2,910	Capital One Financial Corp., 8.75%, 02/01/07 (m)	2,924
	Ford Motor Credit Co.,
900	7.25%, 10/25/11 (m)	879
1,100	FRN, 6.34%, 03/21/07 (m)	1,100
195	FRN, 6.94%, 01/15/10 (m)	188
2,250	General Electric Capital Corp., FRN, 5.41%, 10/26/09 (m)	2,249
1,290	General Motors Acceptance Corp., 6.88%, 08/28/12 (m)	1,329
	HSBC Finance Corp.,
1,885	7.88%, 03/01/07 (m)	1,896
3,110	FRN, 5.52%, 05/09/08 (m)	3,117
2,000	FRN, 5.52%, 09/15/08 (m)	2,005
	International Lease Finance Corp.,
1,330	4.88%, 09/01/10 (m)	1,319
3,500	FRN, 5.59%, 05/24/10 (m)	3,513
900	John Deere Capital Corp., 3.90%, 01/15/08 (m)	888
	SLM Corp.,
1,655	3.63%, 03/17/08 (m)	1,619
1,900	FRN, 5.46%, 01/25/08 (m)	1,902
4,500	FRN, 5.52%, 07/27/09 (m)	4,507

		40,174

	Containers & Packaging — 0.1%
1,210	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	1,246

	Diversified Consumer Services — 0.0% (g)
	Service Corp. International,
750	7.38%, 10/01/14 (m)	780
250	7.70%, 04/15/09 (m)	258

		1,038

	Diversified Financial Services — 4.7%
3,635	ABX Financing Co., 6.35%, 10/15/36 (e) (m)	3,725
	Caterpillar Financial Services Corp.,
3,250	FRN, 5.42%, 08/11/09 (m)	3,249
4,250	FRN, 5.43%, 05/18/09 (m)	4,254
3,255	Series F, FRN, 5.44%, 02/26/07 (m)	3,257
	CIT Group, Inc.,
1,300	4.00%, 05/08/08 (m)	1,280
1,795	5.50%, 11/30/07 (m)	1,800

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

3,500	FRN, 5.49%, 08/17/09 (m)	3,502
4,000	FRN, 5.50%, 06/08/09 (m)	4,004
3,100	FRN, 5.53%, 01/30/09 (m)	3,107
	General Electric Capital Corp.,
1,000	FRN, 5.42%, 05/19/08 (m)	1,001
3,360	Series A, 4.25%, 01/15/08 (m)	3,328
9,000	K2 Corp., 5.43%, 02/15/09 (e) (i) (m)	9,000
4,770	Mizuho Capital Investment 1 Ltd. (Cayman Islands), VAR, 6.69%, 12/31/49 (e) (m)	4,897
1,815	Mizuho JGB Investment LLC, VAR, 9.87%, 12/31/49 (e) (m)	1,935
7,073	Mizuho Preferred Capital Co. LLC, VAR, 8.79%, 12/31/49 (e) (m)	7,436
4,810	MUFG Capital Finance 1 Ltd. (Cayman Islands), VAR, 6.35%, 12/31/49	4,969
6,425	Pemex Finance Ltd. (Cayman Islands), 7.17%, 10/15/09	6,663
7,970	Resona Preferred Global Securities Cayman Ltd., VAR 7.19%, 12/31/49 (e) (m)	8,450
1,250	TIAA Global Markets, Inc., FRN, 5.47%, 01/12/11 (e) (m)	1,251
1,067	TRAINS HY-1-2006, 7.55%, 05/01/16 (e) (m)	1,081
1,045	Visant Corp., 7.63%, 10/01/12 (m)	1,055
15,000	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.72%, 11/13/09 (e)	14,998

		94,242

	Diversified Telecommunication Services — 2.5%
	AT&T, Inc.,
3,250	6.80%, 05/15/36 (m)	3,554
5,750	FRN, 5.46%, 05/15/08 (m)	5,752
4,700	BellSouth Corp., FRN, 5.47%, 08/15/08 (m)	4,702
750	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	799
	Embarq Corp.,
4,350	6.74%, 06/01/13 (m)	4,520
2,270	7.08%, 06/01/16 (m)	2,351
280	Qwest Communications International, Inc., FRN, 8.87%, 02/15/09 (m)	283
590	Qwest Corp., 8.87%, 03/15/12 (m)	657
2,190	Sprint Capital Corp., 6.00%, 01/15/07 (m)	2,190
1,315	Telecom Italia Capital S.A. (Luxembourg), 7.20%, 07/18/36 (m)	1,408
10,000	Telefonica Emisones SAU (Spain), FRN, 5.69%, 06/19/09 (m)	10,010
975	Verizon Communications, Inc., 5.35%, 02/15/11	985
	Verizon Global Funding Corp.,
1,915	4.90%, 09/15/15	1,854
2,125	5.85%, 09/15/35	2,087
1,340	7.38%, 09/01/12	1,484
55	7.75%, 12/01/30	66
7,000	FRN, 5.50%, 08/15/07 (m)	7,005

		49,707

	Electric Utilities — 0.8%
5,160	Alabama Power Co., Series Y, 2.80%, 12/01/06 (m)	5,160
	Appalachian Power Co.,
1,445	6.38%, 04/01/36 (m)	1,527
925	Series L, 5.80%, 10/01/35 (m)	905
80	Florida Power & Light Co., 5.63%, 04/01/34 (m)	81
2,415	ITC Holdings Corp., 6.38%, 09/30/36 (e) (m)	2,495
	Nisource Finance Corp.,
2,935	5.25%, 09/15/17 (m)	2,795
1,730	5.45%, 09/15/20 (m)	1,649
1,400	Puget Sound Energy, Inc., 6.27%, 03/15/37 (m)	1,471

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

110	San Diego Gas & Electric Co., 5.35%, 05/15/35 (m)	108

		16,191

	Electronic Equipment & Instruments — 0.0% (g)
	NXP BV/NXP Funding LLC (Netherlands),
75	7.88%, 10/15/14 (e) (m)	77
715	9.50%, 10/15/15 (e)	734

		811

	Food & Staples Retailing — 0.1%
3,150	CVS Lease Pass-Through, 6.04%, 12/10/28 (e)	3,189

	Food Products — 0.1%
1,425	General Mills, Inc., 5.13%, 02/15/07 (m)	1,424

	Gas Utilities — 0.2%
2,270	Duke Capital LLC, 8.00%, 10/01/19 (m)	2,695
665	Sonat, Inc., 7.63%, 07/15/11 (m)	690

		3,385

	Health Care Equipment & Supplies — 0.0% (g)
615	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	632

	Health Care Providers & Services — 0.2%
	HCA, Inc.,
470	9.25%, 11/15/16 (e) (m)	490
460	9.63%, 11/15/16 (e) (m)	482
11	Tenet Healthcare Corp., 7.38%, 02/01/13 (m)	10
2,970	WellPoint, Inc., 5.00%, 01/15/11	2,955

		3,937

	Hotels, Restaurants & Leisure — 0.1%
1,190	MGM Mirage, Inc., 5.88%, 02/27/14 (m)	1,113
585	Vail Resorts, Inc., 6.75%, 02/15/14	580

		1,693

	Household Durables — 0.2%
	Beazer Homes USA, Inc.,
1,025	6.50%, 11/15/13 (m)	987
200	6.88%, 07/15/15 (m)	193
730	DR Horton, Inc., 5.63%, 09/15/14 (m)	711
500	Jarden Corp., 9.75%, 05/01/12 (m)	529
780	Sealy Mattress Co., 8.25%, 06/15/14 (m)	810

		3,230

	Household Products — 0.1%
	Spectrum Brands, Inc.,
1,000	7.38%, 02/01/15 (m)	842
250	8.50%, 10/01/13 (m)	224

		1,066

	Industrial Conglomerates — 0.1%
2,540	Hutchison Whampoa International Ltd. (Cayman Islands), 7.45%, 11/24/33 (e) (m)	2,975

	Insurance — 1.5%
1,765	American International Group, Inc., 6.25%, 05/01/36 (m)	1,942
1,000	GE Global Insurance Holding Corp., 7.75%, 06/15/30 (m)	1,248
2,000	Genworth Financial, Inc., VAR, 6.15%, 11/15/66 (m)	2,034
240	Hartford Financial Services Group, Inc., 4.70%, 09/01/07 (m)	239
3,440	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	3,690
1,570	Monumental Global Funding II, 3.85%, 03/03/08 (e) (m)	1,543
3,085	Mony Group, Inc., 8.35%, 03/15/10 (m)	3,372
	Protective Life Secured Trust,
4,505	3.70%, 11/24/08 (m)	4,391
3,390	4.00%, 10/07/09 (m)	3,300
1,250	FRN, 5.45%, 01/14/08 (m)	1,251

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

4,725	Reinsurance Group of America, Inc., VAR, 6.75%, 12/15/65 (m)	4,779
3,630	Stingray Pass-Through (Cayman Islands), 5.90%, 01/12/15 (e) (m)	3,339

		31,128

	IT Services — 0.1%
	Iron Mountain, Inc.,
945	6.63%, 01/01/16 (m)	900
480	7.75%, 01/15/15 (m)	490
	SunGard Data Systems, Inc.,
11	9.13%, 08/15/13 (m)	11
900	10.25%, 08/15/15 (m)	954

		2,355

	Media — 3.2%
500	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13 (m)	513
455	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	468
7,775	Comcast Corp., FRN, 5.67%, 07/14/09 (m)	7,791
1,900	Dex Media, Inc., SUB, 0.00%, 11/15/13 (m)	1,681
685	DirecTV Holdings LLC, 6.38%, 06/15/15 (m)	661
1,560	Echostar DBS Corp., 7.13%, 02/01/16 (m)	1,548
245	News America Holdings, Inc., 7.75%, 01/20/24 (m)	281
	Time Warner, Inc.,
13,365	5.50%, 11/15/11 (m)	13,467
7,550	FRN, 5.61%, 11/13/09 (m)	7,555
	Viacom, Inc.,
12,625	5.75%, 04/30/11	12,731
5,400	6.25%, 04/30/16	5,465
6,750	FRN, 5.74%, 06/16/09	6,752
4,650	Walt Disney Co., FRN, 5.49%, 09/10/09 (m)	4,654
380	WMG Holdings Corp., SUB, 0.00%, 12/15/14	302

		63,869

	Multi-Utilities — 0.9%
	Dominion Resources, Inc.,
1,220	5.00%, 03/15/13 (m)	1,203
6,135	5.15%, 07/15/15 (m)	6,042
1,600	FRN, 5.66%, 09/28/07 (m)	1,601
2,290	Series A, 8.13%, 06/15/10 (m)	2,507
1,090	Series E, 7.20%, 09/15/14 (m)	1,212
3,975	Midamerican Energy Holdings Co., 6.13%, 04/01/36 (m)	4,167
1,890	Public Service Enterprise Group, Inc., FRN, 5.77%, 09/21/08 (m)	1,891

		18,623

	Oil, Gas & Consumable Fuels — 1.5%
5,000	Anadarko Petroleum Corp., FRN, 5.79%, 09/15/09 (m)	5,020
255	Atlantic Richfield Co., 5.90%, 04/15/09 (m)	260
4,785	BP Canada Finance Co. (Canada), 3.38%, 10/31/07 (m)	4,711
960	Chesapeake Energy Corp., 6.50%, 08/15/17 (m)	917
4,700	ChevronTexaco Capital Co. (Canada), 3.50%, 09/17/07 (m)	4,641
1,175	Energy Transfer Partners LP, 6.63%, 10/15/36 (m)	1,246
	Enterprise Products Operating LP,
5,300	5.00%, 03/01/15 (m)	5,065
1,155	Series B, 6.65%, 10/15/34 (m)	1,206
4,550	Gazprom International S.A. (Luxembourg), 7.20%, 02/01/20	4,777
2,925	OAO Gazprom (Russia), 9.13%, 04/25/07	2,962
40	Suncor Energy, Inc. (Canada), 7.15%, 02/01/32 (m)	48

		30,853

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)		Security Description	Value ($)

		Paper & Forest Products — 0.1%
	1,200	Georgia Pacific Corp., 7.70%, 06/15/15 (m)	1,230

		Personal Products — 0.0% (g)
	500	DEL Laboratories, Inc., 8.00%, 02/01/12 (m)	460

		Pharmaceuticals — 0.2%
	4,005	Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36 (m)	4,031

		Real Estate Investment Trusts (REITs) — 1.7%
		iStar Financial, Inc.,
	19,070	5.95%, 10/15/13 (e) (m)	19,424
	6,600	FRN, 5.76%, 03/03/08 (m)	6,616
	2,995	Ras Laffan Liquefied Natural Gas Co. Ltd III (Qatar), 5.83%, 09/30/16 (e) (m)	3,054
	5,900	WEA Finance LLC (Australia), 5.70%, 10/01/16 (e)	5,997

			35,091

		Software — 0.2%
	2,405	Oracle Corp. and Ozark Holding, Inc., FRN, 5.60%, 01/13/09 (m)	2,408
	635	UGS Corp., 10.00%, 06/01/12	692

			3,100

		Thrifts & Mortgage Finance — 2.4%
	5,800	Bancaja US Debt S.A. (Spain), FRN, 5.52%, 07/10/09 (e) (m)	5,803
	4,500	Countrywide Financial Corp., FRN, 5.61%, 03/24/09 (m)	4,509
	570	Countrywide Home Loans, Inc., 5.63%, 07/15/09 (m)	577
		Residential Capital Corp.,
	7,865	6.13%, 11/21/08 (m)	7,954
	2,885	6.38%, 06/30/10 (m)	2,954
	1,000	6.88%, 06/30/15 (m)	1,068
	2,400	FRN, 6.47%, 04/17/09 (m)	2,425
	2,100	FRN, 6.68%, 11/21/08 (m)	2,127
	14,825	FRN, 7.20%, 04/17/09 (e)	14,867
	1,250	Sovereign Bancorp, Inc., FRN, 5.65%, 03/01/09 (e) (m)	1,253
	4,000	Washington Mutual Bank, FRN, 5.46%, 05/01/09	4,003

			47,540

		Wireless Telecommunication Services — 0.3%
	420	Dobson Cellular Systems, 8.38%, 11/01/11 (m)	438
	1,000	iPCS, Inc., 11.50%, 05/01/12 (m)	1,112
		New Cingular Wireless Services, Inc.,
	610	7.88%, 03/01/11 (m)	672
	1,110	8.13%, 05/01/12 (m)	1,262
	390	8.75%, 03/01/31 (m)	520
	575	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14 (m)	577
	1,170	Vodafone Group plc (United Kingdom), 7.75%, 02/15/10	1,258

			5,839

		Total Corporate Bonds (Cost $756,476)	762,890

		Loan Participations — 0.4%
	7,500	Nationwide Life Global Funding, 0.00%, 10/09/09 (Cost $7,500)	7,500

		Foreign Government Securities — 2.8%
	1,875	Arab Republic of Egypt (Egypt), 4.45%, 09/15/15 (m)	1,837
		Bundesrepublik Deutschland (Germany),
EUR	780	4.00%, 01/04/37	1,063
EUR	4,215	4.75%, 07/04/34	6,425
	2,465	Federal Republic of Brazil (Brazil), 12.25%, 03/06/30	4,055

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

11,610	Government of Argentina (Argentina), FRN, 5.59%, 08/03/12	8,284
6,640	Government of Peru (Peru), FRN, 6.25%, 03/07/27	6,374
2,820	Government of Ukraine (Ukraine), 6.58%, 11/21/16 (e)	2,818
2,369	IIRSA Norte Finance Ltd. (Peru), 8.75%, 05/30/24	2,487
2,000	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14	2,018
2,770	Russian Federation (Russia), 12.75%, 06/24/28	5,045
	United Mexican States (Mexico),
6,860	8.00%, 09/24/22	8,393
8,550	FRN, 6.07%, 01/13/09	8,623

	Total Foreign Government Securities (Cost $55,528)	57,422

	Mortgage Pass-Through Securities — 44.1%
	Federal Home Loan Mortgage Corp., Various Pools,
668	6.00%, 02/01/11 - 01/01/35 (m)	679
76	7.00%, 12/01/25 - 02/01/26 (m)	77
160	7.50%, 10/01/26 - 02/01/27 (m)	167
135	8.00%, 04/01/26 - 07/01/26 (m)	142
2	9.75%, 11/01/08 (m)	2
32,200	TBA, 5.50%, 12/15/36	32,097
107,410	TBA, 6.00%, 12/15/36	108,594
85,000	TBA, 6.50%, 12/15/36	86,727
	Federal National Mortgage Association, Various Pools,
1,145	4.96%, 11/01/08 (m)	1,135
8,115	6.00%, 10/01/23 - 03/01/35 (m)	8,222
2,705	6.50%, 04/01/29 - 03/01/35 (m)	2,762
55,165	7.00%, 04/01/34 - 09/01/36 (m)	56,687
1,192	7.50%, 03/01/35 - 01/01/36 (m)	1,237
1,027	8.00%, 08/01/22 - 01/01/36 (m)	1,084
- (h)	8.50%, 10/01/25 (m)	- (h	)
20,913	FRN, 5.78%, 09/01/36 (m)	21,082
22,200	TBA, 4.50%, 12/25/21	21,610
87,960	TBA, 5.00%, 01/25/21 - 12/25/36	86,115
45,716	TBA, 5.50%, 12/25/21 - 01/25/22	45,958
113,490	TBA, 6.00%, 12/25/21 - 12/25/36	114,784
104,400	TBA, 6.50%, 12/25/36 - 01/25/37	106,517
99,700	TBA, 7.00%, 12/25/36 - 01/25/37	102,406
	Government National Mortgage Association Pools,
1,346	7.00%, 09/15/31 (m)	1,393
31	9.00%, 02/15/10 - 04/15/11 (m)	32
9,000	TBA, 5.50%, 12/15/36	9,014
75,000	TBA, 6.00%, 01/15/36 - 12/15/36	76,216
5,000	TBA, 6.50%, 12/15/36	5,138

	Total Mortgage Pass-Through Securities (Cost $884,147)	889,877

	Private Placements — 0.8%
10,451	200 East 57th St., 200 East Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.50%, 01/01/14 (i) (m)	11,105
724	200 East 57th St., 200 East Tenants Corp., Secured by Second Mortgage Agreement and Apartment on Co-op Apartment Building in New York City, 6.72%, 01/01/13 (i)	755
2,960	81 Irving Place, Irving Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.95%, 01/01/29 (i)	3,292

	Total Private Placements (Cost $14,135)	15,152

	Supranational — 0.3%
5,000	European Investment Bank, 4.88%, 02/16/16 (m) (Cost $4,994)	5,013

	U.S. Government Agency Securities — 5.6%
	Federal Home Loan Mortgage Corp.,
8,670	4.00%, 06/12/13 (m)	8,276
4,040	4.88%, 11/15/13 (m)	4,072

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

11,950	5.75%, 01/15/12 (m)	12,497
4,640	6.25%, 07/15/32 (m)	5,533
2,315	6.75%, 03/15/31 (m)	2,912
6,680	7.00%, 03/15/10 (m)	7,142
	Federal National Mortgage Association,
2,025	2.38%, 02/15/07 (m)	2,013
14,745	3.25%, 08/15/08 (m)	14,369
39,000	3.88%, 02/15/10 (m)	38,008
2,600	5.25%, 08/01/12 (m)	2,641
12,755	5.25%, 09/15/16 (m)	13,220
830	6.13%, 03/15/12 (m)	884
15	7.13%, 01/15/30 (m)	20
1,600	Tennessee Valley Authority, 6.79%, 05/23/12 (m)	1,753

	Total U.S. Government Agency Securities (Cost $112,678)	113,340

	U.S. Treasury Obligations — 1.7%
	U.S. Treasury Bonds,
1,655	4.50%, 02/15/36 (m)	1,638
350	7.25%, 05/15/16 (k) (m)	424
90	U.S. Treasury Inflation Indexed Bonds, 1.63%, 01/15/15	87
	U.S. Treasury Notes,
1,000	3.38%, 02/28/07 (m)	996
300	3.38%, 10/15/09 (m)	291
1,220	3.50%, 02/15/10 (k) (m)	1,185
785	3.88%, 07/31/07 (k) (m)	779
1,075	3.88%, 05/15/09 (k) (m)	1,059
495	4.00%, 02/15/15 (k) (m)	480
2,795	4.13%, 08/15/08 (k) (m)	2,772
160	4.38%, 01/31/08 (k) (m)	159
1,125	4.38%, 11/15/08 (k) (m)	1,120
3,630	4.50%, 09/30/11 (m)	3,637
250	4.50%, 02/15/16 (k) (m)	251
16,990	4.63%, 11/15/16 (m)	17,213
1,320	4.88%, 08/15/09 (k) (m)	1,331
1,000	5.00%, 07/31/08 (k) (m)	1,005

	Total U.S. Treasury Obligations (Cost $34,336)	34,427

	Total Long-Term Investments (Cost $2,596,364)	2,611,230

Number of Contracts

	Options Purchased — 1.2%
	Call Options Purchased — 0.6%
187	30 Day Fed Funds Expiring 01/31/07 @ $94.75, American Style	1
361	30 Day Fed Funds Expiring 12/29/06 @ $94.75, American Style	- (h	)
607	30 Day Fed Funds Expiring 02/28/07 @ $94.75, American Style	101
698	90 Day Eurodollar Future Expiring 01/12/07 @ $95.00, American Style	22
2,450	U.S. 10 Year Treasury Note Future Expiring 02/23/07 @ $109.00, American Style	2,373
118	Eurodollar 1-Year Mid Curve Expiring 12/01/06 @ $95.38, American Style	7

Notional Value ($)

	Call Options Purchased on Interest Rate Swaps:
30,600	Expiring 01/04/07. If exercised the Fund receives 5.05% and pays floating 3 month LIBOR expiring 11/13/16, European Style	373
155,407	Expiring 11/01/07. If exercised the Fund receives 3.83% and pays floating 3 month LIBOR expiring 10/06/18, European Style	193
23,445	Expiring 05/19/08. If exercised the Fund receives 5.76% and pays floating 3 month LIBOR expiring 05/21/38, European Style	352
367,210	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style	8,515

	Total Call Options Purchased (Cost $10,733)	11,937

	Receiver/Payer Straddles on Interest Rate Swaps — 0.5%
7,730	Expiring 12/01/06. If exercised the Fund pays/receives 5.26% and receives/pays floating 3 month LIBOR expiring 12/05/16, European Style	199

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Notional Value ($)	Security Description	Value ($)

32,850	Expiring 12/04/06. If exercised the Fund pays/receives 5.11% and receives/pays floating 3 month LIBOR expiring 12/06/16, European Style	449
32,850	Expiring 12/28/06. If exercised the Fund pays/receives 5.02% and receives/pays floating 3 month LIBOR expiring 01/02/17, European Style	441
80,512	Expiring 08/04/08. If exercised the Fund pays/receives 5.49% and receives/pays floating 3 month LIBOR expiring 08/06/13, European Style	3,336
286,190	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style	4,762

	Total Receiver/Payer Straddles on Interest Rate Swaps (Cost $8,210)	9,187

Number of Contracts

	Put Options Purchased — 0.1%
607	30 Day Fed Funds Expiring 02/28/07 @ $94.75, American Style	13
186	30 Day Fed Funds Expiring 04/30/07 @ $94.81, American Style	19

Notional Value ($)

	Put Options Purchased on Interest Rate Swaps:
32,850	Expiring 12/15/06. If exercised the Fund receives 5.14% and pays floating 3 month LIBOR expiring 05/21/13, European Style	555
391,935	Expiring 04/23/07. If exercised the Fund pays 5.10% and receives floating 3 month LIBOR expiring 04/25/08, European Style	410
391,935	Expiring 04/23/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 04/25/08, European Style	34
391,935	Expiring 04/24/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 04/26/08, European Style	51
992,765	Expiring 04/26/07. If exercised the Fund pays 5.25% and receives floating 3 month LIBOR expiring 04/25/08, European Style	608
85,405	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38, European Style	1,283

	Total Put Options Purchased (Cost $7,716)	2,973

	Total Options Purchased (Cost $26,659)	24,097

Principal Amount ($)

	Short-Term Investments — 10.1%
	Commercial Paper — 8.9% (n)
27,500	Amsterdam Funding Corp., 5.28%, 12/15/06 (m)	27,442
5,750	Cancara Asset Securitization LLC, 5.28%, 12/08/06 (m)	5,744
	CIESCO LLC,
20,000	5.30%, 01/08/07 (m)	19,888
5,000	5.30%, 01/09/07 (m)	4,971
32,750	Gemini Securities Corp., 5.30%, 01/04/07 (m)	32,594
27,250	General Electric Capital Corp., 5.22%, 12/08/06 (m)	27,220
37,000	Tulip Funding Corp., 5.28%, 12/27/06 (m)	36,859
25,750	Variable Funding Capital, 5.27%, 12/13/06 (m)	25,703

	Total Commercial Paper (Cost $180,422)	180,421

Shares

	Investment Company — 1.2%
24,256	JPMorgan Prime Money Market Fund (b) (m) (Cost $24,256)	24,256

	Total Short-Term Investments (Cost $204,678)	204,677

	Total Investments — 140.6% (Cost $2,827,701)	2,840,004
	Liabilities in Excess of Other Assets — (40.6)%	(820,631)

	Net Assets — 100.0%	$2,019,373

Percentages indicated are based on net assets.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/06 (USD)	UNREALIZED APPRECIATION (DEPRECIATION) (USD)

	Long Futures Outstanding
820	2 Year U.S. Treasury Notes	March, 2007	$168,100	$323
668	5 Year U.S. Treasury Notes	March, 2007	70,912	242
762	10 Year U.S. Treasury Notes	March, 2007	83,201	515
253	U.K. Treasury Gilts	March, 2007	54,667	138
1,026	U.S. Treasury Bonds	March, 2007	117,349	1,071

	Short Futures Outstanding
(327)	Euro-Bobl	December, 2006	(47,620)	(40)
(362)	Euro-Bund	December, 2006	(56,801)	(464)
(297)	Euro-Schatz	December, 2006	(40,895)	(21)
(720)	5 Year U.S. Treasury Notes	March, 2007	(76,433)	(191)
(465)	10 Year U.S. Treasury Notes	March, 2007	(50,772)	(313)
(119)	U.S. Treasury Bonds	March, 2007	(13,611)	(130)
(223)	Eurodollar	June, 2007	(52,976)	(92)
(183)	Eurodollar	June, 2008	(43,664)	(330)
(19)	Eurodollar	September, 2008	(4,533)	(18)
(84)	Eurodollar	December, 2008	(20,039)	(74)

				$616

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 11/30/06 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

5,650,000	EUR	12/29/06	$7,176	$7,491	$(315)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE (USD)

$(132,200)	FNMA, TBA, 5.50%, 12/25/36 - 01/01/37 (Proceeds received $131,534)	$(131,630)

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

OPTIONS WRITTEN

Call Options Written

NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL VALUE	PREMIUM (USD)	VALUE (USD)

FNMA, 30 Year, 5.50%, TBA	$99.25	01/04/07	$64,000	$(133)	$(339)

Call Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE *	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE	PREMIUM (USD)	VALUE (USD)

Citibank, N.A.	5.11% semi-annually	12/04/06	12/06/16	$32,850	$(44)	$(448)

Receiver/Payer Straddles on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE **	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE	PREMIUM (USD)	VALUE (USD)

Barclays Capital	5.96% semi-annually	10/02/08	10/06/18	$286,190	$(3,864)	$(2,227)
Credit Suisse International	5.61% semi-annually	08/04/08	08/06/18	45,850	(2,987)	(3,225)

					$(6,851)	$(5,452)

Put Options Written

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE ***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE	PREMIUM (USD)	VALUE (USD)

Bank of America	5.99% semi-annually	11/02/09	11/04/19	$367,210	$(6,977)	$(5,266)
Barclays Capital	5.40% semi-annually	04/26/07	04/30/08	992,765	(755)	(336)
Deutsche Bank AG, New York	5.58% semi-annually	05/19/08	05/21/13	359,205	(7,111)	(1,880)
Goldman Sachs Capital Management	5.49% semi-annually	04/23/07	04/25/08	470,322	(447)	(107)
Goldman Sachs Capital Management	5.49% semi-annually	04/24/07	04/26/08	783,870	(737)	(180)

					$(16,027)	$(7,769)

*	The Fund will receive a floating rate based on 3-month USD LIBOR, if exercised.
**	The Fund will pay or receive a floating rate based on 3-month USD LIBOR, if exercised.
***	The Fund will pay a floating rate based on 3-month USD LIBOR, if exercised.
****	European Style

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	RATE TYPE (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Bank of America	3 month LIBOR quarterly	5.10% semi-annually	01/11/09	$48,445	$171
Bank of America	3 month LIBOR quarterly	5.10% semi-annually	01/11/09	180,230	633
Bank of America	5.05% semi-annually	3 month LIBOR quarterly	01/11/12	77,535	(717)
Bank of America	5.10% semi-annually	3 month LIBOR quarterly	01/11/12	20,190	(228)
Bank of America	4.98% semi-annually	3 month LIBOR quarterly	12/16/16	14,185	—
Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19	209,571	(2,868)
Barclays Capital	5.07% semi-annually	3 month LIBOR quarterly	11/13/11	8,915	(82)
Barclays Capital	5.21% semi-annually	3 month LIBOR quarterly	10/06/18	135,090	(2,374)
Citibank, N.A.	5.07% semi-annually	3 month LIBOR quarterly	11/27/16	3,225	(253)
Citibank, N.A.	4.99% semi-annually	3 month LIBOR quarterly	11/30/16	19,755	(93)
Citibank, N.A.	4.95% semi-annually	3 month LIBOR quarterly	12/04/16	15,890	—
Credit Suisse International	3 month LIBOR quarterly	4.89% semi-annually	05/21/13	13,155	46
Credit Suisse International	5.17% semi-annually	3 month LIBOR quarterly	05/21/13	8,900	(133)
Credit Suisse International	5.21% semi-annually	3 month LIBOR quarterly	05/21/13	15,539	(256)
Credit Suisse International	5.05% semi-annually	3 month LIBOR quarterly	08/15/16	68,478	(630)
Credit Suisse International	3 month LIBOR quarterly	5.12% semi-annually	08/06/18	8,528	104
Credit Suisse International	3 month LIBOR quarterly	5.39% semi-annually	05/21/38	3,262	148
Credit Suisse International	5.13% semi-annually	3 month LIBOR quarterly	05/21/38	3,719	(34)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.05% semi-annually	09/28/08	249,895	88
Deutsche Bank AG, New York	5.05% semi-annually	3 month LIBOR quarterly	02/08/09	178,500	(566)
Deutsche Bank AG, New York	5.02% semi-annually	3 month LIBOR quarterly	02/26/09	178,820	(551)
Deutsche Bank AG, New York	5.03% semi-annually	3 month LIBOR quarterly	11/15/10	6,390	(40)
Deutsche Bank AG, New York	5.56% semi-annually	3 month LIBOR quarterly	08/19/11	18,040	(780)
Deutsche Bank AG, New York	5.00% semi-annually	3 month LIBOR quarterly	09/28/11	215,010	(1,173)
Deutsche Bank AG, New York	5.58% semi-annually	3 month LIBOR quarterly	05/21/13	100,051	(3,346)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.10% semi-annually	09/28/16	60,385	751
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.15% semi-annually	02/08/17	43,295	780
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.08% semi-annually	02/26/17	43,265	545
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.37% semi-annually	09/05/18	10,270	305
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.76% semi-annually	05/21/38	22,444	2,314
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.20% semi-annually	01/11/09	128,555	1,686
Goldman Sachs Capital Management	4.98% semi-annually	3 month LIBOR quarterly	02/26/09	178,820	(415)
Goldman Sachs Capital Management	5.21% semi-annually	3 month LIBOR quarterly	01/11/12	56,570	(2,186)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.05% semi-annually	02/26/17	43,265	438
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.05% semi-annually	09/27/08	152,275	50
Lehman Brothers Special Financing	5.42% semi-annually	3 month LIBOR quarterly	05/21/09	7,897	(95)
Lehman Brothers Special Financing	5.39% semi-annually	3 month LIBOR quarterly	04/15/11	4,735	(99)
Lehman Brothers Special Financing	5.09% semi-annually	3 month LIBOR quarterly	05/15/11	25,582	(246)
Lehman Brothers Special Financing	5.02% semi-annually	3 month LIBOR quarterly	11/06/11	9,650	(65)
Lehman Brothers Special Financing	5.06% semi-annually	3 month LIBOR quarterly	11/06/13	9,600	(98)
Lehman Brothers Special Financing	5.79% semi-annually	3 month LIBOR quarterly	06/27/16	15,860	(1,281)
Lehman Brothers Special Financing	5.09% semi-annually	3 month LIBOR quarterly	09/27/16	76,995	(885)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.21% semi-annually	09/27/36	20,035	423
Union Bank of Switzerland AG	5.13% semi-annually	3 month LIBOR quarterly	12/04/16	29,125	(453)
Union Bank of Switzerland AG	5.14% semi-annually	3 month LIBOR quarterly	12/04/16	22,850	(368)
Union Bank of Switzerland AG	3 month LIBOR quarterly	5.23% semi-annually	12/04/36	14,875	377
Union Bank of Switzerland AG	3 month LIBOR quarterly	5.26% semi-annually	12/04/36	11,830	347

					$(11,109)

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT (USD)		VALUE (USD)

Akzo, 4.25%, 06/14/11	Citibank, N.A.	Buy	23 BPS quarterly	12/20/11		$10,000	$8
BASF, 3.50% 07/08/10	Union Bank of Switzerland AG	Buy	10.5 BPS quarterly	12/20/11		10,000	(5)
Dow Jones CDX.EM.6	Lehman Brothers Special Financing (1)	Buy	140 BPS quarterly	12/20/11		20,000	(179)
Dow Jones CDX.HY.100 S6 0611	Lehman Brothers Special Financing (2)	Buy	345 BPS quarterly	06/20/11		17,000	(744)
Dow Jones CDX.HY.100 S6 0611.6	Goldman Sachs Capital Management (3)	Buy	345 BPS quarterly	06/20/11		10,000	(444)
Dow Jones CDX.NA.HY.7	Deutsche Bank AG, New York (4)	Buy	325 BPS quarterly	12/20/11		3,000	(79)
Dow Jones CDX.NA.HY.7	Lehman Brothers Special Financing (5)	Buy	325 BPS quarterly	12/20/11		2,500	(66)
Dow Jones CDX.NA.IG.6	Goldman Sachs Capital Management (6)	Sell	40 BPS quarterly	06/20/11		43,200	193
Dow Jones CDX.NA.IG.7	Union Bank of Switzerland AG (7)	Buy	40 BPS quarterly	12/20/11		63,300	(206)
Dow Jones CDX.NA.IG.HVOL.7	Union Bank of Switzerland AG (8)	Sell	75 BPS quarterly	12/20/11		15,200	14
Encana Corp., 4.75%, 10/15/13	Morgan Stanley Capital Services	Buy	35 BPS quarterly	12/20/11		5,800	18
Gannett Co., 6.38%, 04/01/12	Goldman Sachs Capital Management	Buy	27 BPS quarterly	06/20/11		3,800	15
Gannett Co., 6.38%, 04/01/12	Morgan Stanley Capital Services	Buy	37 BPS quarterly	09/20/11		5,750	11
Government of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Buy	114 BPS semi-annually	10/20/07		2,850	(20)
Government of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10		2,850	127
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10		6,250	386
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10		1,540	69
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	292 BPS semi-annually	02/20/11		9,040	387
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	260 BPS semi-annually	08/20/11		3,970	104
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	259 BPS semi-annually	08/20/11		4,530	133
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11		8,240	27
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10		5,250	316
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10		1,600	132
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Sell	235 BPS quarterly	04/20/07		9,750	107
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11		12,510	15
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10		6,250	(485)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10		1,540	(95)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	165 BPS semi-annually	02/20/11		9,040	(262)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11		8,500	(169)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11		4,050	31
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11		4,190	34
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11		10,880	(8)
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10		5,250	(401)
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10		1,600	(148)
Government of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11		4,085	153
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11		10,070	314
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11		5,055	201
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	176.5 BPS quarterly	09/20/11		5,050	129
Government of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11		4,270	4
Government of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11		4,085	(174)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11		10,070	(368)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11		5,055	(232)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	190 BPS quarterly	09/20/11		5,050	(157)
Government of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11		4,270	(8)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11		3,600	49
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11		6,550	89
Government of Ukraine, 7.65%, 06/11/13	Lehman Brothers Special Financing	Sell	169 BPS semi-annually	11/20/11		1,500	6
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10		11,000	283
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	08/20/10		8,500	139
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10		7,000	115
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	203 BPS semi-annually	08/20/11		12,700	307
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11		7,540	(2)
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10		7,250	168
Hannover Finance SA, 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11		20,000	(3)
iStar Financial, Inc., 6.00% 12/15/10	Credit Suisse International	Buy	49 BPS quarterly	12/20/13		10,000	14
Kaupthing Bunadarbanki HF, 5.55%, 12/01/09	Deutsche Bank AG, New York	Buy	52 BPS quarterly	12/20/11		10,000	5
Kaupthing Bunadarbanki HF, 5.55%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	EUR	17,200	42
Landsbanki Island, 3.70%, 10/19/10	Morgan Stanley International	Sell	45 BPS quarterly	09/20/07	EUR	6,800	29
Liberty Mutual, 7.88%, 10/15/26	Merrill Lynch International	Buy	30 BPS quarterly	06/20/11		$3,250	(17)
Linde AG Loan Facility, Tranche B	Morgan Stanley Capital Services	Sell	25 BPS quarterly	03/20/08	GBP	3,010	(4)
Munich Re Finance BV, 6.75% 06/21/23	Morgan Stanley Capital Services	Buy	7 BPS quarterly	12/20/11		$20,000	(1)
Pemex, 9.50% 09/15/27	Citibank, N.A.	Buy	116.5 BPS semi-annually	05/20/10		15,000	(320)
Pemex, 9.50% 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10		11,000	(326)
Reed Elsevier, 5.75%, 07/31/08	Union Bank of Switzerland AG	Buy	20 BPS quarterly	12/20/11		10,000	(5)
Republic of Peru, 8.75%, 11/21/33	Bear Stearns Credit Products	Buy	123 BPS semi-annually	09/20/11		2,500	26
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	119 BPS semi-annually	04/20/10		10,000	245
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	105 BPS semi-annually	06/20/10		8,000	193
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10		10,000	237
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10		6,000	132
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11		25,020	15
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11		21,760	27
Russian Federation, 5.00%, 03/31/30	Lehman Brothers Special Financing	Sell	54 BPS semi-annually	03/20/11		25,500	94
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10		9,000	286
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10		11,000	(203)
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	75 BPS semi-annually	08/20/10		8,500	(104)
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	53 BPS semi-annually	08/20/11		12,700	(39)
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11		7,540	-(h )
Russian Federation, 5.00%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10		7,250	(138)
Russian Federation, 12.75%, 06/24/28	Morgan Stanley Capital Services	Buy	64 BPS quarterly	09/20/10		7,000	(54)
Sara Lee Corp., 6.13%, 11/01/32	Goldman Sachs Capital Management	Buy	89 BPS quarterly	12/20/11		4,700	(74)
Sara Lee Corp., 6.13%, 11/01/32	Morgan Stanley Capital Services	Buy	51 BPS quarterly	09/20/11		5,600	2
Solvay, 4.63%, 06/27/18	Union Bank of Switzerland AG	Buy	16.5 BPS quarterly	12/20/11		10,000	(5)
Southwest Airlines, 6.50%, 03/01/12	Lehman Brothers Special Financing	Buy	30 BPS quarterly	09/20/13		6,950	44
Talisman Energy, Inc., 7.25%, 10/15/27	Morgan Stanley Capital Services	Buy	40 BPS quarterly	12/20/11		5,800	11
Thales SA, 4.38%, 07/22/11	Morgan Stanley Capital Services	Buy	18 BPS quarterly	12/20/11		10,000	(10)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	108 BPS semi-annually	04/20/10		10,000	(239)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	106 BPS semi-annually	06/20/10		8,000	(219)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10		10,000	(270)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10		6,000	(138)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10		9,000	(229)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	100 BPS semi-annually	05/20/10		15,000	315
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10		11,000	301
United Mexican States, 8.30%, 08/15/31	Lehman Brothers Special Financing	Buy	53 BPS semi-annually	03/20/11		25,500	(136)
Valero Energy Corp., 6.88%, 04/15/12	Goldman Sachs Capital Management	Buy	39 BPS quarterly	12/20/11		5,800	(20)
Viacom, 5.75%, 04/30/11	Morgan Stanley Capital Services	Buy	45 BPS quarterly	06/20/11		10,000	(1)
XL Capital, 5.25%, 09/15/14	Bear Stearns Credit Products	Buy	43 BPS quarterly	09/20/11		5,600	(62)

							$(767)

(1)	Premium paid of $370
(2)	Premium received of $612
(3)	Premium received of $277
(4)	Premium received of $82
(5)	Premium received of $62
(6)	Premium paid of $251
(7)	Premium paid of $65
(8)	Premium received of $47

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Bank of America (b)	FHLB, 4.75%, 12/16/16	$99.54	01/11/07	$14,185	$	-(h	)
Citibank, N.A. (b)	FNMA, 30 Year, 5.00%, TBA	96.16	12/05/06	21,000		321
Citibank, N.A. (b)	FNMA, 30 Year, 5.50%, TBA	98.38	12/05/06	198,000		2,458
Citibank, N.A. (a)	FNMA, 30 Year, 6.00%, TBA	100.00	12/05/06	176,000		(1,855)
Citibank, N.A. (a)	FNMA, 30 Year, 6.00%, TBA	100.31	12/05/06	490,100		(2,062)
Citibank, N.A. (b)	FNMA, 30 Year, 6.50%, TBA	101.88	12/05/06	215,000		336
Citibank, N.A. (b)	FNMA, 30 Year, 6.00%, TBA	100.75	01/04/07	57,500		159
Citibank, N.A. (a)	U.S. Treasury Note, 4.50%, 02/15/16	98.99	01/11/07	22,150		(303)
Credit Suisse International (b)	U.S. Treasury Note, 4.88%, 08/15/16	102.42	12/27/06	66,169		516
Deutsche Bank AG, New York (b)	FHLMC, 30 Year, 5.50%, TBA	98.06	12/05/06	31,650		504
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.00%, TBA	95.41	12/05/06	500		11
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 5.00%, TBA	97.55	12/05/06	34,600		-(h	)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.50%, TBA	98.34	12/05/06	198,600		2,527
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 5.50%, TBA	98.91	12/05/06	3,500		25
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	100.31	12/05/06	421,900		(3,129)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	100.63	12/05/06	175,000		(701)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.50%, TBA	101.67	12/05/06	77,750		279
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.50%, TBA	101.72	12/05/06	119,500		373
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 6.50%, TBA	102.00	12/05/06	97,000		-(h	)
Deutsche Bank AG, New York (b)	FNMA, 6.63%, 11/15/10	106.55	12/07/06	6,000		17
Deutsche Bank AG, New York (b)	U.S. Treasury Note, 4.50%, 09/30/11	99.11	12/14/06	120,000		1,142
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.00%, TBA	100.94	01/04/07	68,000		-(h	)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, 6.50%, TBA	101.98	01/04/07	51,000		-(h	)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 7.00%, TBA	102.69	01/04/07	195,000		61
Deutsche Bank AG, New York (b)	FNMA, 30 Year, 7.00%, TBA	102.70	01/04/07	68,000		-(h	)
Deutsche Bank AG, New York (b)	FHLB, 5.38%, 08/19/11	101.85	01/11/07	18,040		170
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	97.43	01/11/07	10,495		136
Deutsche Bank AG, New York (b)	GNMA, 30 Year, 6.00%, TBA	101.52	01/15/07	68,000		-(h	)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, 5.50%, TBA	97.78	12/05/06	27,500		505
Lehman Brothers Special Financing (b)	FNMA, 6.00%, 05/15/11	104.75	12/07/06	24,825		88
Lehman Brothers Special Financing (b)	FHLMC, 5.25%, 05/21/09	100.52	12/14/06	7,897		50
Lehman Brothers Special Financing (b)	FNMA, 30 Year , 5.00%, TBA	97.13	01/04/07	240,000		1,362
Lehman Brothers Special Financing (a)	FNMA, 30 Year , 5.50%, TBA	99.05	01/04/07	23,915		(133)
Lehman Brothers Special Financing (a)	FNMA, 30 Year , 5.50%, TBA	99.19	01/04/07	480,000		(1,996)
Lehman Brothers Special Financing (b)	FNMA, 30 Year , 6.00%, TBA	100.77	01/04/07	240,000		606
Lehman Brothers Special Financing (b)	FHLMC, 5.75%, 06/27/16	104.85	01/11/07	15,860		175
Lehman Brothers Special Financing (b)	FNMA, 5.13%, 04/15/11	100.83	01/11/07	4,735		41
Union Bank of Switzerland AG (b)	FNMA, 30 Year , 5.00%, TBA	96.00	12/05/06	50,000		843
Union Bank of Switzerland AG (b)	FNMA, 30 Year , 5.50%, TBA	98.34	12/05/06	55,000		700
Union Bank of Switzerland AG (b)	FNMA, 30 Year , 5.00%, TBA	97.00	01/04/07	62,935		433

						$3,659

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Total Return Swap

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	EXPIRATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Union Bank of Switzerland AG	Lehman AAA 8.5 Year+CMBS Index	Spread Lock with Carry Amount+10 BPS	Total Return on Lehman AAA 8.5 Year+CMBS Index	01/01/07	$31,000	$(41)

Forward Rate Agreements

	RATE TYPE (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Merrill Lynch Capital Services	5.09% semi-annually	3 month LIBOR quarterly	12/17/07	$200,000	$(207)
Merrill Lynch Capital Services	5.09% semi-annually	3 month LIBOR quarterly	03/17/08	500,000	(601)
Merrill Lynch Capital Services	3 month LIBOR quarterly	4.92% semi-annually	03/17/08	389,000	(310)
Merrill Lynch International	4.70% semi-annually	3 month LIBOR quarterly	12/19/07	354,000	71

					$(1,047)

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.

BPS	Basis Points
CMBS	Commercial Mortgage Backed Security
CMO	Collateralized Mortgage Obligation
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.
GBP	British Pound
GNMA	Government National Mortgage Association
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.
TBA	To Be Announced
TRAINS	Targeted Return Index
USD	United States Dollar
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,401
Aggregate gross unrealized depreciation	(16,098)

Net unrealized appreciation/depreciation	$12,303

Federal income tax cost of investments	$2,827,701

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Long-Term Investments — 95.3%
		Corporate Bonds — 26.5%
		Brazil — 2.4%
BRL	1,730	Citibank N.A., Brazilian Real Notes, 15.00%, 07/02/10 (e)	882
	$2,000	Morgan Stanley & Co., Inc., 14.40%, 08/04/16 (e) (linked to Brazilian Sovereign debt securities)	2,215

			3,097

		Indonesia — 3.4%
	2,970	Deutsche Bank Financial, Inc., 15.00%, 07/20/18 (linked to Indonesia Government Bond, 15.00%, 7/15/18)	4,317

		Mexico — 2.3%
MXN	40,000	Depfa Bank plc, Zero Coupon, 06/15/15	1,868
	$1,065	Pemex Project Funding Master Trust, Regulation S, 5.75%, 12/15/15	1,060

			2,928

		Peru — 1.3%
	1,460	IIRSA Norte Finance Ltd., Regulation S, 8.75%, 05/30/24	1,646

		Russia — 13.6%
	1,590	Gaz Capital for Gazprom, 6.21%, 11/22/16 (e)	1,598
	1,400	Gaz Capital S.A., 8.63%, 04/28/34 (e)	1,794
	4,850	Gazprom International S.A., Regulation S, 7.20%, 02/01/20	5,092
	4,407	Gazstream S.A., 5.63%, 07/22/13 (e)	4,391
	1,740	Morgan Stanley Bank AG for OAO Gazprom, 9.63%, 03/01/13 (e)	2,076
	720	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.18%, 05/16/13 (e)	759
		VTB Capital SA for Vneshtorgbank,
	260	FRN, 8.28%, 07/30/07 (m)	264
	1,600	Regulation S, 6.25%, 06/30/35	1,639

			17,613

		Ukraine — 0.2%
	195	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine, 7.75%, 09/23/09	199

		United States — 3.3%
		Citigroup Funding, Inc.,
	1,495	VAR, 0.00%, 08/17/18 (e) (m)	1,495
	1,845	Zero Coupon, 10/04/07 (e) (m)	1,876
	1,030	Zero Coupon, 10/08/07 (e) (m)	918

			4,289

		Total Corporate Bonds (Cost $32,886)	34,089

		Foreign Government Securities — 68.7%
		Argentina — 10.5%
ARS	12,632	Central Bank of Argentina, VAR, 0.00%, 02/04/18 (m)	6,019
	$750	Province of Buenos Aires, 9.38%, 09/14/18 (e)	769
		Republic of Argentina,
	4,245	FRN, 5.59%, 08/03/12 (m)	3,029
ARS	43,114	VAR, 0.00%, 12/15/35 (m)	1,580
ARS	4,698	VAR, 5.88%, 12/31/33 (m)	2,120

			13,517

		Barbados — 0.3%
	$390	Government of Barbados, 6.63%, 12/05/35 (e)	406

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Brazil — 13.6%
	300	Banco Nacional de Desenvolvimento Economico e Social, Regulation S, VAR, 5.87%, 06/16/08	296
		Federal Republic of Brazil,
	2,400	7.13%, 01/20/37	2,550
	1,600	8.75%, 02/04/25	1,956
	800	8.88%, 10/14/19	980
	5,195	12.25%, 03/06/30	8,546
BRL	6,490	12.50%, 01/05/16	3,200

			17,528

		Chile — 3.1%
	$3,650	Government of Chile, 7.13%, 01/11/12	3,975

		Colombia — 3.0%
		Republic of Colombia,
	1,075	7.38%, 01/27/17	1,144
	460	7.38%, 09/18/37	479
	1,500	10.75%, 01/15/13	1,851
COP	622,000	12.00%, 10/22/15	322

			3,796

		Costa Rica — 2.3%
	$2,313	Republic of Costa Rica, Regulation S, 10.00%, 08/01/20	2,993

		Dominican Republic — 1.7%
		Government of Dominican Republic,
	190	8.63%, 04/20/27 (e)	215
	116	9.04%, 01/23/18 (e)	133
	1,388	9.04%, 01/23/18 (e)	1,593
	161	Regulation S, 9.04%, 01/23/18	185
	51	Regulation S, 9.50%, 09/27/11	54

			2,180

		El Salvador — 1.7%
		Republic of El Salvador,
	675	7.63%, 09/21/34 (e)	758
	480	7.67%, 06/15/35 (e)	537
	735	8.25%, 04/10/32 (e) (m)	874

			2,169

		Iraq — 0.6%
	1,250	Republic of Iraq, 5.80%, 01/15/28 (e)	812

		Mexico — 9.0%
		Mexican Fixed Rate Bonds,
MXN	12,496	8.00%, 12/24/08	1,156
MXN	23,000	10.00%, 12/05/24	2,520
		United Mexican States,
	$850	6.38%, 01/16/13	897
	1,900	7.50%, 01/14/12	2,088
	3,875	8.30%, 08/15/31	4,979

			11,640

		Panama — 1.6%
		Republic of Panama,
	750	7.13%, 01/29/26	806
	897	7.25%, 03/15/15	966
	25	8.88%, 09/30/27	32
	33	9.38%, 07/23/12	39
	155	9.38%, 04/01/29	207

			2,050

		Peru — 3.0%
		Republic of Peru,
	3209	VAR, 5.00%, 03/07/17	3,176
	570	7.35%, 07/21/25	628

			3,804

		Russia — 4.6%
	3,230	Russian Federation, Regulation S, 12.75%, 06/24/28	5,883

		Turkey — 2.4%
		Republic of Turkey,
	1,795	7.38%, 02/05/25	1,820
	620	8.00%, 02/14/34	664
	535	9.50%, 01/15/14	619

			3,103

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Ukraine — 2.5%
		Government of Ukraine,
	390	6.58%, 11/21/16 (e)	390
	1,595	Regulation S, 6.88%, 03/04/11	1,635
	1,075	Regulation S, 7.65%, 06/11/13	1,161

			3,186

		Uruguay — 4.1%
		Republic of Uruguay,
UYU	50,960	5.00%, 09/14/18 (m)	2,265
	$38	7.63%, 03/21/36	41
	2,455	8.00%, 11/18/22	2,737
	240	9.25%, 05/17/17	289

			5,332

		Venezuela — 4.7%
		Republic of Venezuela,
	3,584	9.38%, 01/13/34	4,568
	1	10.75%, 09/19/13	1
	1,020	13.63%, 08/15/18	1,525

			6,094

		Total Foreign Government Securities (Cost $83,587)	88,468

		U.S. Treasury Obligation — 0.1%
		United States — 0.1%
	145	U.S. Treasury Note, 4.88%, 04/30/08 (k) (m) (Cost $145)	145

Shares

		Warrants — 0.00% (g)
	1	Republic of Venezuela, expires 04/15/20 (a) (Cost $0)	40

		Total Long-Term Investments (Cost $116,618)	122,742

		Short-Term Investment — 1.7%
		Investment Company — 1.7%
	2,126	JPMorgan Prime Money Market Fund (b) (m) (Cost $2,126)	2,126

		Total Investments — 97.0% (Cost $118,744)	124,868
		Other Assets in Excess of Liabilities — 3.0%	3,892

		NET ASSETS — 100.0%	$128,760

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/06 (USD)

	Long Futures Outstanding
33	5 Year U.S. Treasury Notes	March, 2007	$3,503
111	10 year U.S. Treasury Notes	March, 2007	12,120
	Short Futures Outstanding
(41)	U.S. Treasury Bonds	March, 2007	(4,689)

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Credit Default Swaps
(Amounts in thousands)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Gazprom International SA, 7.20%, 02/01/20	Lehman Brothers Special Financing	Buy	112 BPS quarterly	4/20/11	$5,180	$(67)
Government of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Buy	114 BPS semi-annually	10/20/07	160	(1)
Government of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	160	7
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	9/20/10	350	22
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	750	33
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	295 BPS semi-annually	3/20/11	840	34
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	9/20/11	550	2
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	400	24
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	4/20/07	300	3
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	790	1
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	9/20/10	350	(27)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	750	(46)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	142 BPS semi-annually	3/20/11	840	(15)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	9/20/11	270	2
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	9/20/11	280	2
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	680	-(h )
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	400	(31)
Government of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	6/20/11	300	11
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	6/20/11	365	15
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	6/20/11	730	23
Government of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11	400	-(h )
Government of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	6/20/11	300	(13)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	6/20/11	730	(27)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	6/20/11	365	(17)
Government of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11	400	(1)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11	3,030	41
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11	1,670	23
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	7/20/10	500	13
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	8/20/10	750	12
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	9/20/10	400	7
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	203 BPS semi-annually	8/20/11	660	16
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	740	-(h )
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	8/20/10	300	7
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	6/20/10	1,000	(30)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	63 BPS quarterly	5/20/11	1,600	5
Republic of Poland, 5.25%, 01/15/14	Lehman Brothers Special Financing	Buy	20.4 BPS semi-annually	5/20/11	1,600	6
Russian Federation, 2.25%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	1,580	1
Russian Federation, 2.25%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	1,360	2
Russian Federation, 2.25%, 03/31/30	Morgan Stanley Capital Services	Buy	53 BPS semi-annually	8/20/11	660	(2)
Russian Federation, 2.25%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	740	-(h )
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	77 BPS semi-annually	8/20/10	70	1
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	7/20/10	500	(9)
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Sell	101 BPS semi-annually	7/20/10	2,000	45
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	75 BPS semi-annually	8/20/10	750	(9)
Russian Federation, 5.00%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	8/20/10	300	(6)
Russian Federation, 12.75%, 06/24/28	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	9/20/10	400	(3)
Russian Standard Bank, 7.80%, 09/28/2007	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	6/15/07	3,200	32
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	8/20/10	70	(1)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	96 BPS semi-annually	7/20/10	2,000	(46)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	6/20/10	1,000	27
VTB Capital Vneshtorbank, 7.50%, 10/12/11	Lehman Brothers Special Financing	Sell	109 BPS quarterly	4/20/11	5,180	59

						$125

Total Return Swap

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINIATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Morgan Stanley Capital Services	Red Arrow International Leasing, Public Limited Company 8.38%, 06/30/12	LIBOR +40 BPS	Total Return on Red Arrow International Leasing, Public Limited Company, 8.38%, 06/30/12	6/30/12	$1,530	$120

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than a thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(r)	Rates shown are per annum and payments are as described.
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
MXN	Mexican Peso
UYU	Uruguayan Peso
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.
USD	United States Dollar

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,276
Aggregate gross unrealized depreciation	(152)

Net unrealized appreciation/depreciation	$6,124

Federal income tax cost of investments	$118,744

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount($)	Security Description	Value ($)

	Long-Term Investments — 94.6%
	Asset Backed Securities — 20.0%
1,085	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.82%, 02/15/12 (e) (m)	1,087
	Ameriquest Mortgage Securities, Inc.,
550	Series 2004-R11, Class M1, FRN, 5.98%, 11/25/34 (m)	553
500	Series 2005-R2, Class M2, FRN, 5.80%, 04/25/35 (m)	502
400	Asset Backed Funding Certificates, Series 2005-HE1, Class M2, FRN, 5.76%, 12/25/34 (m)	402
600	Bank of America Credit Card Trust, Series 2006-C4, Class C4, FRN, 5.55%, 11/15/11 (m)	600
350	Bear Stearns Asset Backed Securities, Inc., Series 2005-HE3, Class M1, FRN, 5.75%, 03/25/35 (m)	352
1,650	Capital One Multi-Asset Execution Trust, Series 2003-A, FRN, 6.57%, 12/15/10 (i) (m)	1,672
400	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, FRN, 5.50%, 02/25/36 (m)	401
157	CARSS Finance LP (Cayman Islands), Series 2004-A, Class B1, FRN, 5.60%, 01/15/11 (e) (m)	158
3	Centex Home Equity, Series 2004-A, Class AV2, FRN, 5.57%, 06/25/34	3
2,400	Citibank Credit Card Issuance Trust, Series 2004-B1, Class B1, FRN, 5.54%, 05/20/11 (m)	2,408
	Citigroup Mortgage Loan Trust, Inc.,
945	Series 2003-HE3, Class A, FRN, 5.75%, 12/25/33 (m)	949
1,050	Series 2005-OPT4, Class M2, FRN, 5.75%, 07/25/35 (m)	1,054
1,200	Series 2006-WFH2, Class A2A, FRN, 5.47%, 08/25/36 (m)	1,200
900	Series 2006-WMC1,Class A2C, FRN, 5.52%, 12/25/35 (m)	902
	Countrywide Asset-Backed Certificates,
196	Series 2004-6, Class 2A4, FRN, 5.77%, 11/25/34 (m)	197
200	Series 2005-BC1, Class M1, FRN, 5.73%, 05/25/35 (m)	200
200	Series 2005-BC1, Class M2, FRN, 5.76%, 05/25/35 (m)	201
	Countrywide Home Equity Loan Trust,
1,024	Series 2003-C, Class A, FRN, 5.59%, 05/15/29 (m)	1,026
900	Series 2004-BC1, Class M1, FRN, 5.82%, 02/25/34 (m)	905
841	Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, FRN, 5.57%, 09/20/23	843
2,500	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2C, FRN, 5.48%, 10/25/36	2,500
782	Fleet Home Equity Trust, Series 2003-1, Class A, FRN, 5.57%, 01/20/33	783
400	GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2B, FRN, 5.47%, 08/25/36	400
950	GMAC Mortgage Corp Loan Trust, Series 2004-HE4, Class A2, FRN, 5.51%, 03/25/35	951
120	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A, FRN, 5.59%, 04/15/29	120
127	Hasco NIM Trust, Series 2006-OP2A, Class A, 5.86%, 01/26/36 (e)	127
78	Household Automotive Trust, Series 2002-3, Class A4B, FRN, 5.66%, 05/18/09	78
800	HSI Asset Securitization Corp. Trust, Series 2006-OPT3, Class 3A3, FRN, 5.50%, 02/25/36	801
833	Lehman XS Trust, Series 2005-2, Class 1A1, FRN, 5.60%, 08/25/35	835
	Long Beach Mortgage Loan Trust,
2,050	Series 2003-4, Class M1, FRN, 6.00%, 08/25/33	2,056
62	Series 2005-1, Class 2A2, FRN, 5.57%, 02/25/35	62
1,700	Series 2006-7, Class 2A3, FRN, 5.48%, 08/25/36	1,701
2,300	Series 2006-10, Class 2A3, 5.48%, 11/25/36	2,300
217	MASTR Asset Backed Securities Trust, Series 2006-CI14, Class N1, 6.00%, 07/26/35 (e)	217
	Morgan Stanley ABS Capital I,
150	Series 2005-HE2, Class M3, FRN, 5.80%, 01/25/35	150
100	Series 2005-HE2, Class M4, FRN, 5.95%, 01/25/35	101
550	New Century Home Equity Loan Trust, Series 2004-3, Class M1, FRN, 5.94%, 11/25/34	553
	Option One Mortgage Loan Trust,
102	Series 2002-1, Class A, FRN, 5.90%, 02/25/32	102
300	Series 2005-2, Class M1, FRN, 5.76%, 05/25/35	301
550	Park Place Securities, Inc., Series 2004-WHQ2, Class M2, FRN, 5.95%, 02/25/35	553
2,400	Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2, FRN, 5.56%, 01/25/36	2,404
350	Residential Asset Securities Corp., Series 2005-KS11, Class M2, FRN, 5.74%, 12/25/35	351
278	Residential Funding Mortgage Securities II, Series 2003-HS4, Class A1B, FRN, 5.58%, 01/25/29	278
	Securitized Asset Backed Receivables LLC Trust,
1,700	Series 2005-OP1, Class M2, FRN, 5.77%, 01/25/35	1,702
36	Series 2006-OP1, Class A2B, FRN, 5.52%, 10/25/35	36
2,000	Series 2006-WM3, Class A2, FRN, 5.51%, 10/25/36	1,997
500	Soundview Home Equity Loan Trust, Series 2005-OPT4, Class N1, 5.68%, 12/25/35 (e)	502

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount($)	Security Description	Value ($)

890	Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A, FRN, 5.54%, 06/25/34	891
1,000	William Street Funding Corp., Series 2005-1, Class A, FRN, 5.64%, 01/23/11 (e)	1,000

	Total Asset Backed Securities (Cost $39,434)	39,467

	Collateralized Mortgage Obligations — 21.7%
	Agency CMO — 3.4%
	Federal Home Loan Mortgage Corp.,
2,441	Series 2638, Class KI, IO, 5.00%, 11/15/27	227
2,836	Series 2645, Class SB, IO, FRN, 1.78%, 07/15/27	174
1,172	Series 2686, Class FL, FRN, 5.72%, 03/15/28	1,175
1,136	Series 2827, Class AS, IO, 1.78%, 06/15/22	52
1,930	Series 2928, Class IN, IO, 5.00%, 10/15/24	148
1,609	Series 2975, IO, 5.50%, 06/15/26	152
	Federal National Mortgage Association,
285	Series 2002-36, Class FS, FRN, 5.82%, 06/25/32	288
425	Series 2002-36, Class FT, FRN, 5.82%, 06/25/32	428
5,000	Series 2002-81, Class SJ, IO, FRN, 2.18%, 04/25/32	451
2,410	Series 2005-51, Class KI, IO, 5.50%, 01/25/25	192
1,743	Series 2005-63, Class PK, IO, 5.50%, 10/25/24	127
2,450	Federal National Mortgage Association REMICS, Series 2006-115, Class BF, FRN, 5.56%, 12/25/36	2,452
894	Federal National Mortgage Association Whole Loan, Series 2002-121, Class FC, FRN, 5.72%, 02/25/28	896

		6,762

	Non-Agency CMO — 18.3%
	Adjustable Rate Mortgage Trust,
658	Series 2004-5, Class 7A2, FRN, 5.70%, 04/25/35 (m)	657
885	Series 2005-1 Class 5A2, FRN, 5.65%, 05/25/35 (m)	884
452	Series 2005-8, Class 7A2, FRN, 5.60%, 11/25/35 (m)	453
557	Series 2005-11, Class 5A1, FRN, 5.59%, 02/25/36 (m)	558
809	American Home Mortgage Assets, Series 2006-2, Class 2A1, FRN, 5.51%, 09/25/46 (m)	810
1,400	Arkle Master Issuer plc (United Kingdom), Class 2006-1A, Class 3A, FRN, 5.42%, 08/17/11 (m)	1,400
1,050	Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1A, 5.41%, 11/25/49	1,050
55	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-21, Class A3, 5.75%, 01/25/33 (m)	55
904	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, FRN, 5.65%, 08/19/45	907
1,571	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, FRN, 5.67%, 01/25/35 (e)	1,577
	Harborview Mortgage Loan Trust,
585	Series 2005-3, Class 2A1A, FRN, 5.56%, 06/19/35	586
1,371	Series 2005-8, Class 1A2A, FRN, 5.65%, 09/19/35	1,376
1,233	Series 2005-15, Class 2A11, FRN, 5.59%, 10/20/45	1,236
2,300	Holmes Master Issuer plc (United Kingdom), Series 2006-1A, Class 2A, FRN, 5.40%, 07/15/21	2,300
	Indymac Index Mortgage Loan Trust,
990	Series 2004-AR7, Class A1, FRN, 5.76%, 09/25/34	998
311	Series 2004-AR8, Class 2A1, FRN, 5.73%, 11/25/34	314
2,000	Series 2006-AR35, Class 2A1A, FRN, 5.49%, 01/25/37	2,000
1,550	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36	1,556
	Lehman XS Trust,
1,225	Series 2005-7N, Class 1A1A, FRN, 5.59%, 12/25/35	1,231
1,971	Series 2006-2N, Class 1A1, FRN, 5.58%, 02/25/46	1,975
844	Nomura Asset Acceptance Corp., Series 2006-WF1, Class A1, FRN, 5.42%, 06/25/36	844
200	Permanent Financing plc (United Kingdom), Series 4, Class 2A, FRN, 5.46%, 03/10/09	200
989	Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, FRN, 5.50%, 11/25/36	989
1,437	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, FRN, 5.64%, 10/25/35	1,443
	Thornburg Mortgage Securities Trust,
682	Series 2003-2, Class A1, FRN, 5.66%, 04/25/43	683
1,576	Series 2004-3, Class A, FRN, 5.69%, 09/25/34	1,583
3,700	Series 2006-6, Class A1, 5.43%, 12/25/36	3,700
2,044	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR1, Class A1A, FRN, 5.57%, 02/25/36	2,049
	Washington Mutual Mortgage Securities Corp.,
1,257	Series 2005-AR9, Class A1A, FRN, 5.64%, 07/25/45	1,262
1,412	Series 2005-AR13, Class A1A1, FRN, 5.61%, 10/25/45	1,419

		36,095

	Total Collateralized Mortgage Obligations (Cost $42,753)	42,857

	Commercial Mortgage Backed Securities — 2.0%
1,137	CalSTRS Trust, Series 2002-C6, Class A1, FRN, 5.62%, 11/20/12 (e) (m)	1,140
998	CR, Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e)	1,015
1,450	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	1,414
438	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 5.44%, 09/15/21 (e)	438

	Total Commercial Mortgage Backed Securities (Cost $4,089)	4,007

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount($)	Security Description	Value ($)

	Corporate Bonds — 48.6%
	Automobiles — 0.4%
825	DaimlerChrysler NA Holding Corp., FRN, 5.82%, 03/13/09	826

	Beverages — 0.7%
1,300	Diageo Finance BV, FRN, 5.49%, 03/30/09	1,301

	Capital Markets — 11.3%
	Bear Stearns Cos., Inc. (The),
2,000	FRN, 5.47%, 08/21/09 (m)	2,002
2,000	FRN, 5.68%, 01/30/09 (m)	2,011
	Credit Suisse USA, Inc.,
1,000	FRN, 5.46%, 11/20/09 (m)	1,000
3,000	FRN, 5.61%, 01/15/10 (m)	3,012
2,800	Goldman Sachs Group, Inc., FRN, 5.53%, 11/16/09	2,800
2,500	Lehman Brothers Holdings, Inc., FRN, 5.47%, 11/16/09	2,499
2,100	Links Finance LLC, FRN, 5.64%, 09/15/08 (e) (i)	2,102
3,900	Merrill Lynch & Co., Inc., FRN, 5.59%, 02/05/10	3,914
3,000	Morgan Stanley & Co., Inc., FRN, 5.65%, 01/15/10	3,016

		22,356

	Commercial Banks — 7.4%
1,200	Banco Santander Chile (Chile), FRN, 5.74%, 12/09/09 (e) (m)	1,203
400	Barclays Bank plc (United Kingdom), FRN, 5.77%, 04/10/12	401
3,200	Deutsche Bank AG (Germany), FRN, 5.60%, 05/15/07 (m)	3,202
1,450	DnB NOR Bank ASA (Norway), FRN, 5.44%, 10/13/09 (e)	1,449
1,600	Glitnir Banki HF (Iceland), FRN, VAR, 5.53%, 10/15/08 (e)	1,596
1,300	ING Bank NV (Netherlands), FRN, 5.62%, 10/14/14	1,301
400	Islandsbanki HF (Iceland), FRN, 5.49%, 02/22/08 (e)	400
600	Landsbanki Islands HF (Iceland), FRN, 6.07%, 08/25/09 (e)	604
	National Australia Bank Ltd. (Australia),
700	FRN, 5.72%, 08/29/13	702
1,600	FRN, 5.89%, 08/29/13	1,606
1,000	VAR, 5.69%, 06/23/14	1,003
	VTB Capital SA for Vneshtorgbank (Luxembourg),
500	FRN, 5.97%, 08/01/08 (e)	500
650	FRN, 6.14%, 09/21/07 (e) (m)	651

		14,618

	Consumer Finance — 8.0%
3,050	American Express Credit Corp., FRN, 5.82%, 11/09/09 (m)	3,049
3,500	American Honda Finance Corp., FRN, 5.43%, 11/20/09 (e) (m)	3,504
1,000	Capital One Financial Corp., FRN, 5.67%, 09/10/09 (m)	1,003
500	Ford Motor Credit Co., FRN, 6.34%, 03/21/07	500
	HSBC Finance Corp.,
1,000	FRN, 5.42%, 10/21/09	1,000
2,900	FRN, 5.66%, 11/16/09	2,918
1,000	International Lease Finance Corp., FRN, 5.77%, 01/15/10	1,008
2,900	SLM Corp., FRN, 5.52%, 07/27/09	2,905

		15,887

	Diversified Financial Services — 7.9%
	CIT Group, Inc.,
2,150	FRN, 5.49%, 08/17/09 (m)	2,152
1,200	FRN, 5.52%, 08/15/08 (m)	1,202
500	FRN, 5.53%, 01/30/09 (m)	501
	Counts Trust,
1,400	Series 2002-10, FRN, 6.15%, 08/15/07 (e) (i) (m)	1,406
1,400	Series 2002-11, FRN, 6.20%, 08/15/07 (e) (i) (m)	1,406
1,500	K2 Corp., VAR, 5.43%, 02/15/09 (i)	1,500
800	MBIA Global Funding LLC, FRN, 1.00%, 11/14/08 (e)	800
500	Meridian Funding Co. LLC, FRN, 5.60%, 07/21/11 (e)	500
1,700	RACERS, Series 2005-16, Class C, FRN, 5.39%, 09/20/07 (e) (i) (m)	1,699
1,700	Sigma Finance Corp. (Cayman Islands), FRN, 5.43%, 09/15/08 (e) (i)	1,700
150	Twin Reefs Pass-Through Trust, FRN, 6.32%, 12/31/49 (e)	150
1,450	Two-Rock Pass Through Trust (Bermuda), FRN, 6.32%, 12/31/49 (e)	1,427

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount($)	Security Description	Value ($)

550	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 5.72%, 11/13/09 (e)	550
600	ZFS Finance USA Trust, FRN, 6.54%, 12/15/65 (e)	608

		15,601

	Diversified Telecommunication Services — 0.3%
600	Telefonica Emisiones SAU (Spain), FRN, 5.69%, 06/19/09	601

	Electric Utilities — 1.1%
900	Appalachian Power Co., FRN, 5.70%, 06/29/07 (m)	901
500	Pepco Holdings, Inc., FRN, 6.02%, 06/01/10	502
850	PSEG Funding Trust I, 5.38%, 11/16/07 (m)	849

		2,252

	Insurance — 2.1%
400	Aleutian Investments LLC, FRN, 5.48%, 05/20/14 (m)	400
2,400	ASIF Global Financing, FRN, 5.69%, 03/14/08 (e) (m)	2,404
1,250	Chubb Corp., 4.93%, 11/16/07	1,247

		4,051

	Media — 0.9%
500	Comcast Corp., FRN, 5.67%, 07/14/09 (m)	501
500	COX Communications, Inc., FRN, 5.94%, 12/14/07 (m)	502
600	Time Warner, Inc., FRN, 5.61%, 11/13/09	601
200	Viacom, Inc., FRN, 5.74%, 06/16/09	200

		1,804

	Multi-Utilities — 0.7%
	Dominion Resources, Inc.,
700	FRN, 5.55%, 11/14/08	700
750	FRN, 5.66%, 09/28/07 (m)	750

		1,450

	Oil, Gas & Consumable Fuels — 0.6%
600	Andarko Petroleum Corp., FRN, 5.79%, 09/15/09 (m)	602
	Pemex Project Funding Master Trust,
400	FRN, 6.69%, 06/15/10 (e)	410
150	FRN, 7.17%, 10/15/09 (e)	156

		1,168

	Real Estate Investment Trusts (REITs) — 0.6%
	iStar Financial, Inc.,
650	FRN, 5.73%, 09/15/09 (e)	650
425	FRN, 5.94%, 03/16/09	428

		1,078

	Real Estate Management & Development — 1.5%
300	Duke Realty LP, FRN, 5.65%, 12/22/06	300
2,700	Westfield Capital Corp Ltd. (Australia), FRN, 5.67%, 11/02/07 (e) (m)	2,707

		3,007

	Software — 0.7%
1,400	Oracle Corp. and Ozark Holding, Inc., FRN, 5.60%, 01/13/09	1,402

	Thrifts & Mortgage Finance — 4.4%
	Countrywide Financial Corp.,
1,210	FRN, 5.61%, 03/24/09 (m)	1,212
950	FRN, 5.66%, 12/19/08 (m)	952
1,400	Nationwide Building Society (United Kingdom), FRN, 5.38%, 09/29/08 (e)	1,400
2,100	Northern Rock plc (United Kingdom), FRN, 5.45%, 10/20/09 (e)	2,100
600	Residential Capital Corp., FRN, 6.47%, 04/17/09	606
300	Sovereign Bancorp, Inc., FRN, 5.68%, 03/01/09 (e)	301
	Washington Mutual, Inc.,
950	FRN, 5.46%, 11/06/09	949
1,150	FRN, 5.51%, 08/24/09	1,151

		8,671

	Total Corporate Bonds (Cost $96,046)	96,073

JPMorgan Enhanced Income Fund

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount($)	Security Description	Value ($)

	Foreign Government Securities — 0.3%
500	United Mexican States (Mexico), 6.07%, FRN, 01/13/09 (Cost $503)	504

	Municipal Bond — 0.1%
	North Carolina — 0.1%
200	Wake Forest University, VAR, 5.35%, 07/01/17 (Cost $200)	200

	Mortgage Pass Through Securities — 1.9%
	Federal National Mortgage Association Pool,
881	7.00%, 07/01/36	905
2,754	7.00%, 08/01/36	2,830

	Total Mortgage Pass Through Securities (Cost $3,724)	3,735

	Total Long-Term Investments (Cost $186,749)	186,843

	Short-Term Investments — 6.7%
	Commercial Paper — 4.8%
4,000	ABN AMRO North America Finance, Inc., 5.27%, 12/11/06	3,994
2,500	General Electric Capital Corp., 5.30%, 01/16/07	2,483
500	Rockies Express Pipeline, 5.57%, 12/20/06	498
2,500	Swedbank AB, 5.30%, 01/08/07	2,486

	Total Commercial Paper (Cost $9,461)	9,461

Shares

Investment Company — 1.8%
3,662	JPMorgan Prime Money Market Fund (b) 5.20%, 12/31/49 (Cost $3,662)	3,662

Principal Amount ($)

	U.S. Treasury Obligation — 0.1%
130	U.S. Treasury Bill, 4.83%, 12/21/06 (k) (m) (Cost $130)	130

	Total Short-Term Investments (Cost $13,253)	13,253

	Total Investments — 101.3% (Cost $200,002)	200,096
	Liabilities in Excess of Other Assets — (1.3)%	(2,591)

	NET ASSETS — 100.0%	$197,505

Percentages indicated are based on net assets.

JPMorgan Enhanced Income Fund

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/06 (USD)	UNREALIZED APPRECIATION (DEPRECIATION) (USD)

	Long Futures Outstanding
27	2 Year U.S. Treasury Notes	March, 2007	$5,535	$11
2	5 Year U.S. Treasury Notes	March, 2007	212	1
1	10 Year U.S. Treasury Notes	March, 2007	109	1
23	Eurodollar	December, 2006	5,442	(2)
102	Eurodollar	March, 2007	24,177	6

	Short Futures Outstanding
(46)	2 Year U.S. Treasury Notes	March, 2007	(9,430)	(11)
(91)	5 Year U.S. Treasury Notes	March, 2007	(9,660)	(22)
(12)	Eurodollar	March, 2007	(2,844)	4
(20)	Eurodollar	June, 2007	(4,751)	(1)
(2)	Eurodollar	September, 2007	(476)	(2)
(12)	Eurodollar	December, 2007	(2,860)	(9)
(12)	Eurodollar	March, 2008	(2,863)	(12)

				$(36)

JPMorgan Enhanced Income Fund

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Bear Stearns & Co., 7.63%, 12/07/09	Deutsche Bank AG, New York	Sell	8.0 BPS quarterly	06/20/07	$1,000	$-	(h)	0153419B/SD
Goldman Sachs Group, 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07	1,000	-	(h)	0153609B/SD
Lehman Brothers, 6.63%, 01/18/12	Bear Stearns Credit Products	Sell	8.0 BPS quarterly	06/20/07	1,000	-	(h)	0160829B/SD
Merrill Lynch & Co. 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07	1,000	1		0153349B/SD
Merrill Lynch & Co. 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07	1,000	1		0198579B/SD
Morgan Stanley, 6.60%, 04/01/12	Deutsche Bank AG, New York	Sell	8.0 BPS quarterly	06/20/07	1,000	1		0153569B/SD

						$3

ABBREVIATIONS:

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e) All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h) Amount rounds to less than one thousand.

(i) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k) Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(r) Rates shown are per annum and payments are as described.

BPS Basis Points

CMO Collateralized Mortgage Obligation

FRN Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

RACERS - Restructured Asset Certificates with Enhanced Returns

REMICS - Real Estate Mortgage Investment Conduits

USD - United States Dollar

VAR - Variable. The interest rate shown is the rate in effect at November 30, 2006

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$301
Aggregate gross unrealized depreciation	(207)

Net unrealized appreciation/depreciation	$94

Federal income tax cost of investments	$200,002

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 110.5%
	Asset-Backed Securities — 3.4%
1,000	GSAMP Trust, Series 2005-WMC2, Class A2B, FRN, 5.58%, 11/25/35 (m)	1,002
1,000	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, FRN, 5.57%, 11/25/35 (m)	1,001
250	Soundview Home Equity Loan Trust, Series 2005-OPT4, Class M2, FRN, 5.87%, 12/25/35 (m)	251

	Total Asset-Backed Securities (Cost $2,250)	2,254

	Collateralized Mortgage Obligations — 6.3%
	Non-Agency CMO — 6.3%
	Adjustable Rate Mortgage Trust,
353	Series 2005-12, Class 5A1, FRN, 5.57%, 03/25/36 (m)	355
737	Series 2006-3, Class 4A11, FRN, 5.50%, 08/25/36 (m)	736
596	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1A, FRN, 5.61%, 10/19/45 (m)	598
	Harborview Mortgage Loan Trust,
556	Series 2005-8, Class 1A2A, FRN, 5.65%, 09/19/35 (m)	558
656	Series 2005-11, Class 2A1A, FRN, 5.63%, 08/19/45 (m)	658
236	Series 2006-8, Class 2A1A, FRN, 5.51%, 08/21/46 (m)	236
601	Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, FRN, 5.63%, 10/25/36 (m)	602
485	Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1, FRN, 5.51%, 04/25/46 (m)	485

	Total Collateralized Mortgage Obligations (Cost $4,222)	4,228

	Corporate Bonds — 1.4%
	Capital Markets — 0.7%
500	Merrill Lynch & Co., Inc., FRN, 5.47%, 10/27/08 (m)	500

	Commercial Banks — 0.3%
200	VTB Capital SA for Vneshtorgbank (Luxembourg), FRN, 6.14%, 09/21/07 (m)	200

	Diversified Telecommunication Services — 0.4%
250	AT&T, Inc., FRN, 5.58%, 11/14/08 (m)	251

	Total Corporate Bonds (Cost $950)	951

	Foreign Government Securities — 0.9%
MXN 6,200	United Mexican States, Series MI10, 8.00%, 12/19/13 (Cost $577)	574

	Mortgage Pass-Through Securities — 17.5%
	Federal National Mortgage Association Pools,
1,650	TBA, 5.00%, 01/25/36	1,612
2,100	TBA, 5.50%, 12/25/36	2,092
7,850	TBA, 6.00%, 01/25/36	7,931

	Total Mortgage Pass-Through Securities (Cost $11,602)	11,635

	U.S. Treasury Obligations — 81.0%
	U.S. Treasury Inflation Indexed Bonds,
976	2.00%, 01/15/26 (m)	956
4,214	2.38%, 01/15/25 (m)	4,358
574	3.88%, 04/15/29 (m)	756
425	4.50%, 02/15/36	421
	U.S. Treasury Inflation Indexed Notes,
4,595	0.88%, 04/15/10	4,379
1,764	1.63%, 01/15/15	1,692
7,849	1.88%, 07/15/13 (m)	7,699
3,401	1.88%, 07/15/15	3,325
2,899	2.00%, 01/15/14 (m)	2,863
7,549	2.00%, 07/15/14	7,457
1,804	2.00%, 01/15/16	1,780
3,955	2.38%, 04/15/11	3,977
4,542	3.00%, 07/15/12 (m)	4,736
2,320	3.50%, 01/15/11 (m)	2,438
2,637	3.63%, 01/15/08 (m)	2,658
2,561	3.88%, 01/15/09 (m)	2,637

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

1,791	4.25%, 01/15/10 (m)	1,897

	Total U.S. Treasury Obligations (Cost $54,302)	54,029

	Total Long-Term Investments (Cost $73,903)	73,671

Number of Contracts

	Options Purchased — 1.4%
	Call Options Purchased — 0.5%
4	1 Year Eurodollar Future expiring 12/01/06 @ $95.38, American Style.	- (h)
17	30 Day Fed Funds Future expiring 12/29/06 @ $94.75, American Style.	- (h)
9	30 Day Fed Funds Future expiring 01/31/07 @ $94.75, American Style.	- (h)
28	30 Day Fed Funds Future expiring 02/28/07 @ $94.75, American Style.	5
29	90 Day Eurodollar Future expiring 01/12/07 @ $95.00, American Style.	1
45	90 Day Sterling Future expiring 03/21/07 @ $94.75, American Style.	3
8	90 Day Sterling Future expiring 06/20/07 @ $94.75, American Style.	1
6	90 Day Sterling Future expiring 06/20/07 @ $94.88, American Style.	1
22,430	AUD Call/ZAR Put expiring 02/28/07 @ 1 AUD to 5.95 ZAR, Vanilla, European Style.	- (h)
2,586	EUR Call/GBP Put expiring 02/06/07 @ 1 EUR to 0.65 GBP, One Touch, European Style.	- (h)
2,457	EUR Call/JPY Put expiring 12/22/06 @ 1 EUR to 113 JPY, One Touch, European Style.	1
10,000	EUR Call/PLN Put expiring 09/07/07 @ 1 EUR to 4.25 PLN, Vanilla, European Style.	- (h)
1,963	EUR Call/TRY Put expiring 12/22/06 @ 1 EUR to 2.06 TRY, One Touch, European Style.	- (h	)
4,342	EUR Call/USD Put expiring 12/29/06 @ 1 EUR to 1.34 USD, One Touch, European Style.	3
12,674	EUR Call/USD Put expiring 06/25/07 @ 1 EUR to 1 USD, One Touch, European Style.	- (h)
39,119	USD Call/JPY Put expiring 10/04/07 @ 1 USD to 117 JPY, Vanilla, European Style.	- (h)
45,602	USD Call/ZAR Put expiring 01/18/07 @ 1 USD to 7.40 ZAR, Vanilla, European Style.	- (h)
5	Euro-Bund Future expiring 2/21/07 @ $119.50, American Style.	1

		16

Notional Value ($)

	Call Options Purchased on Interest Rate Swaps:
7,332	Expiring 11/01/07. If exercised the Fund receives 3.83% and pays floating 3 month LIBOR expiring 10/06/18, European Style.	9
12,685	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style.	294
EUR 500	Expiring 10/24/11. If exercised the Fund receives 4.25% and pays floating 6 month EURIBOR expiring 10/26/16, European Style.	16
EUR 438	Expiring 07/11/16. If exercised the Fund receives 4.85% and pays floating 6 month EURIBOR expiring 07/13/16, European Style.	21

		340

	Total Call Options Purchased	356

	Receiver/Payer Straddles on Interest Rate Swaps — 0.6%
1,070	Expiring 12/04/06. If exercised the Fund pays/receives 5.11% and receives/pays floating 3 month LIBOR expiring 12/06/16, European Style.	15
250	Expiring 12/01/06. If exercised the Fund pays/receives 5.26% and receives/pays floating 3 month LIBOR expiring 12/05/16, European Style.	6
1,070	Expiring 12/28/06. If exercised the Fund pays/receives 5.02% and receives/pays floating 3 month LIBOR expiring 01/02/17, European Style.	14

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Notional Value ($)	Security Description	Value ($)

3,423	Expiring 08/04/08. If exercised the Fund pays/receives 5.49% and receives/pays floating 3 month LIBOR expiring 08/06/13, European Style.	142
13,495	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style.	225

	Total Receiver/Payer Straddles on Interest Rate Swaps (Cost $360)	402

Number of Contracts

	Put Options Purchased — 0.3%
4	1 Year Eurodollar Future expiring 12/01/06 @ $95.13, American Style.	- (h	)
8	2 Year U.S. Treasury Note Future expiring 02/23/07 @ $102.25, American Style.	2
19	3 Month EUROIBOR Future expiring 03/19/07 @ $96.00, American Style.	- (h	)
28	30 Day Fed Funds Future expiring 02/28/07 @ $94.75, American Style.	1
9	30 Day Fed Funds Future expiring 04/30/07 @ $94.75, American Style.	- (h	)
20,394	EUR Put/PLN Call expiring 12/29/06 @ 1 EUR to 140 PLN, Vanilla, European Style.	- (h	)
11	Euro-bobl Future expiring 02/21/07 @ $109.00, American Style.	- (h	)
39,119	USD Put/JPY Call expiring 10/04/07 @ 1 USD to 108 JPY, Vanilla, European Style.	1
130,657	USD Put/JPY Call expiring 12/28/07 @ 1 USD to 110 JPY, KnockOut 122.00, European Style.	- (h	)

		4

Notional Amount ($)

	Put Options Purchased on Interest Rate Swaps:
1,070	Expiring 12/15/06. If exercised the Fund pays 5.14% and receives floating 3 month LIBOR expiring 05/21/13, European Style.	18
18,490	Expiring 04/23/07. If exercised the Fund pays 5.10% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	19
18,490	Expiring 04/23/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	2
18,490	Expiring 04/24/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 04/26/08, European Style.	2
27,315	Expiring 04/26/07. If exercised the Fund pays 5.25% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	17
3,620	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38, European Style.	54
1,370	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38, European Style.	21
EUR 500	Expiring 10/24/11. If exercised the Fund pays 4.25% and receives floating 6 month EURIBOR expiring 10/26/16, European Style.	11
EUR 438	Expiring 07/11/16. If exercised the Fund pays 4.85% and receives floating 6 month EURIBOR expiring 07/13/16, European Style.	58

		202

	Total Put Options Purchased	206

	Total Options Purchased (Cost $1,124)	964

Shares

	Short-Term Investments — 6.1%
	Investment Company — 5.9%
3,923	JPMorgan Prime Money Market Fund (b) (m) (Cost $ 3,923)	3,923

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	U.S. Treasury Bills — 0.2%
140	U.S. Treasury Bills, 5.01%, 03/08/07 (m) (n) (Cost $138)	138

	Total Short-Term Investments (Cost $ 4,061)	4,061

	Total Investments — 118.0% (Cost $79,088)	78,696
	Liabilities in Excess of Other Assets — (18.0)%	(12,014)

	NET ASSETS — 100.0%	$66,682

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
AUD	Australian Dollar
BPS	Basis Points
CAD	Canadian Dollar
CAD-BA-CDOR	Canadian Bank Bill Overnight Rate
CHF	Swiss Franc
CMBS	Comercial Mortgage Backed Security
CMO	Collateralized Mortgage Obligation
CZK	Czech Republic Krona
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
JPY-TONA-OIS-COMPOUND	Tokyo Overnight Index Rate
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
NZD-BBR-FRA	New Zealand Bank Bill Rate
PLN	Polish Zloty
SEK	Swedish Krona
SKK	Slovak Koruna
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TRY	New Turkish Lira
UKRPI	United Kingdom Retail Price Index
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$421
Aggregate gross unrealized depreciation	(813)

Net unrealized appreciation/depreciation	$(392)

Federal income tax cost of investments	$79,088

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts
(Amounts in thousands, except for number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/06 (USD)	UNREALIZED APPRECIATION (DEPRECIATION) (USD)

	Long Futures Outstanding
7	Canada 3 Month Bankers	December, 2006	$1,466	$	- (h )
4	U.S. Treasury Bonds	March, 2007	458		3
5	U.K. Treasury Gilt	March, 2007	1,080		3
15	2 Year U.S. Treasury Notes	March, 2007	3,075		3
28	5 Year U.S. Treasury Notes	March, 2007	2,972		9
8	10 Year Canada Bonds	March, 2007	809		3
5	10 Year U.S. Treasury Notes	March, 2007	546		2
3	90 Day Sterling LIBOR	June, 2007	698		- (h )
10	Euro-EURIBOR 3 Month	December, 2008	3,188		- (h )

	Short Futures Outstanding
(16)	Euro-Bobl	December, 2006	$(2,330)		$(1)
(12)	Euro-Bund	December, 2006	(1,883)		(5)
(37)	Euro-Schatz	December, 2006	(5,095)		2
(27)	Canada 3 Month Bankers	March, 2007	(5,665)		(15)
(10)	2 Year U.S. Treasury Notes	March, 2007	(2,050)		(1)
(35)	5 Year U.S. Treasury Notes	March, 2007	(3,715)		(9)
(18)	10 Year U.S. Treasury Notes	March, 2007	(1,965)		(7)
(3)	90 Day Sterling LIBOR	March, 2007	(698)		- (h )
(2)	Eurodollar	June, 2007	(475)		- (h )
(10)	Euro-EURIBOR	March, 2008	(3,187)		(1)

					$(14)

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts
(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY			SETTLEMENT DATE	SETTLEMENT VALUE (USD)		VALUE AT 11/30/06 (USD)		NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

83,552	AUD	for
74,569	CAD		02/14/2007	$65	#	$66	#	$1

256,855	AUD	for
242,671	CHF		02/14/2007	204	#	202	#	(2)

41,100	AUD	for
24,715	EUR		02/14/2007	33	#	32	#	(1)

879,124	AUD		02/14/2007	671		692		21

154,620	CAD	for
176,974	AUD		02/14/2007	139	#	136	#	(3)

72,997	CAD	for
49,714	EUR		02/14/2007	66	#	64	#	(2)

74,339	CAD	for
451,339	SEK		02/14/2007	66	#	65	#	(1)

128,222	CHF	for
136,878	AUD		02/14/2007	108	#	108	#	- (h )

40,209	CHF	for
37,601	CAD		02/14/2007	33	#	34	#	1

1,415,417	CHF	for
895,064	EUR		02/14/2007	1,189	#	1,189	#	- (h )

296,122	CHF	for
126,913	GBP		02/14/2007	250	#	249	#	(1)

705,765	CHF		02/14/2007	574		593		19

365,000	CZK		02/14/2007	17		17		- (h )

50,263	EUR	for
72,997	CAD		02/14/2007	64	#	67	#	3

654,497	EUR	for
1,039,048	CHF		02/14/2007	873	#	870	#	(3)

9,959	EUR	for
6,754	GBP		12/27/2006	13	#	13	#	- (h )

70,209	EUR	for
10,684,936	JPY		02/14/2007	93	#	93	#	- (h )

39,460	EUR	for
77,047	NZD		02/14/2007	52	#	52	#	- (h )

25,000	EUR	for
228,304	SEK		02/14/2007	33	#	33	#	- (h )

48,896	EUR	for
1,779,550	SKK		02/14/2007	66	#	65	#	(1)

72,574	EUR		12/27/2006	92		96		4

1,432,978	EUR		02/14/2007	1,843		1,904		61

20,535	GBP	for
44,119	CAD		02/14/2007	39	#	40	#	1

34,115	GBP	for
79,845	CHF		02/14/2007	67	#	67	#	- (h )

6,014	GBP	for
8,916	EUR		12/27/2006	12	#	12	#	- (h )

54,385	GBP	for
12,178,768	JPY		02/14/2007	106	#	107	#	1

3,729	GBP		12/27/2006	7		7		- (h )

475,172	GBP		02/14/2007	904		934		30

6,509,300	HUF	for
25,053	EUR		02/14/2007	33	#	33	#	- (h )

11,270,435	JPY	for
126,781	AUD		02/14/2007	100	#	98	#	(2)

18,792,207	JPY	for
125,191	EUR		02/14/2007	166	#	164	#	(2)

37,926,917	JPY	for
171,447	GBP		02/14/2007	337	#	331	#	(6)

1,690,983	JPY		12/27/2006	14		15		1

23,262,127	JPY		02/14/2007	200		203		3

6,200,000	MXN		12/27/2006	566		564		(2)

709,003	MXN		02/14/2007	65		64		(1)

186,947	NOK	for
204,438	SEK		02/14/2007	30	#	30	#	- (h )

227,780	NOK		02/14/2007	36		37		1

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY			SETTLEMENT DATE	SETTLEMENT VALUE (USD)		VALUE AT 11/30/06 (USD)		NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

100,799	NZD	for
51,641	EUR		02/14/2007	69	#	69	#	- (h	)

94,057	NZD		12/27/2006	63		64		1

550,000	PLN		12/27/2006	177		191		14

244,379	SEK	for
26,918	EUR		02/14/2007	36	#	36	#	- (h	)

51,026	SEK		12/27/2006	7		7		- (h	)

715,582	SEK		02/14/2007	101		105		4

2,715,567	SKK	for
75,252	EUR		02/14/2007	100	#	101	#	1

353,092	ZAR		02/14/2007	49		49		- (h	)

				$9,828		$9,968	$-	$140

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE (USD)		VALUE AT 11/30/06 (USD)		NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

88,248	AUD	12/27/2006	$67		$69		$(2)

149,768	AUD	02/14/2007	115		118		(3)

80,827	CAD	12/27/2006	72		71		1

366,541	CAD	02/14/2007	325		322		3

10,000	CHF	12/27/2006	8		8		- (h )

2,700,728	CHF	02/14/2007	2,183		2,269		(86)

365,000	CZK	02/14/2007	17		17		- (h )

105,100	EUR	12/27/2006	134		139		(5)

251,605	EUR	02/14/2007	324		334		(10)

28,818	GBP	12/27/2006	55		57		(2)

100,786	GBP	02/14/2007	193		198		(5)

6,509,300	HUF	02/14/2007	32		33		(1)

1,500,000	JPY	12/27/2006	13		13		- (h )

143,661,326	JPY	02/14/2007	1,231		1,253		(22)

6,200,000	MXN	12/27/2006	567		564		3

709,003	MXN	02/14/2007	65		64		1

96,596	NZD	12/27/2006	64		66		(2)

100,799	NZD	02/14/2007	66		69		(3)

244,379	SEK	02/14/2007	34		36		(2)

936,017	SKK	02/14/2007	33		35		(2)

353,092	ZAR	02/14/2007	48		49		(1)

			$5,646	$ -	$5,784	$-	(138)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 11/30/06 of the currency being sold and the value at 11/30/06 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

SHORT POSITIONS

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE (USD)

(1,650)	FNMA, TBA, 5.00%, 01/25/36	$(1,612)
(2,100)	FNMA, TBA, 5.50%, 01/25/36	(2,091)
(7,850)	FNMA, TBA, 6.00%, 01/25/36	(7,931)

	(Proceeds received $11,580)	(11,634)

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

OPTIONS WRITTEN

Call Options Written

Description		Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

90 Day Sterling Future		$94.88	03/21/07	29	$(1)	- (h )
90 Day Sterling Future		95.13	06/20/07	14	- (h )	- (h )
Euro-bund Future		118.50	02/21/07	6	(6)	(8)
USD Call/ZAR Put, Vanilla		7.85	01/18/07	45,602	- (h )	- (h )

					$(7)	$(8)

Call Options Written on Interest Rate Swaps *

Counterparty	Exercise Rate	Option Expiration Date	Swap Expiration Date	Notional Value	Premium (USD)	Value (USD)

Citibank, N.A.	5.11% semi-annually (a)	12/04/06	12/06/16	$1,070	$(1)	$(15)
Morgan Stanley Capital Services	4.46% annually (b)	07/07/07	07/11/17	EUR 470	(11)	(1)

					$(12)	$(16)

Put Options Written

Description		Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

EUR Call/PLN Put, Vanilla		$4.60	09/07/07	10,000	$ - (h )	$ - (h )
Euro-bobl Future		108.50	02/21/07	11	- (h )	(1)
Euro-bund Future		118.50	02/21/07	6	(6)	(6)

					$(6)	$(7)

Put Options Written on Interest Rate Swaps*

Counterparty	Exercise Rate	Option Expiration Date	Swap Expiration Date	Notional Value	Premium (USD)	Value (USD)

Bank of America	5.99% semi-annually (c)	11/02/09	11/04/19	$12,685	$(241)	$(182)
Barclays Capital	5.40% semi-annually (c)	04/26/07	04/30/08	27,315	(21)	(9)
Deutsche Bank AG, New York	5.58% semi-annually (c)	05/19/08	05/21/13	11,946	(235)	(63)
Deutsche Bank AG, New York	5.58% semi-annually (c)	05/19/08	05/21/13	4,521	(92)	(24)
Goldman Sachs Capital Management	5.49% semi-annually (c)	04/23/07	04/25/08	22,188	(21)	(5)
Goldman Sachs Capital Management	5.49% semi-annually (c)	04/24/07	04/26/08	36,980	(35)	(8)
Morgan Stanley Capital Services	4.46% annually (d)	07/07/07	07/11/17	EUR 470	(11)	(27)

					$(656)	$(318)

Receiver/Payer Straddles on Interest Rate Swaps*

Counterparty	Exercise Rate **	Option Expiration Date	Swap Expiration Date	Notional Value	Premium (USD)	Value (USD)

Barclays Capital	5.96% semi-annually	10/02/08	10/06/18	$13,495	$(182)	$(105)
Credit Suisse International	5.61% semi-annually	08/04/08	08/06/18	1,949	(127)	(137)

					$(309)	$(242)

(a) The Fund will receive a floating rate based on 3-month USD LIBOR.
(b) The Fund will receive a floating rate based on 6-month USD EURIBOR.
(c) The Fund will pay a floating rate based on 3-month USD LIBOR.
(d) The Fund will pay a floating rate based on 6-month USD EURIBOR.
* European Style
** The Fund will pay or receive a floating rate based on 3-month USD LIBOR.

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Interest Rate Swaps
	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount (USD)	Value (USD)

Bank of America	5.05% semi-annually	3 month LIBOR quarterly	01/11/12	$2,990	$(28)
Bank of America	4.98% semi-annually	3 month LIBOR quarterly	12/16/16	825	- (h )
Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19	7,240	(99)
Bank of America	3 month LIBOR quarterly	5.10% semi-annually	01/11/09	7,015	25
Barclays Capital	5.21% semi-annually	3 month LIBOR quarterly	10/06/18	6,415	(113)
Citibank, N.A.	5.07% semi-annually	3 month LIBOR quarterly	11/27/16	105	(8)
Citibank, N.A.	4.99% semi-annually	3 month LIBOR quarterly	11/30/16	645	(3)
Citibank, N.A.	4.95% semi-annually	3 month LIBOR quarterly	12/04/16	520	- (h )
Credit Suisse International	5.17% semi-annually	3 month LIBOR quarterly	05/21/13	423	(6)
Credit Suisse International	5.21% semi-annually	3 month LIBOR quarterly	05/21/13	593	(10)
Credit Suisse International	5.05% semi-annually	3 month LIBOR quarterly	08/15/16	2,819	(26)
Credit Suisse International	5.13% semi-annually	3 month LIBOR quarterly	05/21/38	182	(2)
Credit Suisse International	3 month LIBOR quarterly	4.89% semi-annually	05/21/13	642	2
Credit Suisse International	3 month LIBOR quarterly	5.12% semi-annually	08/06/18	362	4
Credit Suisse International	6 month LIBOR semi-annually	5.21% semi-annually	10/23/11	GBP 245	1
Credit Suisse International	3 month LIBOR quarterly	5.39% semi-annually	05/21/38	$120	5
Credit Suisse International	3.93% annually	6 month EURIBOR semi-annually	10/23/11	EUR 355	(2)
Deutsche Bank AG, New York	3 month JPY-TONA-OIS-COMPOUND quarterly	0.63% quarterly	09/19/07	JPY 420,000	- (h )
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	1.42% semi-annually	10/24/11	JPY 78,000	4
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	1.82% semi-annually	12/04/16	JPY 24,000	- (h )
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	2.36% semi-annually	09/05/26	JPY 43,000	5
Deutsche Bank AG, New York	6 month JPY LIBOR semi-annually	2.46% semi-annually	10/24/26	JPY 23,000	5
Deutsche Bank AG, New York	0.92% quarterly	3 month JPY-TONA-OIS-COMPOUND quarterly	06/18/08	JPY 420,000	- (h )
Deutsche Bank AG, New York	5.05% semi-annually	3 month LIBOR quarterly	02/08/09	$4,225	(13)
Deutsche Bank AG, New York	5.02% semi-annually	3 month LIBOR quarterly	02/26/09	4,355	(13)
Deutsche Bank AG, New York	5.56% semi-annually	3 month LIBOR quarterly	08/19/11	830	(36)
Deutsche Bank AG, New York	5.00% semi-annually	3 month LIBOR quarterly	09/28/11	6,730	(37)
Deutsche Bank AG, New York	5.58% semi-annually	3 month LIBOR quarterly	05/21/13	4,587	(154)
Deutsche Bank AG, New York	7.47% semi-annually	3 month NZD-BBR-FRA quarterly	11/06/08	NZD 2,000	1
Deutsche Bank AG, New York	6.87% semi-annually	3 month NZD-BBR-FRA quarterly	11/06/13	NZD 670	1
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.05% semi-annually	09/28/08	$7,820	3
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.08% semi-annually	02/26/17	1,055	13
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.10% semi-annually	09/28/16	1,890	24
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.15% semi-annually	02/08/17	1,025	18
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.37% semi-annually	09/05/18	437	13
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.76% semi-annually	05/21/38	1,054	109
Deutsche Bank AG, New York	1.35% semi-annually	6 month JPY LIBOR semi-annually	12/04/11	JPY 46,000	- (h )
Deutsche Bank AG, New York	1.84% semi-annually	6 month JPY LIBOR semi-annually	09/05/16	JPY 76,000	(4)
Deutsche Bank AG, New York	1.96% semi-annually	6 month JPY LIBOR semi-annually	10/24/16	JPY 82,000	(10)
Deutsche Bank AG, New York	3 month NZD-BBR-FRA quarterly	7.20% semi-annually	11/06/10	NZD 1,070	(1)
Deutsche Bank AG, New York	3 month NZD-BBR-FRA quarterly	7.33% semi-annually	11/06/09	NZD 1,380	(1)
Goldman Sachs Capital Management	4.98% semi-annually	3 month LIBOR quarterly	02/26/09	$4,355	(10)
Goldman Sachs Capital Management	5.21% semi-annually	3 month LIBOR quarterly	01/11/12	2,765	(92)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.05% semi-annually	02/26/17	1,055	11
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.20% semi-annually	01/11/09	6,310	71
Lehman Brothers Special Financing	5.79% semi-annually	3 month LIBOR quarterly	06/27/16	555	(45)
Lehman Brothers Special Financing	5.09% semi-annually	3 month LIBOR quarterly	09/27/16	2,105	(24)
Lehman Brothers Special Financing	6 month EURIBOR semi-annually	4.15% annually	03/20/36	EUR 360	17
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.05% semi-annually	09/27/08	$4,095	1
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.21% semi-annually	09/27/36	550	12
Lehman Brothers Special Financing	6 month WIBOR semi-annually	5.28% annually	09/28/11	PLN 870	4
Lehman Brothers Special Financing	3.88% annually	6 month EURIBOR semi-annually	03/20/16	EUR 750	(16)
Lehman Brothers Special Financing	3.77% annually	6 month EURIBOR semi-annually	09/28/11	EUR 210	1
Lehman Brothers Special Financing	4.25% annually	6 month EURIBOR semi-annually	10/26/16	EUR 57	(1)
Lehman Brothers Special Financing	4.05% annually	6 month EURIBOR semi-annually	11/09/16	EUR 57	- (h )
Merrill Lynch Capital Markets	4.15% semi-annually	3 month CAD-BA-CDOR semi-annually	09/21/08	CAD 615	(1)
Merrill Lynch Capital Markets	4.00% annually	3 month STIBOR quarterly	08/25/11	SEK 1,000	- (h )
Merrill Lynch Capital Markets	3 month CAD-BA-CDOR semi-annually	4.44% semi-annually	09/21/16	CAD 145	2
Morgan Stanley Capital Services	Percentage difference between the UKRPI as of March 2016 and 195	2.99% at expiration	05/25/16	GBP 400	(10)
Morgan Stanley Capital Services	3.99% annually	3 month STIBOR quarterly	08/04/11	SEK 2,390	(5)
Morgan Stanley Capital Services	4.07% annually	3 month STIBOR quarterly	08/11/11	SEK 2,380	(6)
Morgan Stanley Capital Services	3.93% annually	3 month STIBOR quarterly	11/06/11	SEK 1,100	- (h )
Morgan Stanley Capital Services	Percentage difference between the UKRPI as of June 2016 and 198.5	3.11% at expiration	08/15/16	GBP 100	- (h )
Morgan Stanley Capital Services	6 month EURIBOR semi-annually	3.95% annually	11/15/17	EUR 130	- (h )
Morgan Stanley Capital Services	6 month LIBOR semi-annually	4.38% semi-annually	10/06/36	GBP 110	1
Morgan Stanley Capital Services	6 month EURIBOR semi-annually	4.46% annually	07/11/17	EUR 20	1
Morgan Stanley Capital Services	6 month LIBOR semi-annually	5.21% semi-annually	10/06/08	GBP 910	(3)
Morgan Stanley Capital Services	4.30% annually	6 month EURIBOR semi-annually	10/04/36	EUR 140	(2)
Morgan Stanley Capital Services	4.92% semi-annually	6 month LIBOR semi-annually	10/06/16	GBP 440	- (h )
Morgan Stanley Capital Services	3 month NZD-BBR-FRA quarterly	6.66% semi-annually	04/15/15	NZD 310	(2)
Morgan Stanley Capital Services	3 month NZD-BBR-FRA quarterly	6.76% semi-annually	04/15/15	NZD 180	- (h )
Morgan Stanley Capital Services	3.13% at expiration	Percentage difference between the UKRPI as of June 2046 and 198.5	08/15/46	GBP 40	(2)
Morgan Stanley Capital Services	3.03% at expiration	Percentage difference between the UKRPI as of March 2046 and 195	05/25/46	GBP 130	1
Union Bank of Switzerland AG,	5.13% semi-annually	3 month LIBOR quarterly	12/04/16	$1,000	(16)
Union Bank of Switzerland AG,	5.14% semi-annually	3 month LIBOR quarterly	12/04/16	940	(15)
Union Bank of Switzerland AG,	3 month LIBOR quarterly	5.23% semi-annually	12/04/36	505	13
Union Bank of Switzerland AG,	3 month LIBOR quarterly	5.26% semi-annually	12/04/36	490	14
Union Bank of Switzerland AG, New York	3 month JPY-TONA-OIS-COMPOUND quarterly	0.65% quarterly	09/20/07	JPY 988,000	4
Union Bank of Switzerland AG, New York	3 month JPY-TONA-OIS-COMPOUND quarterly	0.67% quarterly	09/20/07	JPY 1,196,000	(4)
Union Bank of Switzerland AG, New York	6 month JPY LIBOR semi-annually	1.85% semi-annually	11/24/16	JPY 40,000	- (h )
Union Bank of Switzerland AG, New York	3 month JPY-TONA-OIS-COMPOUND semi-annually	1.89% semi-annually	11/10/16	JPY 64,000	2
Union Bank of Switzerland AG, New York	0.95% quarterly	3 month JPY-TONA-OIS-COMPOUND quarterly	06/19/08	JPY 988,000	(4)
Union Bank of Switzerland AG, New York	0.98% quarterly	3 month JPY-TONA-OIS-COMPOUND quarterly	06/19/08	JPY 1,196,000	4
Union Bank of Switzerland AG, New York	0.89% semi-annually	3 month JPY-TONA-OIS-COMPOUND semi-annually	11/10/08	JPY 296,608	1
Union Bank of Switzerland AG, New York	0.93% semi-annually	6 month JPY LIBOR semi-annually	11/24/08	JPY 188,000	- (h )

					(431)

Credit Default Swaps
Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

Dow Jones CDX.EM.6	Lehman Brothers Special Financing*	Buy	140 BPS quarterly	12/20/11	$ 700	$(6)
Dow Jones CDX.NA.IG.7	Union Bank of Switzerland AG. **	Buy	40 BPS quarterly	12/20/11	2,300	(7)
Dow Jones CDX.NA.IG.HVOL.7	Union Bank of Switzerland AG. ***	Sell	75 BPS quarterly	12/20/11	600	1
Gazprom, 8.63%, 04/28/34	Barclays Capital	Sell	156 BPS quarterly	10/20/10	1,000	30
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	800	36
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	280	1
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	300	18
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	100	8
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	400	- (h )
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	800	(49)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	140	1
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	140	1
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	350	- (h )
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	300	(23)
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	100	(9)
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	430	13
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	176.5 BPS quarterly	09/20/11	400	10
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	430	(16)
Government of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	190 BPS quarterly	09/20/11	400	(12)
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	176 BPS semi-annually	02/20/11	300	(1)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	206 BPS semi-annually	06/20/11	1,150	35
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	160	- (h )
Russian Federation, 12.75%, 06/24/28	Barclays Capital	Buy	77 BPS semi-annually	10/20/10	1,000	(12)
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	800	- (h )
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	700	1
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/11	1,150	(13)
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	160	- (h )
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Buy	53 BPS semi-annually	02/20/11	300	4
Russian Federation, 5.00%, 09/30/14	Lehman Brothers Special Financing	Sell	54 BPS semi-annually	03/20/11	1,250	4
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	29 BPS semi-annually	05/20/08	3,430	(5)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Sell	66.75 BPS semi-annually	05/20/11	1,540	14
United Mexican States, 8.30%, 08/15/31	Lehman Brothers Special Financing	Buy	53 BPS semi-annually	03/20/11	1,250	(7)

						$17

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

* Premium received of $14
** Premium received of $2
*** Premium paid of $2

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)		Value (USD)

Bank of America (b)	FHLB, 4.75%, 12/16/16	$99.54	01/11/07	$825	$	- (h )
Barclays Capital (b)	10 Year U.S. Treasury Note, 4.00%, 02/15/14	97.03	12/28/06	1,385		4
Barclays Capital (b)	U.S. Treasury TIPS, 2.50%, 07/15/16	102.64	12/28/06	1,180		6
Barclays Capital (b)	10 Year U.S. Treasury Note, 4.88%, 08/15/16	102.79	12/28/06	1,290		(5)
Barclays Capital (b)	U.S. Treasury TIPS, 2.00%, 01/15/14	98.51	12/28/06	1,180		(5)
Credit Suisse International (b)	10 Year U.S. Treasury Note, 4.88%, 08/15/16	102.42	12/27/06	2,722		21
Credit Suisse International (b)	U.S. Treasury TIPS, 2.00%, 01/15/26	98.01	12/28/06	3,535		23
Credit Suisse International (b)	U.S. Treasury TIPS, 3.88%, 04/15/29	131.92	12/28/06	5,405		39
Deutsche Bank AG, New York (b)	U.S. Treasury TIPS, 2.38%, 01/15/25	103.41	12/28/06	490		4
Deutsche Bank AG, New York (b)	FHLB, 5.38%, 08/19/11	101.85	01/11/07	830		8
Deutsche Bank AG, New York (b)	Government of Japan, 1.00%, 06/10/16	98.33	02/06/07	JPY 19,000		- (h )
Deutsche Bank AG, New York (a)	U.S. Treasury TIPS, 2.00%, 01/15/26	97.85	12/28/06	$510		5
Deutsche Bank AG, New York (a)	Government of Japan 10 Year Bond, 1.90%, 06/20/16	101.49	02/06/07	JPY 19,000		(1)
Lehman Brothers Special Financing (b)	FHLMC, 5.75%, 06/27/16	104.85	01/11/07	$555		6
Union Bank of Switzerland AG, Warburg (b)	Government of Japan, 1.00%, 06/10/16	98.35	12/04/06	JPY 32,000		1
Union Bank of Switzerland AG, Warburg (a)	Government of Japan 10 Year Bond, 1.90%, 06/20/16	101.40	12/04/06	JPY 32,000		(3)

						$103

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return/Spread Swaps
Swap Counterparty	Referenced Obligation	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount (USD)	Value (USD)

Union Bank of Switzerland AG,	Lehman AAA 8.5 Year+CMBS Index	Spread Lock with carry amount+10 BPS	Total Return on Lehman AAA 8.5 Year+CMBS Index	01/01/07	$1,200	$(2)

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

	Long-Term Investments — 108.0%
	Preferred Stocks — 1.0%
	Diversified Financial Services — 0.5%
7	Pinto Totta International Finance,
	VAR, 7.77%, 08/01/07 (e)	6,823

	Electric Utilities — 0.2%
3,000	Alabama Power Capital Trust,
	VAR, 5.50%, 10/01/42 (m)	3,018

	Oil, Gas & Consumable Fuels — 0.3%
3,600	Valero Energy Corp.,
	3.50%, 04/01/09 (a)	3,468

	Total Preferred Stocks
	(Cost $14,008)	13,309

Principal Amount ($)

	Asset-Backed Securities — 23.7%
2,712	American Express Credit Account Master Trust,
	Series 2004-C, Class C, FRN, 5.82%, 02/15/12 (e) (m)	2,718
	AmeriCredit Automobile Receivables Trust,
4,109	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	4,036
7,639	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	7,604
366	Asset Backed Funding Corp. (Cayman Islands),
	Series 2005-WMC1, Class N1, 5.90%, 07/26/35 (e) (m)	366
4,158	Asset Backed Securities Corp. Home Equity,
	Series 2006-HE5, Class M2, FRN, 5.62%, 07/25/36 (m)	4,161
3,500	Bank of America Credit Card Trust,
	Series 2006-C4, Class C4, FRN, 5.55%, 11/15/11 (m)	3,499
	Capital One Auto Finance Trust,
1,009	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	998
5,500	Series 2006-B, Class A3A, 5.45%, 02/15/11 (m)	5,543
12,000	Series 2006-C, Class A3A, 5.07%, 07/15/11 (m)	12,015
4,650	Capital One Multi-Asset Execution Trust,
	Series 2004-B5, Class B5, 3.70%, 05/17/10 (m)	4,600
6,600	Capital One Prime Auto Receivables Trust,
	Series 2006-2, Class A4, 4.94%, 07/15/12 (m)	6,615
	CARSS Finance LP (Cayman Islands),
299	Series 2004-A, Class B1, FRN, 5.60%, 01/15/11 (e) (m)	299
77	Series 2004-A, Class B2, FRN, 6.27%, 01/15/11 (e) (m)	77
10,250	Citigroup Mortgage Loan Trust, Inc.,
	Series 2006-WFH2, Class A2A, FRN, 5.47%, 08/25/36 (m)	10,252
4,200	CNH Equipment Trust,
	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	4,157
	Countrywide Asset-Backed Certificates,
4,900	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	4,849
3,750	Series 2006-3, Class 2A2, FRN, 5.50%, 10/25/34 (m)	3,756
9,000	Series 2006-11, Class 1AF2, VAR, 6.02%, 09/25/46 (m)	9,086
192	EQCC Trust,
	Series 2002-1, Class 2A, FRN, 5.62%, 11/25/31 (m)	192
	First Franklin Mortgage Loan Asset Backed Certificates,
5,450	Series 2006-FF4, Class A2, FRN, 5.51%, 03/25/36 (m)	5,459
6,000	Series 2006-FF11, Class 2A3, FRN, 5.47%, 08/25/36 (m)	6,003
12,000	Ford Credit Auto Owner Trust,
	Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	11,977
12,000	GE-WMC Mortgage Securities LLC,
	Series 2006-1, Class A2B, FRN, 5.47%, 08/25/36 (m)	12,003
9,885	GS Auto Loan Trust,
	Series 2006-1, Class A3, 5.37%, 12/15/10 (m)	9,940
9,000	GSAA Home Equity Trust,
	Series 2006-11, Class 2A2, FRN, 5.48%, 07/25/36 (m)	9,003
7,000	GSAMP Trust,
	Series 2006-NC1, Class A2, FRN, 5.50%, 02/25/36 (m)	7,011
6,550	Home Equity Asset Trust,
	Series 2006-3, Class2A3, FRN, 5.50%, 07/25/36 (m)	6,561
	Household Automotive Trust,
1,447	Series 2003-2, Class A4, 3.02%, 12/17/10 (m)	1,426
9,000	Series 2006-2, Class A3, 5.61%, 08/17/11 (m)	9,107
7,000	Series 2006-3, Class A3, 5.28%, 09/17/11 (m)	7,045
	HSI Asset Securitization Corp. Trust,
8,300	Series 2006-OPT1, Class 2A3, FRN, 5.51%, 12/25/35 (m)	8,317
8,650	Series 2006-OPT2, Class 2A3, FRN, 5.51%, 01/25/36 (m)	8,666
7,100	Hyundai Auto Receivables Trust,
	Series 2006-B, Class A3, 5.11%, 04/15/11 (m)	7,125
	Long Beach Mortgage Loan Trust,
4,000	Series 2004-3, Class M1, FRN, 5.89%, 07/25/34 (m)	4,037
8,850	Series 2006-2, Class 2A3, FRN, 5.51%, 03/25/36 (m)	8,866

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

2,400	Series 2006-5, Class M1, FRN, 5.60%, 06/25/36 (m)	2,402
2,000	Series 2006-5, Class M2, FRN, 5.62%, 06/25/36 (m)	2,001
4,500	Series 2006-8, Class 2A3, FRN, 5.48%, 09/25/36 (m)	4,501
2,551	Series 2006-8, Class M2, FRN, 5.63%, 09/25/36 (m)	2,551
1,500	Series 2006-9, Class M2, FRN, 5.63%, 10/25/36 (m)	1,501
7,250	MASTR Asset Backed Securities Trust,
	Series 2006-NC1, Class A3, FRN, 5.51%, 01/25/36	7,264
4,300	Merrill Lynch Mortgage Investors, Inc.,
	Series 2006-WMC1, Class A2C, FRN, 5.52%, 01/25/37	4,301
1,750	Morgan Stanley ABS Capital I,
	Series 2006-HE6, Class M2, FRN, 5.62%, 09/25/36	1,750
5,238	New Century Home Equity Loan Trust,
	Series 2005-A, Class A2, SUB, 4.46%, 08/25/35	5,193
1,804	Onyx Acceptance Owner Trust,
	Series 2003-D, Series A4, 3.20%, 03/15/10	1,782
6,200	Residential Asset Mortgage Products, Inc.,
	Series 2006-EFC1, Class A2, FRN, 5.52%, 04/25/35	6,210
8,000	Residential Asset Securities Corp.,
	Series 2006-KS2, Class A3, FRN, 5.51%, 03/25/35	8,004
6,150	Securitized Asset Backed Receivables LLC Trust,
	Series 2006-WM1, Class A2B, FRN, 5.50%, 12/25/35	6,160
168	Soundview NIM Trust (Cayman Islands),
	Series 2005-OPT4, Class N1, 5.68%, 12/25/35 (e)	167
6,000	Structured Asset Securities Corp.,
	Series 2006-WF2, Class M2, FRN, 5.61%, 07/25/36	6,007
	Triad Auto Receivables Owner Trust,
2,421	Series 2003-B, Class A4, 3.20%, 12/13/10	2,382
8,000	Series 2006-C, Class A3, 5.26%, 11/14/11	8,040
10,000	USAA Auto Owner Trust,
	Series 2006-4, Class A3, 5.01%, 06/15/11	10,013
6,500	Volkswagen Auto Lease Trust,
	Series 2006-4, Class A3, 5.50%, 09/20/09	6,549
1,401	Volkswagen Auto Loan Enhanced Trust,
	Series 2003-2, Class A4, 2.94%, 03/22/10	1,382
11,500	Wachovia Auto Loan Owner Trust,
	Series 2006-1, Class A4, 5.08%, 04/20/12 (e)	11,548
5,000	Wells Fargo Home Equity Trust,
	Series 2006-2, Class M1, FRN, 5.59%, 07/25/36	5,002
2,443	World Omni Auto Receivables Trust,
	Series 2003-B, Class A4, 2.87%, 11/15/10	2,408

	Total Asset-Backed Securities
	(Cost $313,975)	314,487

	Collateralized Mortgage Obligations — 19.5%
	Agency CMO — 4.5%
	Federal Home Loan Mortgage Corp.,
48,940	Series 239, Class S30, IF, IO, 2.38%, 08/01/36 (m)	3,640
44,286	Series 240, Class S22, IF, IO, 1.83%, 07/01/36 (m)	3,663
9,613	Series 2564, Class LS, IF, IO, 2.33%, 01/15/17 (m)	527
11,210	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	358
5,090	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	518
6,109	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	267
2,519	Series 2780, Class IE, IO, 4.50%, 05/15/11 (m)	20
1,580	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	82
23,588	Series 2791, Class SI, IF, IO, 1.83%, 12/15/31 (m)	1,527
9,548	Series 2813, Class SB, IF, IO, 1.73%, 02/15/34 (m)	621
12,289	Series 2814, Class S, IF, IO, 1.78%, 10/15/30 (m)	500
14,103	Series 2850, Class SM, IF, IO, 1.83%, 12/15/30 (m)	596
9,726	Series 2852, IO, 5.00%, 11/15/25 (m)	851
8,476	Series 2894, Class S, IF, IO, 1.88%, 03/15/31 (m)	466
11,202	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	916
18,116	Series 3126, Class BS, IF, IO, 1.88%, 02/15/36 (m)	1,555
	Federal National Mortgage Association,
2,654	Series 2003-3, Class HS, IF, IO, 2.33%, 09/25/16 (m)	131
12,974	Series 2004-61, Class TS, IF, IO, 1.78%, 10/25/31 (m)	614
4,821	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	383
12,081	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	12,248
4,536	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	4,601
10,933	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	11,089
12,659	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	12,839
	Government National Mortgage Association,
25,070	Series 2003-85, Class CS, IF, IO, 1.88%, 02/20/24 (m)	855
878	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	30
10,832	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	619
449	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	9

		59,525

	Non-Agency CMO — 15.0%
519	ABN AMRO Mortgage Corp.,
	Series 2002-10, Class 1A1, 4.00%, 01/25/33 (m)	515
3,533	Banc of America Alternative Loan Trust,
	Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	3,528

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

4,769	Banc of America Funding Corp.,
	Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	4,748
1,986	Citicorp Mortgage Securities, Inc.,
	Series 2005-6, Class 1A6, 5.50%, 09/25/35 (m)	1,976
5,650	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	5,596
	Countrywide Alternative Loan Trust,
10,339	Series 2005-75CB, Class A3, 5.50%, 01/25/36 (m)	10,380
8,392	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	8,403
15,000	Series 2006-41CB, Class 2A12, 6.00%, 01/25/37 (m)	15,072
8,895	Countrywide Home Loan Trust,
	Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	8,792
14,265	First Horizon Alternative Mortgage Securities,
	Series 2006-FA4, Class 1A1, 6.00%, 08/25/36 (m)	14,282
4,551	First Horizon Mortgage Pass-Through Trust,
	Series 2005-6, Class 1A1, 5.50%, 11/25/35 (m)	4,523
9,500	Holmes Master Issuer plc (United Kingdom),
	Series 2006-1A, Class 2A, FRN, 5.40%, 07/15/21 (e) (m)	9,500
4,550	Lehman Mortgage Trust,
	Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	4,567
	Residential Accredit Loans, Inc.,
4,930	Series 2005-QS17, Class A10, 6.00%, 12/25/35	4,924
16,075	Series 2006-QS6, Class 1A2, 6.00%, 06/25/36	16,084
9,478	Series 2006-QS10, Class A1, 6.00%, 08/25/36	9,543
14,500	Series 2006-QS16, Class A7, 6.00%, 11/25/36	14,507
	Residential Asset Securitization Trust,
4,731	Series 2006-A2, Class A3, 6.00%, 05/25/36 (m)	4,752
3,823	Series 2006-A8, Class 1A1, 6.00%, 08/25/36	3,829
6,431	Residential Funding Mortgage Section I,
	Series 2005-S7, Class A5, 5.50%, 11/25/35	6,392
6,752	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A1, VAR, 4.98%, 06/25/34	6,716
11,247	Washington Mutual, Inc.,
	Series 2004-S3, Class 2A1, 5.50%, 07/25/34	11,237
9,208	WAMU Alternative Mortgage Pass-Through Certificates,
	Series 2006-5, Class 2CB1, 6.00%, 07/25/36	9,219
	Wells Fargo Mortgage Backed Securities Trust,
3,879	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	3,857
1,949	Series 2004-F, Class A8, FRN, 4.73%, 06/25/34	1,925
14,007	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	13,931

		198,798

	Total Collateralized Mortgage Obligations
	(Cost $259,854)	258,323

	Commercial Mortgage-Backed Securities — 12.1%
2,050	Banc of America Commercial Mortgage, Inc.,
	Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	2,010
17,046	CalSTRS Trust,
	Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	16,841
2,594	CR,
	Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (m)	2,639
9,650	Credit Suisse Mortgage Capital Certificates,
	Series 2006-C1, Class A2, VAR, 5.51%, 02/15/39 (m)	9,808
	CS First Boston Mortgage Securities Corp.,
11,500	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	11,996
4,800	Series 2002-CKN2, Class A3, 6.13%, 04/15/37 (m)	5,033
6,200	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	6,091
	Greenwich Capital Commercial Funding Corp.,
4,500	Series 2003-C1, Class A2, 3.29%, 07/05/35 (m)	4,326
4,100	Series 2005-GG3, Class A2, 4.31%, 08/10/42 (m)	4,020
11,850	GS Mortgage Securities Corp. II,
	Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	11,734
	LB-UBS Comercial Mortgage Trust,
5,000	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	4,887
11,000	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	10,724
2,300	Series 2004-C2, Class A2, 3.25%, 03/15/29 (m)	2,217
11,800	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	11,500
1,800	Series 2006-C1, Class A2, 5.08%, 02/15/31 (m)	1,807
10,600	Series 2006-C6, Class A2, VAR, 5.26%, 09/15/39 (m)	10,711
	Merrill Lynch Mortgage Trust,
2,550	Series 2005-CKI1, Class A2, VAR, 5.40%, 11/12/37	2,575
10,000	Series 2006-C1, Class A2, VAR, 5.80%, 05/12/39	10,254
	Morgan Stanley Capital I,
9,663	Series 1998-HF2, Class A2, 6.48%, 11/15/30	9,809
6,400	Series 2006-T21, Class A2, 5.09%, 10/12/52	6,420
5,000	Series 2006-T23, Class A2, VAR, 5.91%, 08/12/41	5,159
9,200	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C17, Class A2, 4.78%, 03/15/42	9,144

	Total Commercial Mortgage-Backed Securities
	(Cost $160,442)	159,705

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Corporate Bonds — 34.0%
	Air Freight & Logistics — 0.3%
3,950	FedEx Corp.,
	FRN, 5.46%, 08/08/07 (m)	3,955

	Automobiles — 0.6%
	DaimlerChrysler NA Holding Corp.,
3,000	5.75%, 05/18/09 (m)	3,019
5,300	5.75%, 09/08/11 (m)	5,330

		8,349

	Capital Markets — 6.1%
7,000	Bear Stearns Cos., Inc. (The),
	FRN, 5.53%, 04/29/08 (m)	7,018
	Goldman Sachs Group, Inc.,
3,300	FRN, 5.48%, 06/23/09 (m)	3,302
3,000	Series B, FRN, 5.46%, 11/10/08 (m)	3,004
8,900	Series B, FRN, 5.48%, 12/22/08 (m)	8,910
4,400	Kaupthing Bank (Iceland),
	5.75%, 10/04/11 (e) (m)	4,425
	Lehman Brothers Holdings, Inc.,
4,000	7.88%, 08/15/10 (m)	4,363
18,000	FRN, 5.47%, 11/16/09 (m)	17,996
16,200	Links Finance LLC,
	FRN, 5.64%, 09/15/08 (e) (i) (m)	16,213
10,000	Merrill Lynch & Co., Inc.,
	FRN, 5.46%, 08/14/09	10,002
	Morgan Stanley,
4,000	FRN, 5.41%, 04/25/08	4,002
2,270	Series G, FRN, 5.49%, 02/09/09	2,273

		81,508

	Chemicals — 0.3%
2,153	Huntsman International LLC,
	9.88%, 03/01/09 (m)	2,223
1,900	Terra Capital, Inc.,
	12.88%, 10/15/08	2,123

		4,346

	Commercial Banks — 4.5%
4,300	Artesia Bank S.C. (Belgium),
	VAR, 7.25%, 12/31/49 (e) (m)	4,362
	Citibank Korea, Inc. (South Korea),
2,800	6.95%, 12/06/11	2,800
3,350	Series E, VAR, 4.68%, 06/18/13	3,395
2,050	Deutsche Bank Capital Funding Trust I (Germany),
	VAR, 7.87%, 12/31/49 (e) (m)	2,178
2,800	Glitnir Banki HF (Iceland),
	VAR, 6.69%, 06/15/16 (e) (m)	2,921
1,700	Hana Bank (South Korea),
	Series E, 4.13%, 03/11/09	1,654
2,000	HSBC Capital Funding LP/Jersey Channel Islands,
	VAR, 9.55%, 12/31/49 (e) (m)	2,276
2,000	KBC Bank Funding Trust III,
	VAR, 9.86%, 11/29/49 (e) (m)	2,245
	Landsbanki Islands HF (Iceland),
2,750	6.10%, 08/25/11 (e) (m)	2,817
2,700	FRN, 6.07%, 08/25/09 (e) (m)	2,719
1,100	Nordea Bank Finland plc,
	VAR, 7.50%, 12/31/49 (e)	1,104
5,650	Public Bank Berhad (Malaysia),
	VAR, 5.63%, 09/22/14	5,659
950	Royal Bank of Scotland Group plc ADR (United Kingdom),
	Series 1, 9.12%, 03/31/49	1,058
3,500	Santander US Debt SA Unipersonal (Spain),
	FRN, 5.43%, 11/20/09 (e)	3,499
1,200	Shinhan Bank (South Korea),
	VAR, 4.63%, 11/03/14 (e) (m)	1,165
1,000	SunTrust Preferred Capital I,
	VAR, 5.85%, 12/31/49	1,016
4,950	Svenska Handelsbanken (Sweden),
	VAR, 7.13%, 12/31/49 (e)	4,972
2,000	Unicredito Italiano Capital Trust II,
	VAR, 9.20%, 12/31/49 (e)	2,268
	VTB Capital SA for Vneshtorgbank (Luxembourg),
3,100	FRN, 5.97%, 08/01/08 (e) (m)	3,099
5,200	FRN, 6.14%, 09/21/07 (e) (m)	5,208
1,200	Wachovia Capital Trust III,
	VAR, 5.80%, 12/31/49	1,216
	Woori Bank (South Korea),
800	VAR, 4.88%, 07/02/13	790
1,430	VAR, 5.75%, 03/13/14 (e)	1,444

		59,865

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Commercial Services & Supplies — 0.2%
2,500	Allied Waste North America, Inc.,
	Series B, 8.50%, 12/01/08 (m)	2,638

	Consumer Finance — 1.0%
2,700	Capital One Financial Corp.,
	5.70%, 09/15/11 (m)	2,759
7,000	HSBC Finance Corp.,
	FRN, 5.66%, 11/16/09 (m)	7,044
	International Lease Finance Corp.,
2,100	4.35%, 09/15/08 (m)	2,070
1,400	Series P, 3.13%, 05/03/07 (m)	1,387

		13,260

	Containers & Packaging — 0.2%
2,242	Owens Brockway Glass Container, Inc.,
	8.88%, 02/15/09	2,298

	Diversified Consumer Services — 0.2%
2,300	Service Corp. International,
	7.70%, 04/15/09	2,372

	Diversified Financial Services — 8.7%
5,750	BNP US Funding LLC,
	VAR, 7.74%, 12/31/49 (e) (m)	5,867
	CIT Group, Inc.,
7,300	5.75%, 09/25/07 (m)	7,320
1,850	FRN, 5.49%, 08/17/09 (m)	1,851
11,000	FRN, 5.53%, 01/30/09 (m)	11,025
7,500	FRN, 5.58%, 05/23/08 (m)	7,521
	Counts Trust,
7,450	Series 2002-10, FRN, 6.15%, 08/15/07 (e) (i) (m)	7,481
7,450	Series 2002-11, FRN, 6.20%, 08/15/07 (e) (i) (m)	7,479
	K2 Corp.,
1,000	0.00%, 02/15/10	1,000
9,500	VAR, 5.43%, 02/15/09 (i) (m)	9,500
2,150	Mizuho JGB Investment LLC,
	VAR, 9.87%, 12/31/49 (e) (m)	2,292
2,000	Mizuho Preferred Capital Co. LLC,
	VAR, 8.79%, 12/31/49 (e) (m)	2,103
10,540	Natexis Ambs Co. LLC,
	VAR, 8.44%, 12/31/49 (e)	11,037
4,000	Pemex Finance Ltd. (Cayman Islands),
	8.88%, 11/15/10	4,319
12,100	RACERS,
	Series 2005-16, Class C, FRN, 5.39%, 09/20/07 (e) (i) (m)	12,096
6,600	Sigma Finance Corp. (Cayman Islands),
	FRN, 5.43%, 09/15/08 (e) (i)	6,600
1,700	Tokai Preferred Capital Co. LLC,
	VAR, 9.98%, 12/29/49 (e)	1,813
1,200	Twin Reefs Pass-Through Trust,
	FRN, 6.32%, 12/31/49 (e)	1,201
5,700	Two-Rock Pass-Through Trust (Bermuda),
	FRN, 6.32%, 12/31/49 (e)	5,609
4,300	Xstrata Finance Dubai Ltd. (United Arab Emirates),
	FRN, 5.72%, 11/13/09 (e)	4,300
4,250	ZFS Finance USA Trust,
	VAR, 6.15%, 12/15/65 (e)	4,325

		114,739

	Diversified Telecommunication Services — 0.6%
2,500	Qwest Corp.,
	7.88%, 09/01/11	2,669
4,650	Telefonica Emisones SAU (Spain),
	5.98%, 06/20/11	4,774

		7,443

	Electric Utilities — 1.5%
1,450	Appalachian Power Co.,
	5.55%, 04/01/11 (m)	1,464
1,600	CC Funding Trust I,
	6.90%, 02/16/07 (m)	1,604
6,050	FPL Group Capital, Inc.,
	Series B, 5.55%, 02/16/08 (m)	6,065
5,500	Midamerican Energy Holdings Co.,
	7.52%, 09/15/08	5,701
5,200	PSEG Funding Trust I,
	5.38%, 11/16/07 (m)	5,197

		20,031

	Food & Staples Retailing — 0.4%
4,800	CVS Corp.,
	4.00%, 09/15/09 (m)	4,661

	Food Products — 0.2%
2,400	Dean Foods Co.,
	6.63%, 05/15/09 (m)	2,448

	Gas Utilities — 0.1%
1,700	Southern Natural Gas Co.,
	8.88%, 03/15/10	1,787

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Health Care Equipment & Supplies — 0.2%
2,500	Fresenius Medical Care Capital Trust II,
	7.88%, 02/01/08 (m)	2,569

	Hotels, Restaurants & Leisure — 0.4%
2,515	MGM Mirage, Inc.,
	6.00%, 10/01/09 (m)	2,509
2,650	Starwood Hotels & Resorts Worldwide, Inc.,
	7.38%, 05/01/07 (m)	2,667

		5,176

	Insurance — 1.3%
9,000	ASIF Global Financing XXI,
	FRN, 5.69%, 03/14/08 (e) (m)	9,017
8,450	Hartford Financial Services Group, Inc.,
	5.66%, 11/16/08 (m)	8,516

		17,533

	Media — 3.0%
	Comcast Cable Communications, Inc.,
2,600	6.20%, 11/15/08 (m)	2,654
3,200	6.75%, 01/30/11 (m)	3,386
9,800	COX Communications, Inc.,
	4.63%, 01/15/10 (m)	9,644
850	Dex Media East LLC/Dex Media East Finance Co.,
	12.13%, 11/15/12 (m)	941
2,850	Echostar DBS Corp.,
	5.75%, 10/01/08 (m)	2,836
2,000	RH Donnelley, Inc.,
	10.88%, 12/15/12	2,180
4,100	Time Warner Entertainment Co., LP,
	7.25%, 09/01/08	4,234
9,100	Time Warner, Inc.,
	5.50%, 11/15/11	9,170
4,000	Viacom, Inc.,
	5.75%, 04/30/11	4,034

		39,079

	Multi-Utilities — 0.5%
	Dominion Resources, Inc.,
2,000	Series 2006-B, VAR, 6.30%, 09/30/66 (m)	2,034
4,300	SUB, 5.69%, 05/15/08 (m)	4,324

		6,358

	Oil, Gas & Consumable Fuels — 0.9%
4,000	OAO Gazprom (Russia),
	9.13%, 04/25/07 (m)	4,050
1,450	OAO Siberian Oil Co. (Russia),
	11.50%, 02/13/07	1,465
6,200	Pemex Project Funding Master Trust,
	FRN, 6.69%, 06/15/10 (e)	6,358

		11,873

	Real Estate Investment Trusts (REITs) — 1.7%
3,500	Host Marriott LP,
	Series G, 9.25%, 10/01/07 (m)	3,596
	iStar Financial, Inc.,
1,450	5.38%, 04/15/10 (m)	1,449
10,900	5.95%, 10/15/13 (e) (m)	11,102
6,138	Series B, 4.88%, 01/15/09 (m)	6,071

		22,218

	Real Estate Management & Development — 0.7%
9,450	Socgen Real Estate LLC,
	VAR, 7.64%, 12/31/49 (e)	9,626

	Thrifts & Mortgage Finance — 0.3%
4,000	Washington Mutual Bank,
	FRN, 5.46%, 05/01/09	4,002

	Wireless Telecommunication Services — 0.1%
1,100	Alamosa Delaware, Inc.,
	11.00%, 07/31/10 (m)	1,193

	Total Corporate Bonds
	(Cost $449,647)	449,327

	Foreign Government Securities — 2.6%
950	Bundesrepublik Deutschland (Germany),
	4.00%, 01/04/37	1,295
2,837	Colombia Government International Bond (Columbia),
	9.75%, 04/09/11 (m)	3,093
1,650	France Government Bond OAT (France),
	4.75%, 04/25/35	2,510
7,250	Government of Chile (Chile),
	FRN, 5.78%, 01/28/08 (m)	7,272
3,170	National Agricultural Cooperative Federation (South Korea),
	VAR, 5.75%, 06/18/14	3,198
11,300	Province of Manitoba (Canada),
	4.90%, 12/06/16	11,326

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

2,215	Russian Federation (Russia),
	10.00%, 06/26/07 (e)	2,271
3,400	United Mexican States (Mexico),
	FRN, 6.07%, 01/13/09	3,429

	Total Foreign Government Securities
	(Cost $34,303)	34,394

	Mortgage Pass-Through Securities — 15.1%
	Federal National Mortgage Association, Various Pools,
90,169	7.00%, 08/01/31 - 09/01/36 (m)	92,655
7,000	TBA, 5.00%, 12/25/36 (e)	6,838
62,600	TBA, 6.00%, 12/25/36 (e)	63,257
22,200	TBA, 6.50%, 12/25/36 (e)	22,651
14,300	TBA, 7.00%, 12/25/36 (e)	14,689

	Total Mortgage Pass-Through Securities
	(Cost $199,353)	200,090

	Total Long-Term Investments
	(Cost $1,431,582)	1,429,635

Number of Contracts

	Options Purchased — 0.5%
	Call Options Purchased — 0.2%
128	30 Day Federal Fund Future
	expiring 02/28/07 @ $94.75, American Style.	21
267	U.S. 10 Year Treasury Note Future
	expiring 02/23/07 @ $111.00, American Style.	75
266	U.S. 10 Year Treasury Note Future
	expiring 02/23/07 @ $110.00, American Style.	1
500	U.S. 10 Year Treasury Note Future
	expiring 02/23/07 @ $109.00, American Style.	484
Notional Values ($)

	Call Options Purchased on Interest Rate Swaps:
48,824	Expiring 11/01/07. If exercised the Fund receives 3.83% and pays floating 3 month LIBOR expiring 10/06/18, European Style.	61
125,450	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style.	2,910

	Total Call Options Purchased	3,552

	Receiver/Payer Straddles on Interest Rate Swaps — 0.2%
1,400	Expiring 12/01/06. If exercised the Fund pays/receives 5.26% and receives/pays floating 3 month LIBOR expiring 12/05/16, European Style.	36
5,945	Expiring 12/04/06. If exercised the Fund pays/receives 5.11% and receives/pays floating 3 month LIBOR expiring 12/06/16, European Style.	81
6,500	Expiring 12/28/06. If exercised the Fund pays/receives 5.02% and receives/pays floating 3 month LIBOR expiring 01/02/17, European Style.	87
19,266	Expiring 08/04/08. If exercised the Fund pays/receives 5.49% and receives/pays floating 3 month LIBOR expiring 08/06/13, European Style.	798
88,300	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style.	1,470

	Total Receiver/Payer Straddles on Interest Rate Swaps	2,472

Number of Contracts

	Put Options Purchased — 0.1%
110	30 Day Federal Fund Future
	expiring 12/29/06 @ $94.75, American Style.	1
114	30 Day Federal Fund Future
	expiring 01/31/07 @ $94.75, American Style.	1
128	30 Day Federal Fund Future
	expiring 02/28/07 @ $94.75, American Style.	3
31	30 Day Federal Fund Future
	expiring 04/30/07 @ $94.75, American Style.	3
Notional Values ($)

	Put Options on Interest Rate Swaps:
6,500	Expiring 12/15/06. If exercised the Fund pays 5.14% and receives floating 3 month LIBOR expiring 05/21/13, European Style.	110
123,135	Expiring 04/23/07. If exercised the Fund pays 5.10% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	129
123,135	Expiring 04/23/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	11
123,135	Expiring 04/24/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 04/26/08, European Style.	16
155,505	Expiring 04/26/07. If exercised the Fund pays 5.25% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	95
20,170	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38, European Style.	303
13,930	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38, European Style.	209

	Total Put Options Purchased	881

	Total Options Purchased (Cost $7,812)	6,905

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Short-Term Investments — 2.2%
	Commercial Paper — 0.4%
4,900	Rockies Express Pipeline,
	5.57%, 12/20/06 (m) (n)
	(Cost $4,886)	4,885

Shares

	Investment Company — 1.6%
21,789	JPMorgan Prime Money Market Fund (b) (m)
	(Cost $21,789)	21,789

Principal Amount ($)

	U.S. Treasury Obligation — 0.2%
3,195	U.S. Treasury Bill,
	4.90%, 12/21/06 (k) (m) (n)
	(Cost $3,186)	3,187

	Total Short-Term Investments
	(Cost $29,861)	29,861

	Total Investments — 110.7% (Cost $1,469,255)	1,466,401
	Liabilities in Excess of Other Assets — (10.7)%	(142,184)

	Net Assets — 100.0%	$1,324,217

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/06 (USD)	UNREALIZED APPRECIATION (DEPRECIATION) (USD)

	Long Futures Outstanding
55	30 Day Federal Fund	December, 2006	$21,716	$2
57	30 Day Federal Fund	January, 2007	22,506	6
50	2 Year U.S. Treasury Notes	March, 2007	10,250	11
216	U.K. Treasury Gilt	March, 2007	46,672	118
140	TFX 3 Months	June, 2007	29,988	3
128	Euro EURIBOR	December, 2008	40,807	10
	Short Futures Outstanding
(290)	Euro-Bobl	December, 2006	(42,231)	(39)
(296)	Euro-Bund	December, 2006	(46,445)	(358)
(176)	Euro-Schatz	December, 2006	(24,234)	(13)
(245)	2 Year U.S. Treasury Notes	March, 2007	(50,225)	(53)
(854)	5 Year U.S. Treasury Notes	March, 2007	(90,657)	(269)
(119)	10 Year U.S. Treasury Notes	March, 2007	(12,993)	(36)
(160)	Eurodollar	June, 2007	(38,010)	(34)
(63)	Eurodollar	September, 2007	(14,996)	(46)
(135)	Eurodollar	December, 2007	(32,179)	(6)
(305)	Eurodollar	March, 2008	(72,758)	(301)
(128)	Euro EURIBOR	March, 2008	(40,798)	(17)
(140)	TFX 3 Months	March, 2008	(29,890)	1
(32)	Eurodollar	June, 2008	(7,635)	(28)

				$(1,049)

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts
(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 11/30/06 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

2,875,000	EUR	01/03/07	$3,629	$3,813	$(184)

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

	Short Positions
	(Amounts in thousands)

Principal Amount	Security Description	Value (USD)

$(36,700)	FNMA, TBA, 5.50%, 11/25/36	$(36,548)

	(Proceeds Received $36,737)

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

OPTIONS WRITTEN
(Amounts in thousands, except for number of contracts)

Call Options Written on Interest Rate Swaps ****

Counterparty	Exercise Rate *	Option Expiration Date	Swap Expiration Date	Notional Value	Premium (USD)	Value (USD)

Citibank, N.A.	5.11% semi-annually	12/04/06	12/06/16	$5,945	$(8)	$(81)

Put Options Written on Interest Rate Swaps****

Counterparty	Exercise Rate **	Option Expiration Date	Swap Expiration Date	Notional Value	Premium (USD)	Value (USD)

Bank of America	5.99% semi-annually	11/02/09	11/04/19	$125,450	$(2,384)	$(1,799)
Barclays Capital	5.40% semi-annually	04/26/07	04/30/08	155,505	(118)	(53)
Deutsche Bank AG, New York	5.58% semi-annually	05/19/08	05/21/13	112,530	(2,241)	(589)
Goldman Sachs Capital Management	5.49% semi-annually	04/23/07	04/25/08	147,762	(140)	(34)
Goldman Sachs Capital Management	5.49% semi-annually	04/24/07	04/26/08	246,270	(231)	(56)

					$(5,114)	$(2,531)

Receiver/Payer Straddle on Interest Rate Swaps****

Counterparty	Exercise Rate ***	Option Expiration Date	Swap Expiration Date	Notional Value	Premium (USD)	Value (USD)

Barclays Capital	5.96% semi-annually	10/02/08	10/06/18	$88,300	$(1,192)	$(687)
Credit Suisse International	5.61% semi-annually	08/04/08	08/06/18	10,972	(715)	(772)

					$(1,907)	$(1,459)

* The Fund will receive a floating rate based on 3-month USD LIBOR, if exercised.
** The Fund will pay a floating rate based on 3-month USD LIBOR, if exercised.
*** The Fund will pay or receive a floating rate based on 3-month USD LIBOR, if exercised.
**** European Style

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Interest Rate Swaps
	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount (USD)	Value (USD)

Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19	$71,598	$(980)
Barclays Capital	5.07% semi-annually	3 month LIBOR quarterly	11/13/11	3,565	(33)
Barclays Capital	5.21% semi-annually	3 month LIBOR quarterly	10/06/18	41,669	(732)
Citibank, N.A.	5.07% semi-annually	3 month LIBOR quarterly	11/27/16	640	(50)
Citibank, N.A.	4.99% semi-annually	3 month LIBOR quarterly	11/30/16	3,575	(17)
Citibank, N.A.	4.95% semi-annually	3 month LIBOR quarterly	12/04/16	3,145
Credit Suisse International	5.05% semi-annually	3 month LIBOR quarterly	11/02/11	4,360	(35)
Credit Suisse International	3 month LIBOR quarterly	4.89% semi-annually	05/21/13	4,997	17
Credit Suisse International	5.17% semi-annually	3 month LIBOR quarterly	05/21/13	3,097	(46)
Credit Suisse International	5.21% semi-annually	3 month LIBOR quarterly	05/21/13	2,188	(36)
Credit Suisse International	5.09% semi-annually	3 month LIBOR quarterly	11/02/13	10,500	(125)
Credit Suisse International	3 month LIBOR quarterly	5.12% semi-annually	08/06/18	2,041	25
Credit Suisse International	3 month LIBOR quarterly	5.39% semi-annually	05/21/38	437	20
Credit Suisse International	5.13% semi-annually	3 month LIBOR quarterly	05/21/38	1,413	(13)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.05% semi-annually	09/28/08	37,865	13
Deutsche Bank AG, New York	5.05% semi-annually	3 month LIBOR quarterly	02/08/09	24,800	(79)
Deutsche Bank AG, New York	5.02% semi-annually	3 month LIBOR quarterly	02/26/09	30,405	(94)
Deutsche Bank AG, New York	5.00% semi-annually	3 month LIBOR quarterly	09/28/11	32,580	(178)
Deutsche Bank AG, New York	5.58% semi-annually	3 month LIBOR quarterly	05/21/13	31,409	(1,062)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.10% semi-annually	09/28/16	9,150	114
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.15% semi-annually	02/08/17	6,015	108
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.08% semi-annually	02/26/17	7,355	93
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.37% semi-annually	09/05/18	2,458	73
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.76% semi-annually	05/21/38	7,536	780
Goldman Sachs Capital Management	4.98% semi-annually	3 month LIBOR quarterly	02/26/09	30,405	(70)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.05% semi-annually	02/26/17	7,355	75
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.05% semi-annually	09/27/08	22,945	8
Lehman Brothers Special Financing	5.02% semi-annually	3 month LIBOR quarterly	11/06/11	4,250	(28)
Lehman Brothers Special Financing	5.09% semi-annually	3 month LIBOR quarterly	09/27/16	11,580	(133)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.21% semi-annually	09/27/36	3,020	64

					$(2,321)

Credit Default Swaps Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)		Value (USD)

Akzo, 4.25%, 06/14/11	Citibank, N.A.	Buy	23 BPS quarterly	12/20/11		$6,700	$5
BASF, 3.50%, 07/08/10	Union Bank of Switzerland AG	Buy	10.5 BPS quarterly	12/20/11		6,700	(3)
Bear Stearns & Co., 7.63%, 12/07/09	Deutsche Bank AG, New York	Sell	8.0 BPS quarterly	06/20/07		4,200	2
Berkshire Hathaway, Inc., 9.75%, 01/15/18	Deutsche Bank AG, New York	Sell	20 BPS quarterly	03/20/10		6,000	31
Coca Cola, 5.75%, 03/15/11	Deutsche Bank AG, New York	Sell	16 BPS quarterly	12/31/06		5,300	2
Corning, Inc., 6.30%, 03/01/09	Goldman Sachs Capital Management	Sell	43 BPS quarterly	06/20/11		2,000	27
DaimlerChrysler, 6.50%, 11/15/13	Lehman Brothers Special Financing	Buy	49 BPS quarterly	09/20/11		5,300	11
Gazpru, 8.63%, 04/28/34	Citibank, N.A.	Sell	250 BPS quarterly	04/20/10		10,000	582
General Electric Capital Corp., 3.50%, 05/01/08	Citibank, N.A.	Sell	14 BPS quarterly	12/20/07		15,000	21
Goldman Sachs Group, 6.60%, 01/15/12	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07		4,200	2
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	259 BPS semi-annually	08/20/11		4,130	121
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	260 BPS semi-annually	08/20/11		3,620	95
Government of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Buy	114 BPS semi-annually	10/20/07		3,000	(21)
Government of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10		3,000	134
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10		1,440	89
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10		3,160	141
Government of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11		4,840	16
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10		6,200	374
Government of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10		1,450	120
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	04/20/07		8,200	90
Government of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11		8,450	10
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10		1,440	(112)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10		3,160	(195)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	140 BPS semi-annually	08/20/11		7,750	(154)
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11		2,380	18
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11		2,460	20
Government of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11		7,340	(5)
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10		6,200	(474)
Government of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10		1,450	(134)
Government of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11		1,955	73
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11		4,815	150
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11		2,420	96
Government of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	176.5 BPS quarterly	09/20/11		4,610	118
Government of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11		5,190	5
Government of the Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11		1,955	(83)
Government of the Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11		4,815	(176)
Government of the Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11		2,420	(111)
Government of the Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	190 BPS quarterly	09/20/11		4,610	(144)
Government of the Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11		5,190	(10)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10		5,950	153
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10		2,700	44
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	206 BPS semi-annually	06/20/11		2,770	84
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11		16,640	(4)
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10		6,500	150
Hanover Finance SA, 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11		13,400	(1)
iStar Financial, Inc., 6.00%, 12/15/10	Goldman Sachs Capital Management	Buy	53 BPS quarterly	12/20/13		10,900	(18)
Kaupthing Bunadarbanki HF, 5.55%, 12/01/09	Credit Suisse International	Buy	51.4 BPS quarterly	12/20/11		4,400	3
Kaupthing Bunadarbanki HF, 5.55%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	EUR	11,000	27
Landsbanki Island, 3.30%, 10/19/10	Morgan Stanley International	Sell	45 BPS quarterly	09/20/07	EUR	6,000	26
Lehman Brothers, 6.63%, 01/18/12	Bear Stearns Credit Products	Sell	8 BPS quarterly	06/20/07		6,600	3
Linde AG Loan Facility, Tranche B, 5.85%, 11/03/07	Morgan Stanley Capital Services	Sell	25 BPS quarterly	03/20/08	GBP	1,925	(3)
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	7.5 BPS quarterly	06/20/07		4,200	2
Merrill Lynch & Co., 6.00%, 02/17/09	Deutsche Bank AG, New York	Sell	9.5 BPS quarterly	12/20/07		12,500	8
Morgan Stanley Dean Witter, 6.60%, 04/01/12	Deutsche Bank AG, New York	Sell	8.0 BPS quarterly	06/20/07		4,200	2
Munich Re Finance BV, 6.75%, 06/21/23	Morgan Stanley Capital Services	Buy	7 BPS quarterly	12/20/11		13,400	(1)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	116.5 BPS semi-annually	05/20/10		7,000	(149)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10		5,000	(148)
Reed Elsevier, 5.75%, 07/31/08	Union Bank of Switzerland AG	Buy	20 BPS quarterly	12/20/11		6,700	(3)
Russian Federation, 12.75%, 06/24/28	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10		2,700	(21)
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11		16,900	10
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11		14,680	19
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/11		2,770	(32)
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11		16,640	1
Russian Federation, 5.00%, 03/31/30	Citibank, N.A.	Buy	155 BPS semi-annually	04/20/10		10,000	(368)
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10		4,000	95
Russian Federation, 5.00%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10		10,000	219
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10		7,000	223
Russian Federation, 5.00%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10		5,950	(110)
Russian Federation, 5.00%, 03/31/30	Union Bank of Switzerland AG	Sell	125 BPS semi-annually	04/20/10		11,100	311
Russian Federation, 5.00%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10		6,500	(124)
Sara Lee Corp., 6.13%, 11/01/32	Bear Stearns Credit Products	Buy	43 BPS quarterly	12/20/11		1,900	6
Solvay, 4.63%, 06/27/18	Union Bank of Switzerland AG	Buy	16.5 BPS quarterly	12/20/11		6,700	(3)
SunTrust Capital III, 2.48%, 03/15/28	Deutsche Bank AG, New York	Sell	48 BPS quarterly	06/30/07		7,600	14
Thales SA, 4.38%, 07/22/11	Morgan Stanley Capital Services	Buy	18 BPS quarterly	12/20/11		6,700	(7)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	29 BPS semi-annually	05/20/08		38,240	(59)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10		4,000	(108)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10		10,000	(230)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Sell	66.8 BPS semi-annually	05/20/11		16,990	156
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10		7,000	(178)
United Mexican States, 7.50%, 04/08/33	Union Bank of Switzerland AG	Buy	113 BPS semi-annually	04/20/10		11,100	(286)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	100 BPS semi-annually	05/20/10		7,000	147
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10		5,000	137
Viacom, 5.75%, 04/30/11	Bear Stearns Credit Products	Buy	46 BPS quarterly	06/20/11		4,000	(32)

							$686

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of November, 30 2006 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

Price Lock Swaps
Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Value (USD)

Citibank, N.A. (b)	U.S. Treasury Note, 5.00%, 07/31/08	$100.28	12/04/06	$211,750	$523
Citibank, N.A. (a)	FNMA 30 Year, 6.00%, TBA	100.00	12/05/06	66,000	(696)
Citibank, N.A. (a)	FNMA 30 Year, 6.00%, TBA	100.31	12/05/06	188,000	(1,112)
Citibank, N.A. (b)	FNMA 30 Year, 5.00%, TBA	96.16	12/05/06	24,000	367
Citibank, N.A. (b)	FNMA 30 Year, 5.50%, TBA	98.38	12/05/06	96,000	1,192
Citibank, N.A. (b)	FNMA 30 Year, 6.50%, TBA	101.88	12/05/06	92,300	144
Citibank, N.A. (b)	U.S. Treasury Note, 3.38%, 09/15/09	96.73	12/11/06	203,100	793
Credit Suisse International (b)	U.S. Treasury Note, 3.38%, 02/15/08	98.36	12/20/06	253,300	268
Credit Suisse International (a)	U.S. Treasury Note, 3.88%, 09/15/10	97.71	12/21/06	106,250	(391)
Deutsche Bank AG, New York (a)	FNMA 30 Year, 5.00%, TBA	95.41	12/05/06	30,500	(695)
Deutsche Bank AG, New York (a)	FNMA 30 Year, 5.00%, TBA	97.55	12/05/06	15,700	-
Deutsche Bank AG, New York (b)	FNMA 30 Year, 5.50%, TBA	98.34	12/05/06	96,700	1,231
Deutsche Bank AG, New York (a)	FNMA 30 Year, 6.00%, TBA	100.31	12/05/06	184,600	(1,369)
Deutsche Bank AG, New York (b)	FNMA 30 Year, 6.50%, TBA	101.67	12/05/06	42,500	152
Deutsche Bank AG, New York (b)	FNMA 30 Year, 6.50%, TBA	102.00	12/05/06	44,000	-
Deutsche Bank AG, New York (a)	FNMA 30 Year, 6.00%, TBA	100.94	01/04/07	32,000	-
Deutsche Bank AG, New York (a)	FNMA 30 Year, 6.50%, TBA	101.98	01/04/07	24,000	-
Deutsche Bank AG, New York (b)	FNMA 30 Year, 7.00%, TBA	102.69	01/04/07	75,000	23
Deutsche Bank AG, New York (b)	FNMA 30 Year, 7.00%, TBA	102.70	01/04/07	32,000	-
Deutsche Bank AG, New York (b)	GNMA 30 Year, 6.00%, TBA	101.52	01/15/07	32,000	-
Lehman Brothers Special Financing (b)	FNMA 30 Year, 5.00%, TBA	97.13	01/04/07	110,000	624
Lehman Brothers Special Financing (a)	FNMA 30 Year, 5.50%, TBA	99.19	01/04/07	220,000	(915)
Lehman Brothers Special Financing (b)	FNMA 30 Year, 6.00%, TBA	100.77	01/04/07	110,000	278

					$417

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Percentages indicated are based on net assets.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,499
Aggregate gross unrealized depreciation	(9,353)

Net unrealized appreciation/depreciation	($2,854)

Federal income tax cost of investments	$1,469,255

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.

ADR	American Depositary Receipt.
BPS	Basis Points.
CMO	Collateralized Mortgage Obligation.
EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
FNMA	Federal National Mortgage Association.
FRN	Floating Rate Note. The rate shown is the rate in effect as of November, 30, 2006.
GBP	British Pound.
GNMA	Government National Mortgage Association.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate.
RACERS	Restructured Asset Certificates with Enhanced Returns.
SUB	Step-Up Bond. The rate shown is the rate in effect as of November, 30, 2006.
TBA	To Be Announced.
USD	United States Dollar.
VAR	Variable. The interest rate shown is the rate in effect at November, 30, 2006.

JPM Strategic Income Fund

JPM Strategic Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 119.0%
	Asset-Backed Securities — 7.4%
	AmeriCredit Automobile Receivables Trust,
6	Series 2003-CF, Class A4, 3.48%, 05/06/10 (m)	6
9	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	9
6	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	5
40	BMW Vehicle Owner Trust, Series 2006-A, Class A3, 5.13%, 09/25/10	40
	Capital One Auto Finance Trust,
20	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	20
130	Series 2005-C, Class A4A, 4.71%, 06/15/12	129
65	Carmax Auto Owner Trust, Series 2006-2, Class A3, 5.15%, 02/15/11	65
250	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, FRN, 5.47%, 08/25/36 (m)	250
80	Countrywide Asset-Backed Certificates, Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	80
200	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF12, Class M2, FRN, 5.63%, 09/25/36 (m)	200
	Ford Credit Auto Owner Trust,
75	Series 2004-A, Class A4, 3.54%, 11/15/08 (m)	74
105	Series 2005-C, Class A4, 4.36%, 06/15/10	104
250	GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2B, FRN, 5.47%, 08/25/36 (m)	250
130	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A2, 5.42%, 02/15/10 (m)	130
40	Household Automotive Trust, Series 2003-2, Class A4, 3.02%, 12/17/10	40
9	M&I Auto Loan Trust, Series 2003-1, Class A4, 2.97%, 04/20/09 (m)	9
225	MASTR Asset-Backed Securities Trust, Series 2006-HE3, Class A3, FRN, 5.47%, 08/25/36 (m)	225
	Onyx Acceptance Grantor Trust,
7	Series 2003-C, Class A4, 2.66%, 05/17/10 (m)	7
6	Series 2003-D, Series A4, 3.20%, 03/15/10 (m)	6
	Option One Mortgage Loan Trust,
7	Series 2003-4, Class A2, FRN, 5.64%, 07/25/33	7
2	Series 2003-5 Class A2, FRN, 5.64%, 08/25/33 (m)	2
55	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	60
	Residential Asset Securities Corp.,
1	Series 2002-KS4, Class AIIB, FRN, 5.57%, 07/25/32 (m)	1
3	Series 2003-KS5, Class AIIB, FRN, 5.61%, 07/25/33 (m)	3
15	Triad Auto Receivables Owner Trust,
	Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	15
5	Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, FRN, 5.75%, 12/25/32	5
	WFS Financial Owner Trust,
36	Series 2003-3, Class A4, 3.25%, 05/20/11	36
9	Series 2003-4, Class A4, 3.15%, 05/20/11	9
55	World Omni Auto Receivables Trust, Series 2006-B, Class A3, 5.15%, 11/15/10	55

	Total Asset-Backed Securities (Cost $1,843)	1,842

	Collateralized Mortgage Obligations — 9.5%
	Agency CMO — 2.7%
72	Federal Home Loan Mortgage Corp., Series 2931, Class GA, 5.00%, 11/15/28 (m)	71
	Federal National Mortgage Association,
46	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	47
54	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	55
46	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	47
55	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	56
52	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	52
250	Federal National Mortgage Association REMICS, 2006-115, Class BF, FRN, 5.56%, 12/25/36 (m)	250
100	Federal National Mortgage Association Whole Loan, 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	99

		677

	Non-Agency CMO — 6.8%
91	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	90
	Countrywide Alternative Loan Trust,
67	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	67
84	Series 2006-23CB, Class 2A1, 6.50%, 08/25/36 (m)	85
1,422	CS First Boston Mortgage Securities Corp., Series 1997-2, Class X, IO, VAR, 0.89%, 06/25/20 (e) (m)	9
1	DLJ Mortgage Acceptance Corp., Series 1997-D, Class CTFS, VAR, HB, 82.77%, 07/28/27 (e) (i) (m)	1
249	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, FRN, 5.53%, 11/19/36 (m)	249
90	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	90

JPM Strategic Income Fund

JPM Strategic Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Principal Amount ($)	Security Description	Value ($)

227	Lehman XS Trust, Series 2006-12N, Class A1A1, FRN, 5.40%, 08/25/46 (m)	227
17	MASTR Alternative Loans Trust, Series 2004-13, Class 10A1, 8.00%, 01/25/35 (m)	17
200	Permanent Master Issuer plc (United Kingdom), Series 2006-1, Class 2A, FRN, 5.41%, 10/17/15 (m)	200
	Residential Accredit Loans, Inc.,
45	Series 2006-QS6, Class 1A2, 6.00%, 06/25/36 (m)	45
97	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	97
100	Series 2006-QS16, Class A7, 6.00%, 11/25/36 (m)	100
57	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 05/25/36 (m)	57
250	Thornburg Mortgage Securities Trust, Series 2006-6, Class A1, FRN, 5.43%, 12/25/36 (m)	250
55	Washington Mutual, Inc., Series 2006-5, Class 2CB1, 6.00%, 07/25/36	55
58	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, FRN, 5.72%, 03/25/36	59

		1,698

	Total Collateralized Mortgage Obligations (Cost $2,524)	2,375

	Commercial Mortgage-Backed Securities — 1.6%
25	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, 4.52%, 11/11/41 (m)	24
150	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.38%, 12/18/35 (m)	157
45	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4, 4.11%, 07/05/35 (m)	43
	LB-UBS Commercial Mortgage Trust,
60	Series 2001-C2, Class A2, 6.65%, 11/15/27 (m)	64
97	Series 2006-LLFA, Class A2, 5.44%, 09/15/21 (e) (m)	97
20	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	20

	Total Commercial Mortgage-Backed Securities (Cost $396)	405

	Corporate Bonds — 38.0%
	Aerospace & Defense — 0.2%
40	L-3 Communications Corp., 5.88%, 01/15/15 (m)	39

	Air Freight & Logistics — 0.5%
125	FedEx Corp., FRN, 5.46%, 08/08/07 (m)	125

	Auto Components — 0.3%
35	Tenneco, Inc., 8.63%, 11/15/14 (m)	36
30	TRW Automotive, Inc., 11.00%, 02/15/13 (m)	33
15	United Components, Inc., 9.38%, 06/15/13	15

		84

	Building Products — 0.3%
15	Goodman Global Holding Co., Inc., 7.88%, 12/15/12 (m)	14
30	Jacuzzi Brands, Inc., 9.63%, 07/01/10 (m)	32
20	Owens Corning, Inc., 7.00%, 12/01/36 (e) (m)	21

		67

	Capital Markets — 6.9%
45	Arch Western Finance LLC 6.75%, 07/01/13 (m)	44
	Bear Stearns Cos., Inc., (The)
80	5.55%, 01/22/17 (m)	81
250	FRN, 5.47%, 08/21/09 (m)	250
	Goldman Sachs Group, Inc.,
90	5.95%, 01/15/27 (m)	91
125	FRN, 5.48%, 06/23/09 (m)	125
	Kaupthing Bank HF (Iceland)
160	5.75%, 10/04/11 (e) (m)	161
100	FRN, 6.07%, 01/15/10 (e) (m)	101
	Lehman Brothers Holdings, Inc.,
85	5.50%, 04/04/16 (m)	86
125	FRN, 5.62%, 11/10/09 (m)	126
	Merrill Lynch & Co., Inc.,
250	FRN, 5.46%, 08/14/09 (m)	250
100	FRN, 5.57%, 11/01/11 (m)	100
100	6.22%, 09/15/26 (m)	105
170	Morgan Stanley, 4.75%, 04/01/14 (m)	165

		1,685

	Chemicals — 0.8%
25	Huntsman LLC, 11.50%, 07/15/12 (m)	28
20	Ineos Group Holdings (United Kingdom) plc, 8.50%, 02/15/16 (e) (m)	19
40	Lyondell Chemical Co., 10.50%, 06/01/13 (m)	44
25	Nalco Co., 7.75%, 11/15/11 (m)	26
30	PolyOne Corp., 8.88%, 05/01/12 (m)	31

JPM Strategic Income Fund

JPM Strategic Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Principal Amount ($)	Security Description	Value ($)

30	Potash Corp. of Saskatchewan (Canada), 5.88%, 12/01/36	30
	Terra Capital, Inc.,
5	11.50%, 06/01/10 (m)	5
25	12.88%, 10/15/08 (m)	28

		211

	Commercial Banks — 5.9%
500	Barclays Bank plc (United Kingdom), VAR, 5.93%, 12/31/49 (e) (m)	510
10	Cadets Trust, 4.80%, 07/15/13 (e) (m)	10
285	Glitnir Banki HF (Iceland), FRN, 5.80%, 01/21/11 (e) (m)	285
100	Lloyds TSB Group plc (United Kingdom), VAR, 6.27%, 12/31/49 (e) (m)	101
100	Shinsei Finance II (Cayman Islands), VAR, 7.16%, 12/31/49 (e) (m)	103
50	SunTrust Preferred Capital I, VAR, 5.85%, 12/31/49 (m)	51
	VTB Capital SA for Vneshtorgbank (Luxembourg),
250	FRN, 5.97%, 08/01/08 (e) (m)	250
10	FRN, 8.28%, 07/30/07	10
150	Wachovia Corp., 5.63%, 10/15/16	153

		1,473

	Commercial Services & Supplies — 0.4%
40	ACCO Brands Corp.,
	7.63%, 08/15/15 (m)	39
	Allied Waste North America,
15	7.25%, 03/15/15 (m)	15
25	Series B, 7.38%, 04/15/14 (m)	25
20	Corrections Corp. of America,
	6.25%, 03/15/13 (m)	20
15	Quebecor World Capital Corp. (Canada),
	8.75%, 03/15/16 (e) (m)	15

		114

	Consumer Finance — 1.8%
	Ford Motor Credit Co.,
65	FRN, 6.94%, 01/15/10 (m)	63
20	7.00%, 10/01/13 (m)	19
75	General Motors Acceptance Corp., 6.88%, 08/28/12 (m)	77
	SLM Corp.,
140	5.38%, 05/15/14 (m)	141
35	5.63%, 04/10/07 (m)	35
125	FRN, 5.52%, 07/27/09 (m)	125

		460

	Containers & Packaging— 0.5%
20	AEP Industries, Inc., 7.88%, 03/15/13 (m)	20
5	Ball Corp., 6.88%, 12/15/12 (m)	5
25	Crown Americas LLC and Crown Americas Capital Corp., 7.75%, 11/15/15 (m)	26
25	Jefferson Smurfit Corp. US, 7.50%, 06/01/13 (m)	23
35	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	36
5	Packaging Dynamics Finance Corp., 10.00%, 05/01/16 (e) (m)	5

		115

JPM Strategic Income Fund

JPM Strategic Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Diversified Consumer Services — 0.1%
15	Service Corp. International, 7.38%, 10/01/14 (m)	16
20	Stewart Enterprises, Inc., 6.25%, 02/15/13 (m)	19

		35

	Diversified Financial Services — 5.8%
135	Bank of America Corp., 5.63%, 10/14/16 (m)	139
15	Basell AF SCA (Luxembourg), 8.38%, 08/15/15 (e) (m)	15
125	Caterpillar Financial Services Corp., FRN, 5.42%, 08/11/09 (m)	125
	CIT Group Holdings, Inc.,
300	5.60%, 04/27/11 (m)	305
125	FRN, 5.49%, 08/17/09 (m)	125
200	Citigroup, Inc., 5.00%, 09/15/14 (m)	198
70	Mizuho Capital Investment 1 Ltd. (Cayman Islands), VAR, 6.69%, 12/31/49 (e) (m)	72
5	National Rural Utilities Cooperative Finance Corp., 6.50%, 03/01/07 (m)	5
200	Resona Preferred Global Securities Cayman Ltd., VAR, 7.19%, 12/31/49 (e) (m)	212
194	TRAINS, Series HY-1-2006, 7.55%, 05/01/16 (e) (m)	197
45	Visant Corp., 7.63%, 10/01/12 (m)	45

		1,438

	Diversified Telecommunication Services — 1.2%
10	Citizens Communications Co., 6.25%, 01/15/13 (m)	10
29	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	31
30	Qwest Communications International, Inc., FRN, 8.87%, 02/15/09 (m)	30
	Qwest Corp.,
5	7.50%, 10/01/14 (e) (m)	5
10	8.87%, 03/15/12 (m)	11
180	Verizon Global Funding Corp., 7.38%, 09/01/12	199
20	Wind Acquisition Finance S.A. (Luxembourg), 10.75%, 12/01/15 (e)	23

		309

	Electric Utilities — 0.5%
10	Alabama Power Co., Series Y, 2.80%, 12/01/06 (m)	10
35	ITC Holdings Corp., 6.38%, 09/30/36 (e) (m)	36
15	Midwest Generation LLC, 8.75%, 05/01/34 (m)	16
35	Puget Sound Energy, Inc., 6.27%, 03/15/37 (m)	37
15	Sierra Pacific Resources, 8.63%, 03/15/14 (m)	16

		115

	Electronic Equipment & Instruments — 0.0% (g)
10	Celestica, Inc., (Canada), 7.88%, 07/01/11 (m)	10

	Energy Equipment & Services — 0.1%
25	Hanover Compressor Co., 9.00%, 06/01/14 (m)	27

	Food & Staples Retailing — 0.2%
45	CVS Lease Pass-Through, 6.04%, 12/10/28 (e) (m)	46

	Gas Utilities — 0.4%
45	Duke Capital LLC, 8.00%, 10/01/19 (m)	54
35	Sonat, Inc., 7.63%, 07/15/11 (m)	36

		90

	Health Care Equipment & Supplies — 0.1%
35	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	36

	Health Care Providers & Services — 0.6%
	HCA, Inc.,
35	9.25%, 11/15/16 (e) (m)	37
30	9.63%, 11/15/16 (e) (m)	31
25	Select Medical Corp., 7.63%, 02/01/15 (m)	21
	Tenet Healthcare Corp.,
2	7.38%, 02/01/13 (m)	2
30	9.25%, 02/01/15 (m)	29

JPM Strategic Income Fund

JPM Strategic Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Principal Amount ($)	Security Description	Value ($)

25	Triad Hospitals, Inc., 7.00%, 11/15/13 (m)	25

		145

	Hotels, Restaurants & Leisure — 0.3%
	MGM Mirage,
15	6.75%, 09/01/12 (m)	15
50	6.75%, 04/01/13 (m)	49
20	Vail Resorts, Inc., 6.75%, 02/15/14	20

		84

	Household Durables — 0.5%
25	ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13 (m)	25
20	Ames True Temper, FRN, 9.37%, 01/15/12 (m)	20
	Beazer Homes USA, Inc.,
10	6.50%, 11/15/13 (m)	10
15	6.88%, 07/15/15 (m)	14
35	DR Horton, Inc., 5.63%, 09/15/14 (m)	34
25	Sealy Mattress Co., 8.25%, 06/15/14 (m)	26

		129

	Household Products — 0.3%
45	Gregg Appliances, Inc., 9.00%, 02/01/13 (m)	42
40	Spectrum Brands, Inc., 7.38%, 02/01/15 (m)	34

		76

	Independent Power Producers & Energy Traders — 0.1%
15	AES Corp. (The), 8.88%, 02/15/11 (m)	16

	Insurance — 0.9%
210	ING Capital Funding Trust III, VAR, 8.44%, 12/31/49 (m)	234

	Internet & Catalog Retail — 0.1%
20	Brookstone Co., Inc., 12.00%, 10/15/12 (m)	19

	IT Services — 0.2%
35	Iron Mountain, Inc., 7.75%, 01/15/15 (m)	36
2	SunGard Data Systems, Inc., 9.13%, 08/15/13 (m)	2

		38

	Leisure Equipment & Products — 0.1%
15	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e) (m)	15

	Machinery — 0.2%
50	Terex Corp., 7.38%, 01/15/14 (m)	51

	Media — 1.5%
15	Cablevision Systems Corp., Series B, 8.00%, 04/15/12 (m)	15
65	Charter Communications Operating LLC, 8.00%, 04/30/12 (e) (m)	67
50	DirecTV Holdings LLC, 6.38%, 06/15/15 (m)	48
	Echostar DBS Corp.,
5	6.63%, 10/01/14 (m)	5
45	7.13%, 02/01/16 (m)	44
25	Lodgenet Entertainment Corp., 9.50%, 06/15/13 (m)	27
30	RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e) (m)	32
10	TCI Communications, Inc., 7.88%, 02/15/26 (m)	12
45	Time Warner, Inc., 5.88%, 11/15/16 (m)	45
30	Videotron Ltee (Canada), 6.88%, 01/15/14	30
15	Warner Music Group, 7.38%, 04/15/14	15
35	WMG Holdings Corp., SUB, 0.00%, 12/15/14	28

		368

	Metals & Mining — 0.1%
25	Novelis, Inc. (Canada), 8.25%, 02/15/15 (e) (m)	24

	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
50	6.30%, 03/15/33 (m)	53
15	Series A, 8.13%, 06/15/10 (m)	16

		69

JPM Strategic Income Fund

JPM Strategic Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Oil, Gas & Consumable Fuels — 1.5%
15	BP Capital Markets plc (United Kingdom), 2.75%, 12/29/06 (m)	15
	Chesapeake Energy Corp.,
10	6.50%, 08/15/17 (m)	10
40	7.00%, 08/15/14 (m)	40
25	Denbury Resources, Inc., 7.50%, 04/01/13 (m)	25
20	Energy Transfer Partners LP, 6.63%, 10/15/36 (m)	21
34	Gaz Capital S.A. (Luxembourg), 8.63%, 04/28/34	44
65	Gazprom International S.A. (Luxembourg), 7.20%, 02/01/20	68
120	OAO Gazprom, 9.63%, 03/01/13 (e)	143
15	Newfield Exploration Co., 6.63%, 04/15/16 (m)	15

		381

	Paper & Forest Products — 0.3%
75	Georgia-Pacific Corp., 9.50%, 12/01/11 (m)	83

	Personal Products — 0.0% (g)
10	Del Laboratories, Inc., FRN, 10.37%, 11/01/11 (m)	10
311	Drypers Corp., Series B, 10.25%, 06/15/07 (d) (i) (m)	3

		13

	Real Estate Investment Trusts (REITs) — 2.7%
20	Host Marriott LP REIT, Series Q, 6.75%, 06/01/16 (m)	20
	iStar Financial, Inc.,
100	FRN, 5.79%, 03/03/08 (m)	101
220	5.95%, 10/15/13 (e) (m)	224
15	Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 05/01/13 (e) (m)	15
320	Westfield Group (Australia) 5.70%, 10/01/16 (e)	325

		685

	Road & Rail — 0.2%
20	Hertz Corp., 8.88%, 01/01/14 (e) (m)	21
25	United Rentals North America, Inc., 6.50%, 02/15/12	24

		45

	Software — 0.2%
35	UGS Corp., 10.00%, 06/01/12	38

	Thrifts & Mortgage Finance — 1.2%
250	Residential Capital Corp., 6.38%, 06/30/10 (m)	256
50	Washington Mutual, Inc., FRN, 5.51%, 08/24/09	50

		306

	Wireless Telecommunication Services — 0.7%
15	Intelsat Bermuda Ltd. (Bermuda), 9.25%, 06/15/16 (e) (m)	16
20	Intelsat Subsidiary Holding Co., Ltd. (Bermuda), FRN, 10.48%, 01/15/12 (m)	20
	New Cingular Wireless Services, Inc.,
10	7.88%, 03/01/11 (m)	11
75	8.13%, 05/01/12 (m)	85
10	8.75%, 03/01/31 (m)	14
25	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14 (m)	25

		171

	Total Corporate Bonds (Cost $9,572)	9,469

	Foreign Government Securities — 11.5%
	Argentina — 1.4%
	Government of Argentina,
210	FRN, 5.59%, 08/03/12	150
200	8.28%, 12/31/33	204

		354

	Barbados — 0.1%
15	Barbados Government International Bond, Regulation S, 7.25%, 12/15/21	17

	Brazil — 0.7%
110	Federal Republic of Brazil, 12.25%, 03/06/30	181

	Canada — 0.3%
50	Province of Quebec, 7.50%, 09/15/29 (m)	65

JPM Strategic Income Fund

JPM Strategic Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	Colombia — 0.6%
	Government of Colombia,
65	8.25%, 12/22/14	73
20	10.38%, 01/28/33	28
40	10.75%, 01/15/13	50

		151

	Dominican Republic — 1.2%
	Government of Dominican Republic,
210	9.04%, 01/23/18 (e)	241
43	9.50%, 09/27/11	46

		287

	El Salvador — 0.5%
	El Salvador Government International Bond,
35	7.63%, 09/21/34 (e)	39
80	8.25%, 04/10/32 (e) (m)	95

		134

	Indonesia — 0.5%
119	Government of Indonesia, 7.25%, 04/20/15	127

	Malaysia — 0.5%
	Government of Malaysia,
50	7.50%, 07/15/11(m)	55
70	8.75%, 06/01/09	76

		131

	Mexico — 1.0%
	United Mexican States,
40	7.50%, 01/14/12	44
25	8.00%, 09/24/22	31
35	8.30%, 08/15/31	45
125	FRN, 6.07%, 01/13/09	126

		246

	Panama — 0.6%
	Government of Panama,
60	7.13%, 01/29/26	65
15	7.25%, 03/15/15	16
45	8.88%, 09/30/27	57
10	9.38%, 07/23/12	12

		150

	Peru — 0.8%
192	Government of Peru, 5.00%, 03/07/17	190

	Phillippines — 0.2%
40	Government of Philippines, 10.63%, 03/16/25	56

	Russia — 0.9%
	Russian Federation,
75	12.75%, 06/24/28	137
69	SUB, 5.00%, 03/31/30	78

		215

	South Africa — 0.3%
65	Government of South Africa, 8.50%, 06/23/17	79

	Trinidad & Tobago — 0.3%
50	Trinidad & Tobago Government International Bond, 9.75%, 07/01/20	68

	Turkey — 0.2%
	Government of Turkey,
35	7.38%, 02/05/25	36
16	8.00%, 02/14/34	17

		53

	Ukraine — 1.0%
250	Government of Ukraine, 6.88%, 03/04/11 (e)	256

	Uruguay — 0.4%
100	Government of Uruguay, 8.00%, 11/18/22	111

	Total Foreign Government Securities (Cost $2,627)	2,871

	Mortgage Pass-Through Securities — 40.8%
	Federal Home Loan Mortgage Corp., Gold Pools,
451	6.00%, 05/01/17-12/15/36 (m)	456
175	TBA, 6.50%, 12/15/36	179
	Federal National Mortgage Association Various Pools,
752	5.50%, 06/01/34-12/25/36 (m)	751
626	6.00%, 03/01/33-01/25/36 (m)	634
2,042	6.50%, 01/01/35-01/25/36(m)	2,083
1,133	7.00%, 02/01/35-07/01/36 (m)	1,164
950	TBA, 4.50%, 12/25/21	925
2,650	TBA, 5.00%, 01/25/36-12/25/36	2,588
50	TBA, 5.50%, 12/25/36	50
195	TBA, 8.00%, 01/25/36	197
	Government National Mortgage Association Pools,
505	6.00%, 01/15/36-12/15/36	513
600	6.50%, 12/15/36	617

	Total Mortgage Pass-Through Securities (Cost $10,162)	10,157

	Private Placements — 7.3%
1,193	270 5th Ave., Secured by First Mortgage and Agreement on Co-op Apartment Building in Brooklyn, New York, 6.93%, 08/01/18 (i) (m)	1,282
471	3512 Oxford Ave., Secured by First Mortgage and Agreement on Co-op Apartment in Riverdale, New York, 8.45%, 06/01/17 (i) (m)	529

	Total Private Placements (Cost $1,664)	1,811

JPM Strategic Income Fund

JPM Strategic Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Principal Amount ($)	Security Description	Value ($)

	U.S. Treasury Obligations — 2.9%
10	U.S. Treasury Bonds,
	5.38%, 02/15/31 (k) (m)	11
	U.S. Treasury Notes,
15	3.63%, 04/30/07 (m)	15
15	4.13%, 08/15/10 (m)	15
10	4.25%, 08/15/15 (m)	10
410	4.63%, 11/15/16 (m)	415
105	5.13%, 06/30/11 (m)	108
125	5.50%, 08/15/28 (m)	139
20	6.63%, 05/15/07 (m)	20

	Total U.S. Treasury Obligations (Cost $711)	733

Shares

	Warrants — 0.00% (g)
-(h)	Startec Global Communications Corp., expiring 05/15/08 (a) (Cost $—(h))	-(h)

	Total Long-Term Investments (Cost $29,499)	29,663

Number of Contracts

	Options Purchased — 2.8%
	Call Options Purchased — 1.4%
9	30 Day Fed Funds expiring 01/31/07 @ $94.75, American Style.	- (h)
18	30 Day Fed Funds expiring 12/29/06 @ $94.75, American Style.	- (h)
29	30 Day Fed Funds expiring 02/28/07 @ $94.75, American Style.	5
19	90 Day Eurodollar Futures expiring 01/12/07 @ 95.00, American Style.	1
3	Eurodollar 1-Year Mid Curve expiring 12/01/06 @ 95.38, American Style.	- (h)

Notional Value ($)

	Call Options Purchased on Interest Rate Swaps:
13,610	Expiring 11/02/09. If exercised the Fund receives 4.49% and pays floating 3 month LIBOR expiring 11/04/19, European Style.	316
7,554	Expiring 11/01/07. If exercised the Fund receives 3.83% and pays floating 3 month LIBOR expiring 10/06/18, European Style.	9

	Total Call Options Purchased	331

	Receiver/Payer Straddle on Interest Rate Swaps — 1.1%
14,140	Expiring 10/02/08. If exercised the Fund pays/receives 4.46% and receives/pays floating 3 month LIBOR expiring 10/06/18, European Style.	235
1,225	Expiring 12/04/06. If exercised the Fund pays/receives 5.11% and receives/pays floating 3 month LIBOR expiring 12/06/16, European Style.	17
290	Expiring 12/01/06. If exercised the Fund pays/receives 5.26% and receives/pays floating 3 month LIBOR expiring 12/05/16, European Style.	7
1,225	Expiring 12/28/06. If exercised the Fund pays/receives 5.02% and receives/pays floating 3 month LIBOR expiring 01/02/17, European Style.	16

	Total Receiver/Payer Straddle on Interest Rate Swaps	275

Number of Contracts

	Put Options Purchased — 0.3%
29	30 Day Fed Funds expiring 02/28/07 @ $94.75, American Style.	1
9	30 Day Fed Funds expiring 04/30/07 @ $94.81, American Style.	1
3	Eurodollar 1-Year Mid Curve expiring 12/01/06 @ 95.13, American Style.	-(h)

Notional Value ($)

	Put Options Purchased on Interest Rate Swaps:
1,225	Expiring 12/15/06. If exercised the Fund pays 5.14% and receives floating 3 month LIBOR expiring 05/21/13, European Style.	21
19,050	Expiring 04/23/07. If exercised the Fund pays 5.10% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	20
19,050	Expiring 04/23/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	2
19,050	Expiring 04/24/07. If exercised the Fund pays 5.69% and receives floating 3 month LIBOR expiring 04/26/08, European Style.	2
57,225	Expiring 04/26/07. If exercised the Fund pays 5.25% and receives floating 3 month LIBOR expiring 04/25/08, European Style.	35

	Total Put Options Purchased	82

	Total Options Purchased (Cost $679)	688

JPM Strategic Income Fund

JPM Strategic Income Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands except number of contracts)

Principal Amount ($)

	Short-Term Investments — 14.5%
	Commercial Paper — 7.0%
	ANZ Delaware, Inc., 5.28%, 12/11/06 (m)	499
	CRC Funding LLC, 5.29%, 12/13/06 (e) (m)	499
	Gemini Securities Corp., 5.30%, 01/04/07 (m)	747

	(Cost $1,745)	1,745

Shares

	Investment Company — 7.5%
1,866	JPMorgan Prime Money Market Fund (b) (m) (Cost $1,866)	1,866

	Total Short-Term Investments (Cost $3,611)	3,611

	Total Investments — 136.3% (Cost $33,789)	33,962
	Other Liabilities in Excess of Assets — (36.3)%	(9,046)

	Net Assets — 100.0%	$24,916

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(r)	Rates shown are per annum and payments are as described.

BPS	Basis Points
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.
TBA	To Be Announced
TRAINS	Targeted Return Index
USD	United States Dollar
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$610
Aggregate gross unrealized depreciation	(437)

Net unrealized appreciation/depreciation	$173

Federal income tax cost of investments	$33,789

JPMorgan Strategic Income Fund

Futures Contracts
(Amounts in thousands, except for number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/06 (USD)	UNREALIZED APPRECIATION (DEPRECIATION) (USD)

	Long Futures Outstanding
4	U.K. Treasury Gilt	March, 2007	$864	$2
6	U.S. Treasury Bonds	March, 2007	686	5
10	2 Year U.S. Treasury Notes	March, 2007	2,050	3
2	5 Year U.S. Treasury Notes	March, 2007	212	1
1	10 Year U.S. Treasury Notes	March, 2007	109	-(h )
	Short Futures Outstanding
(4)	Euro-Bobl	December, 2006	$(583)	-(h )
(4)	Euro-Bund	December, 2006	(628)	(5)
(5)	Euro-Schatz	December, 2006	(688)	-(h )
(17)	5 Year U.S. Treasury Notes	March, 2007	(1,805)	(4)
(15)	10 Year U.S. Treasury Notes	March, 2007	(1,638)	(9)

				$(7)

JPMorgan Strategic Income Fund

OPTIONS WRITTEN

Call Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE *	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE	PREMIUM (USD)	VALUE (USD)

Citibank, N.A.	5.11% semi-annually	12/04/06	12/06/16	$1,225	$(2)	$(17)

Put Options Written on Interest Rate Swaps****

COUNTERPARTY	EXERCISE RATE **	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE	PREMIUM (USD)	VALUE (USD)

Bank of America	5.99% semi-annually	11/02/09	11/04/19	$13,610	$(259)	$(195)
Barclays Capital	5.40% semi-annually	04/26/07	04/30/08	57,225	(43)	(19)
Goldman Sachs Capital Management	5.49% semi-annually	04/24/07	04/26/08	38,100	(36)	(9)
Goldman Sachs Capital Management	5.49% semi-annually	04/23/07	04/25/08	22,860	(22)	(5)

					$(360)	$(228)

Receiver/Payer Straddle on Interest Rate Swaps****

NAME OF ISSUER	EXERCISE RATE***	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL VALUE	PREMIUM (USD)	VALUE (USD)

Barclays Capital	5.96% semi-annually	10/02/08	10/06/18	$14,140	$(191)	$(110)

*	The Fund will receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund will pay a floating rate based on 3-month USD LIBOR, if exercised.

***	The Fund will pay or receive a floating rate based on 3-month USD LIBOR, if exercised.

****	European Style

JPMorgan Strategic Income Fund

Interest Rate Swaps

	Rate Type (r)

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount (USD)	Value (USD)

Bank of America	5.05% semi-annually	3 month LIBOR quarterly	01/11/12	$18,000	$(17)
Bank of America	5.10% semi-annually	3 month LIBOR quarterly	01/11/12	3,620	(41)
Bank of America	5.24% semi-annually	3 month LIBOR quarterly	11/04/19	7,769	(106)
Bank of America	3 month LIBOR quarterly	5.10% semi-annually	01/11/09	4,180	15
Bank of America	3 month LIBOR quarterly	5.10% semi-annually	01/11/09	8,420	30
Barclays Capital	5.21% semi-annually	3 month LIBOR quarterly	10/06/18	6,637	(118)
Citibank, N.A.	4.95% semi-annually	3 month LIBOR quarterly	12/04/16	590	-(h )
Citibank, N.A.	4.99% semi-annually	3 month LIBOR quarterly	11/30/16	735	(3)
Citibank, N.A.	5.07% semi-annually	3 month LIBOR quarterly	11/27/16	120	(9)
Credit Suisse International	5.05% semi-annually	3 month LIBOR quarterly	08/15/16	1,591	(15)
Deutsche Bank AG, New York	5.00% semi-annually	3 month LIBOR quarterly	09/28/11	7,010	(38)
Deutsche Bank AG, New York	5.02% semi-annually	3 month LIBOR quarterly	02/26/09	5,000	(15)
Deutsche Bank AG, New York	5.05% semi-annually	3 month LIBOR quarterly	02/08/09	4,995	(16)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.05% semi-annually	09/28/08	8,145	3
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.10% semi-annually	09/28/16	1,970	25
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.15% semi-annually	02/08/17	1,210	22
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.08% semi-annually	02/26/17	1,210	15
Goldman Sachs Capital Management	4.98% semi-annually	3 month LIBOR quarterly	02/26/09	5,000	(12)
Goldman Sachs Capital Management	3 month LIBOR quarterly	5.05% semi-annually	02/26/17	1,210	12
Goldman Sachs International	4.93% semi-annually	3 month LIBOR quarterly	01/11/09	4,190	-(h )
Goldman Sachs International	3 month LIBOR quarterly	4.86% semi-annually	01/11/12	1,835	-(h )
Lehman Brothers Special Financing	5.09% semi-annually	3 month LIBOR quarterly	09/27/16	2,185	(25)
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.05% semi-annually	09/27/08	4,250	1
Lehman Brothers Special Financing	3 month LIBOR quarterly	5.21% semi-annually	09/27/36	570	12
Union Bank of Switzerland AG, Warburg	5.13% semi-annually	3 month LIBOR quarterly	12/04/16	595	(9)
Union Bank of Switzerland AG, Warburg	5.14% semi-annually	3 month LIBOR quarterly	12/04/16	615	(10)
Union Bank of Switzerland AG, Warburg	3 month LIBOR quarterly	5.23% semi-annually	12/04/36	300	8
Union Bank of Switzerland AG, Warburg	3 month LIBOR quarterly	5.26% semi-annually	12/04/36	320	9

					(282)

Credit Default Swaps

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

Akzo, 4.25%, 06/14/11	Citibank, N.A.	Buy	23 BPS quarterly	12/20/11	$300	-(h	)
BASF, 3.50%, 07/08/10	Union Bank of Switzerland AG, Warburg	Buy	10.5 BPS quarterly	12/20/11	300	-(h	)
Dow Jones CDX.NA.HY.7	Deutsche Bank AG, New York	Buy	325 BPS quarterly	12/20/11	375	(10)
Dow Jones CDX.NA.HY.7	Lehman Brothers Special Financing	Buy	325 BPS quarterly	12/20/11	375	(10)
Hanover Finance SA, 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	200	-(h	)
Hanover Finance SA, 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	300	-(h	)
Thales SA, 4.38%, 07/22/11	Morgan Stanley Capital Services	Buy	18 BPS quarterly	12/20/11	300	-(h	)
Munich Re Finance BV, 6.75%, 06/21/23	Morgan Stanley Capital Services	Buy	7 BPS quarterly	12/20/11	300	-(h	)
Munich Re Finance BV, 6.75%, 06/21/23	Morgan Stanley Capital Services	Buy	7 BPS quarterly	12/20/11	200	-(h	)
Reed Elsevier, 5.75%, 07/31/08	Union Bank of Switzerland AG, Warburg	Buy	20 BPS quarterly	12/20/11	300	-(h	)
Solvay, 4.63%, 06/27/18	Union Bank of Switzerland AG, Warburg	Buy	16.5 BPS quarterly	12/20/11	300	-(h	)

						$(20)

Price Lock Swap

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Value (USD)

Credit Suisse International (b)	U.S. Treasury Note, 4.88%, 08/15/16	$102.42	12/27/06	$1,536	$12

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

January 29, 2007